UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02354

Name of Fund:  BlackRock Liquidity Funds
BlackRock Liquid Federal Trust Fund
FedFund
MuniCash
TempCash
T-Fund
Treasury Trust Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Liquidity Funds, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2025

Date of reporting period: 04/30/2025

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.
BlackRock Liquid Federal Trust Fund

Institutional Shares | TFFXX

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about BlackRock Liquid Federal Trust Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$9	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$6,550,383,444
Number of Portfolio Holdings...
95
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.18%
   7-Day Yield...
4.18%

What did the Fund invest in?

(as of April 30, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
70.0%
U.S. Government Sponsored Agency Obligations...
33.0
Liabilities in Excess of Other Assets...
(3.0)

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

BlackRock Liquid Federal Trust Fund

Institutional Shares | TFFXX

Semi-Annual Shareholder Report — April 30, 2025

TFFXX-04/25-SAR

BlackRock Liquid Federal Trust Fund

Administration Shares | BFTXX

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about BlackRock Liquid Federal Trust Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration Shares	$14	0.27%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$6,550,383,444
Number of Portfolio Holdings...
95
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.08%
   7-Day Yield...
4.08%

What did the Fund invest in?

(as of April 30, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
70.0%
U.S. Government Sponsored Agency Obligations...
33.0
Liabilities in Excess of Other Assets...
(3.0)

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

BlackRock Liquid Federal Trust Fund

Administration Shares | BFTXX

Semi-Annual Shareholder Report — April 30, 2025

BFTXX-04/25-SAR

BlackRock Liquid Federal Trust Fund

Cash Management Shares | BFMXX

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about BlackRock Liquid Federal Trust Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Shares	$34	0.67%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$6,550,383,444
Number of Portfolio Holdings...
95
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.68%
   7-Day Yield...
3.68%

What did the Fund invest in?

(as of April 30, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
70.0%
U.S. Government Sponsored Agency Obligations...
33.0
Liabilities in Excess of Other Assets...
(3.0)

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

BlackRock Liquid Federal Trust Fund

Cash Management Shares | BFMXX

Semi-Annual Shareholder Report — April 30, 2025

BFMXX-04/25-SAR

BlackRock Liquid Federal Trust Fund

Dollar Shares | TSDXX

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about BlackRock Liquid Federal Trust Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dollar Shares	$21	0.42%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$6,550,383,444
Number of Portfolio Holdings...
95
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.93%
   7-Day Yield...
3.93%

What did the Fund invest in?

(as of April 30, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
70.0%
U.S. Government Sponsored Agency Obligations...
33.0
Liabilities in Excess of Other Assets...
(3.0)

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

BlackRock Liquid Federal Trust Fund

Dollar Shares | TSDXX

Semi-Annual Shareholder Report — April 30, 2025

TSDXX-04/25-SAR

BlackRock Liquid Federal Trust Fund

Mischler Financial Group Shares | EDUXX

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about BlackRock Liquid Federal Trust Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mischler Financial Group Shares	$9	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$6,550,383,444
Number of Portfolio Holdings...
95
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.18%
   7-Day Yield...
4.18%

What did the Fund invest in?

(as of April 30, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
70.0%
U.S. Government Sponsored Agency Obligations...
33.0
Liabilities in Excess of Other Assets...
(3.0)

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Liquid Federal Trust Fund

Mischler Financial Group Shares | EDUXX

Semi-Annual Shareholder Report — April 30, 2025

EDUXX-04/25-SAR

BlackRock Liquid Federal Trust Fund

Stern Brothers Shares | SIGXX

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about BlackRock Liquid Federal Trust Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Stern Brothers Shares	$9	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$6,550,383,444
Number of Portfolio Holdings...
95
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.18%
   7-Day Yield...
4.18%

What did the Fund invest in?

(as of April 30, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
70.0%
U.S. Government Sponsored Agency Obligations...
33.0
Liabilities in Excess of Other Assets...
(3.0)

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Liquid Federal Trust Fund

Stern Brothers Shares | SIGXX

Semi-Annual Shareholder Report — April 30, 2025

SIGXX-04/25-SAR

BlackRock Liquid Federal Trust Fund

Tigress Shares | EVEXX

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about BlackRock Liquid Federal Trust Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tigress Shares	$9	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$6,550,383,444
Number of Portfolio Holdings...
95
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.18%
   7-Day Yield...
4.18%

What did the Fund invest in?

(as of April 30, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
70.0%
U.S. Government Sponsored Agency Obligations...
33.0
Liabilities in Excess of Other Assets...
(3.0)

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Liquid Federal Trust Fund

Tigress Shares | EVEXX

Semi-Annual Shareholder Report — April 30, 2025

EVEXX-04/25-SAR

FedFund

Institutional Shares | TFDXX

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$9	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$168,587,818,648
Number of Portfolio Holdings...
190
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.22%
   7-Day Yield...
4.22%

What did the Fund invest in?

(as of April 30, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
47.3%
U.S. Treasury Obligations...
37.1
U.S. Government Sponsored Agency Obligations...
13.1
Other Assets Less Liabilities...
2.5

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

FedFund

Institutional Shares | TFDXX

Semi-Annual Shareholder Report — April 30, 2025

TFDXX-04/25-SAR

FedFund

Administration Shares | BLFXX

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration Shares	$14	0.27%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$168,587,818,648
Number of Portfolio Holdings...
190
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.12%
   7-Day Yield...
4.12%

What did the Fund invest in?

(as of April 30, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
47.3%
U.S. Treasury Obligations...
37.1
U.S. Government Sponsored Agency Obligations...
13.1
Other Assets Less Liabilities...
2.5

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

FedFund

Administration Shares | BLFXX

Semi-Annual Shareholder Report — April 30, 2025

BLFXX-04/25-SAR

FedFund

Capital Shares | BFCXX

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Shares	$11	0.22%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$168,587,818,648
Number of Portfolio Holdings...
190
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.17%
   7-Day Yield...
4.17%

What did the Fund invest in?

(as of April 30, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
47.3%
U.S. Treasury Obligations...
37.1
U.S. Government Sponsored Agency Obligations...
13.1
Other Assets Less Liabilities...
2.5

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

FedFund

Capital Shares | BFCXX

Semi-Annual Shareholder Report — April 30, 2025

BFCXX-04/25-SAR

FedFund

Cash Management Shares | BFFXX

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Shares	$33	0.67%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$168,587,818,648
Number of Portfolio Holdings...
190
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.73%
   7-Day Yield...
3.73%

What did the Fund invest in?

(as of April 30, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
47.3%
U.S. Treasury Obligations...
37.1
U.S. Government Sponsored Agency Obligations...
13.1
Other Assets Less Liabilities...
2.5

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

FedFund

Cash Management Shares | BFFXX

Semi-Annual Shareholder Report — April 30, 2025

BFFXX-04/25-SAR

FedFund

Cash Reserve Shares | BFRXX

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Reserve Shares	$29	0.57%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$168,587,818,648
Number of Portfolio Holdings...
190
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.82%
   7-Day Yield...
3.82%

What did the Fund invest in?

(as of April 30, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
47.3%
U.S. Treasury Obligations...
37.1
U.S. Government Sponsored Agency Obligations...
13.1
Other Assets Less Liabilities...
2.5

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

FedFund

Cash Reserve Shares | BFRXX

Semi-Annual Shareholder Report — April 30, 2025

BFRXX-04/25-SAR

FedFund

Dollar Shares | TDDXX

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dollar Shares	$21	0.42%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$168,587,818,648
Number of Portfolio Holdings...
190
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.97%
   7-Day Yield...
3.97%

What did the Fund invest in?

(as of April 30, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
47.3%
U.S. Treasury Obligations...
37.1
U.S. Government Sponsored Agency Obligations...
13.1
Other Assets Less Liabilities...
2.5

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

FedFund

Dollar Shares | TDDXX

Semi-Annual Shareholder Report — April 30, 2025

TDDXX-04/25-SAR

FedFund

Great Pacific Shares | GPAXX

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Great Pacific Shares	$9	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$168,587,818,648
Number of Portfolio Holdings...
190
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.22%
   7-Day Yield...
4.22%

What did the Fund invest in?

(as of April 30, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
47.3%
U.S. Treasury Obligations...
37.1
U.S. Government Sponsored Agency Obligations...
13.1
Other Assets Less Liabilities...
2.5

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

FedFund

Great Pacific Shares | GPAXX

Semi-Annual Shareholder Report — April 30, 2025

GPAXX-04/25-SAR

FedFund

Mischler Financial Group Shares | HUAXX

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mischler Financial Group Shares	$9	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$168,587,818,648
Number of Portfolio Holdings...
190
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.22%
   7-Day Yield...
4.22%

What did the Fund invest in?

(as of April 30, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
47.3%
U.S. Treasury Obligations...
37.1
U.S. Government Sponsored Agency Obligations...
13.1
Other Assets Less Liabilities...
2.5

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

FedFund

Mischler Financial Group Shares | HUAXX

Semi-Annual Shareholder Report — April 30, 2025

HUAXX-04/25-SAR

FedFund

Penserra Shares | PSFXX

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Penserra Shares	$9	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$168,587,818,648
Number of Portfolio Holdings...
190
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.22%
   7-Day Yield...
4.22%

What did the Fund invest in?

(as of April 30, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
47.3%
U.S. Treasury Obligations...
37.1
U.S. Government Sponsored Agency Obligations...
13.1
Other Assets Less Liabilities...
2.5

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

FedFund

Penserra Shares | PSFXX

Semi-Annual Shareholder Report — April 30, 2025

PSFXX-04/25-SAR

FedFund

Premier Shares | BUPXX

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Shares	$9	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$168,587,818,648
Number of Portfolio Holdings...
190
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.22%
   7-Day Yield...
4.22%

What did the Fund invest in?

(as of April 30, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
47.3%
U.S. Treasury Obligations...
37.1
U.S. Government Sponsored Agency Obligations...
13.1
Other Assets Less Liabilities...
2.5

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

FedFund

Premier Shares | BUPXX

Semi-Annual Shareholder Report — April 30, 2025

BUPXX-04/25-SAR

FedFund

Private Client Shares | BRPXX

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Private Client Shares	$34	0.68%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$168,587,818,648
Number of Portfolio Holdings...
190
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.71%
   7-Day Yield...
3.71%

What did the Fund invest in?

(as of April 30, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
47.3%
U.S. Treasury Obligations...
37.1
U.S. Government Sponsored Agency Obligations...
13.1
Other Assets Less Liabilities...
2.5

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

FedFund

Private Client Shares | BRPXX

Semi-Annual Shareholder Report — April 30, 2025

BRPXX-04/25-SAR

FedFund

Select Shares | BFBXX

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Shares	$50	1.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$168,587,818,648
Number of Portfolio Holdings...
190
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.39%
   7-Day Yield...
3.39%

What did the Fund invest in?

(as of April 30, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
47.3%
U.S. Treasury Obligations...
37.1
U.S. Government Sponsored Agency Obligations...
13.1
Other Assets Less Liabilities...
2.5

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

FedFund

Select Shares | BFBXX

Semi-Annual Shareholder Report — April 30, 2025

BFBXX-04/25-SAR

FedFund

Stern Brothers Shares | SBIXX

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Stern Brothers Shares	$9	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$168,587,818,648
Number of Portfolio Holdings...
190
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.22%
   7-Day Yield...
4.22%

What did the Fund invest in?

(as of April 30, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
47.3%
U.S. Treasury Obligations...
37.1
U.S. Government Sponsored Agency Obligations...
13.1
Other Assets Less Liabilities...
2.5

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

FedFund

Stern Brothers Shares | SBIXX

Semi-Annual Shareholder Report — April 30, 2025

SBIXX-04/25-SAR

FedFund

Tigress Shares | TIGXX

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tigress Shares	$9	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$168,587,818,648
Number of Portfolio Holdings...
190
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.22%
   7-Day Yield...
4.22%

What did the Fund invest in?

(as of April 30, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
47.3%
U.S. Treasury Obligations...
37.1
U.S. Government Sponsored Agency Obligations...
13.1
Other Assets Less Liabilities...
2.5

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

FedFund

Tigress Shares | TIGXX

Semi-Annual Shareholder Report — April 30, 2025

TIGXX-04/25-SAR

FedFund

WestCap Shares | WSTXX

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WestCap Shares	$9	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$168,587,818,648
Number of Portfolio Holdings...
190
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.22%
   7-Day Yield...
4.22%

What did the Fund invest in?

(as of April 30, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
47.3%
U.S. Treasury Obligations...
37.1
U.S. Government Sponsored Agency Obligations...
13.1
Other Assets Less Liabilities...
2.5

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

FedFund

WestCap Shares | WSTXX

Semi-Annual Shareholder Report — April 30, 2025

WSTXX-04/25-SAR

TempCash

Institutional Shares | TMCXX

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about TempCash (the “Fund”) for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$9	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$22,151,235,110
Number of Portfolio Holdings...
248
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.33%
   7-Day Yield...
4.33%

What did the Fund invest in?

(as of April 30, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
Commercial Paper...
30.9%
Repurchase Agreements...
22.8
Certificates of Deposit...
21.3
Time Deposits...
20.0
U.S. Treasury Obligations...
1.0
Corporate Bonds...
0.5
Municipal Bonds...
0.4
Other Assets Less Liabilities...
3.1

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

TempCash

Institutional Shares | TMCXX

Semi-Annual Shareholder Report — April 30, 2025

TMCXX-04/25-SAR

TempCash

Capital Shares | TPCXX

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about TempCash (the “Fund”) for the period of April 14, 2025 to April 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Shares	$1Footnote Reference(a)	0.18%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Capital Shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Key Fund statistics

Net Assets...
$22,151,235,110
Number of Portfolio Holdings...
248
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.34%
   7-Day Yield...
4.34%

What did the Fund invest in?

(as of April 30, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
Commercial Paper...
30.9%
Repurchase Agreements...
22.8
Certificates of Deposit...
21.3
Time Deposits...
20.0
U.S. Treasury Obligations...
1.0
Corporate Bonds...
0.5
Municipal Bonds...
0.4
Other Assets Less Liabilities...
3.1

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

TempCash

Capital Shares | TPCXX

Semi-Annual Shareholder Report — April 30, 2025

TPCXX-04/25-SAR

TempCash

Dollar Shares | TCDXX

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about TempCash (the “Fund”) for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dollar Shares	$14	0.28%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$22,151,235,110
Number of Portfolio Holdings...
248
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.20%
   7-Day Yield...
4.20%

What did the Fund invest in?

(as of April 30, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
Commercial Paper...
30.9%
Repurchase Agreements...
22.8
Certificates of Deposit...
21.3
Time Deposits...
20.0
U.S. Treasury Obligations...
1.0
Corporate Bonds...
0.5
Municipal Bonds...
0.4
Other Assets Less Liabilities...
3.1

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

TempCash

Dollar Shares | TCDXX

Semi-Annual Shareholder Report — April 30, 2025

TCDXX-04/25-SAR

TempCash

Great Pacific Shares | GPCXX

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about TempCash (the “Fund”) for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Great Pacific Shares	$9	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$22,151,235,110
Number of Portfolio Holdings...
248
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.33%
   7-Day Yield...
4.33%

What did the Fund invest in?

(as of April 30, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
Commercial Paper...
30.9%
Repurchase Agreements...
22.8
Certificates of Deposit...
21.3
Time Deposits...
20.0
U.S. Treasury Obligations...
1.0
Corporate Bonds...
0.5
Municipal Bonds...
0.4
Other Assets Less Liabilities...
3.1

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

TempCash

Great Pacific Shares | GPCXX

Semi-Annual Shareholder Report — April 30, 2025

GPCXX-04/25-SAR

TempCash

Premier Shares | TCPXX

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about TempCash (the “Fund”) for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Shares	$9	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$22,151,235,110
Number of Portfolio Holdings...
248
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.33%
   7-Day Yield...
4.33%

What did the Fund invest in?

(as of April 30, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
Commercial Paper...
30.9%
Repurchase Agreements...
22.8
Certificates of Deposit...
21.3
Time Deposits...
20.0
U.S. Treasury Obligations...
1.0
Corporate Bonds...
0.5
Municipal Bonds...
0.4
Other Assets Less Liabilities...
3.1

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

TempCash

Premier Shares | TCPXX

Semi-Annual Shareholder Report — April 30, 2025

TCPXX-04/25-SAR

T-Fund

Institutional Shares | TSTXX

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about T-Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$9	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$112,316,303,127
Number of Portfolio Holdings...
109
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.21%
   7-Day Yield...
4.21%

What did the Fund invest in?

(as of April 30, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
51.7%
U.S. Treasury Obligations...
45.2
Other Assets Less Liabilities...
3.1

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

T-Fund

Institutional Shares | TSTXX

Semi-Annual Shareholder Report — April 30, 2025

TSTXX-04/25-SAR

T-Fund

Administration Shares | BTAXX

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about T-Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration Shares	$14	0.27%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$112,316,303,127
Number of Portfolio Holdings...
109
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.11%
   7-Day Yield...
4.11%

What did the Fund invest in?

(as of April 30, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
51.7%
U.S. Treasury Obligations...
45.2
Other Assets Less Liabilities...
3.1

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

T-Fund

Administration Shares | BTAXX

Semi-Annual Shareholder Report — April 30, 2025

BTAXX-04/25-SAR

T-Fund

Capital Shares | BCHXX

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about T-Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Shares	$11	0.22%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$112,316,303,127
Number of Portfolio Holdings...
109
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.16%
   7-Day Yield...
4.16%

What did the Fund invest in?

(as of April 30, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
51.7%
U.S. Treasury Obligations...
45.2
Other Assets Less Liabilities...
3.1

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

T-Fund

Capital Shares | BCHXX

Semi-Annual Shareholder Report — April 30, 2025

BCHXX-04/25-SAR

T-Fund

Cash Management Shares | BPTXX

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about T-Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Shares	$34	0.67%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$112,316,303,127
Number of Portfolio Holdings...
109
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.72%
   7-Day Yield...
3.72%

What did the Fund invest in?

(as of April 30, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
51.7%
U.S. Treasury Obligations...
45.2
Other Assets Less Liabilities...
3.1

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

T-Fund

Cash Management Shares | BPTXX

Semi-Annual Shareholder Report — April 30, 2025

BPTXX-04/25-SAR

T-Fund

Cash Reserve Shares | BTRXX

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about T-Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Reserve Shares	$28	0.57%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$112,316,303,127
Number of Portfolio Holdings...
109
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.82%
   7-Day Yield...
3.82%

What did the Fund invest in?

(as of April 30, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
51.7%
U.S. Treasury Obligations...
45.2
Other Assets Less Liabilities...
3.1

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

T-Fund

Cash Reserve Shares | BTRXX

Semi-Annual Shareholder Report — April 30, 2025

BTRXX-04/25-SAR

T-Fund

Dollar Shares | TFEXX

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about T-Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dollar Shares	$21	0.42%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$112,316,303,127
Number of Portfolio Holdings...
109
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.96%
   7-Day Yield...
3.96%

What did the Fund invest in?

(as of April 30, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
51.7%
U.S. Treasury Obligations...
45.2
Other Assets Less Liabilities...
3.1

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

T-Fund

Dollar Shares | TFEXX

Semi-Annual Shareholder Report — April 30, 2025

TFEXX-04/25-SAR

T-Fund

Premier Shares | BEMXX

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about T-Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Shares	$9	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$112,316,303,127
Number of Portfolio Holdings...
109
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.21%
   7-Day Yield...
4.21%

What did the Fund invest in?

(as of April 30, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
51.7%
U.S. Treasury Obligations...
45.2
Other Assets Less Liabilities...
3.1

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

T-Fund

Premier Shares | BEMXX

Semi-Annual Shareholder Report — April 30, 2025

BEMXX-04/25-SAR

T-Fund

Select Shares | BSLXX

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about T-Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Shares	$50	1.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$112,316,303,127
Number of Portfolio Holdings...
109
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.38%
   7-Day Yield...
3.38%

What did the Fund invest in?

(as of April 30, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
51.7%
U.S. Treasury Obligations...
45.2
Other Assets Less Liabilities...
3.1

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

T-Fund

Select Shares | BSLXX

Semi-Annual Shareholder Report — April 30, 2025

BSLXX-04/25-SAR

Treasury Trust Fund

Institutional Shares | TTTXX

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about Treasury Trust Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$9	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$149,640,686,804
Number of Portfolio Holdings...
48
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.17%
   7-Day Yield...
4.17%

What did the Fund invest in?

(as of April 30, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
106.8%
Liabilities in Excess of Other Assets...
(6.8)

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

Treasury Trust Fund

Institutional Shares | TTTXX

Semi-Annual Shareholder Report — April 30, 2025

TTTXX-04/25-SAR

Treasury Trust Fund

Administration Shares | BITXX

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about Treasury Trust Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration Shares	$13	0.27%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$149,640,686,804
Number of Portfolio Holdings...
48
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.07%
   7-Day Yield...
4.07%

What did the Fund invest in?

(as of April 30, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
106.8%
Liabilities in Excess of Other Assets...
(6.8)

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

Treasury Trust Fund

Administration Shares | BITXX

Semi-Annual Shareholder Report — April 30, 2025

BITXX-04/25-SAR

Treasury Trust Fund

Capital Shares | BUCXX

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about Treasury Trust Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Shares	$11	0.22%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$149,640,686,804
Number of Portfolio Holdings...
48
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.12%
   7-Day Yield...
4.12%

What did the Fund invest in?

(as of April 30, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
106.8%
Liabilities in Excess of Other Assets...
(6.8)

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

Treasury Trust Fund

Capital Shares | BUCXX

Semi-Annual Shareholder Report — April 30, 2025

BUCXX-04/25-SAR

Treasury Trust Fund

Cash Management Shares | BTCXX

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about Treasury Trust Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Shares	$34	0.67%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$149,640,686,804
Number of Portfolio Holdings...
48
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.67%
   7-Day Yield...
3.67%

What did the Fund invest in?

(as of April 30, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
106.8%
Liabilities in Excess of Other Assets...
(6.8)

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

Treasury Trust Fund

Cash Management Shares | BTCXX

Semi-Annual Shareholder Report — April 30, 2025

BTCXX-04/25-SAR

Treasury Trust Fund

Cash Reserve Shares | BTFXX

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about Treasury Trust Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Reserve Shares	$29	0.57%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$149,640,686,804
Number of Portfolio Holdings...
48
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.77%
   7-Day Yield...
3.77%

What did the Fund invest in?

(as of April 30, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
106.8%
Liabilities in Excess of Other Assets...
(6.8)

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

Treasury Trust Fund

Cash Reserve Shares | BTFXX

Semi-Annual Shareholder Report — April 30, 2025

BTFXX-04/25-SAR

Treasury Trust Fund

Dollar Shares | TTDXX

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about Treasury Trust Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dollar Shares	$21	0.41%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$149,640,686,804
Number of Portfolio Holdings...
48
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.93%
   7-Day Yield...
3.93%

What did the Fund invest in?

(as of April 30, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
106.8%
Liabilities in Excess of Other Assets...
(6.8)

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

Treasury Trust Fund

Dollar Shares | TTDXX

Semi-Annual Shareholder Report — April 30, 2025

TTDXX-04/25-SAR

Treasury Trust Fund

Select Shares | TSLXX

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about Treasury Trust Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Shares	$50	1.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$149,640,686,804
Number of Portfolio Holdings...
48
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.34%
   7-Day Yield...
3.34%

What did the Fund invest in?

(as of April 30, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
106.8%
Liabilities in Excess of Other Assets...
(6.8)

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

Treasury Trust Fund

Select Shares | TSLXX

Semi-Annual Shareholder Report — April 30, 2025

TSLXX-04/25-SAR

MuniCash

Institutional Shares | MCSXX

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about MuniCash (the “Fund”) for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$10	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$3,899,455,799
Number of Portfolio Holdings...
179
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.05%
   7-Day Yield...
3.05%

What did the Fund invest in?

(as of April 30, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
Variable Rate Demand Notes...
92.5%
Closed-End Investment Companies...
4.7
Other Assets Less Liabilities...
2.8

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

MuniCash

Institutional Shares | MCSXX

Semi-Annual Shareholder Report — April 30, 2025

MCSXX-04/25-SAR

(b) Not Applicable

Item 2 – Code of Ethics – Not Applicable to this semi-annual report.
Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report.

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report.

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies
(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
April 30, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
BlackRock Liquidity Funds
BlackRock Liquid Federal Trust Fund
FedFund
TempCash
T-Fund
Treasury Trust Fund
MuniCash

Table of Contents
Page

Schedule of Investments
(unaudited)
April 30, 2025
BlackRock Liquid Federal Trust Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Obligations
Federal Farm Credit Bank Discount Notes,
4.29%, 05/08/25
(a)
.............. USD 225,000 $ 224,813,625
Federal Farm Credit Bank Variable Rate
Notes
(b)
(1-day SOFR at 0.00% Floor + 0.02%),
4.38% , 05/12/25 .............. 4,720 4,720,000
(1-day SOFR at 0.00% Floor + 0.14%),
4.50% , 05/27/25 .............. 30,510 30,510,000
(1-day SOFR at 0.00% Floor + 0.05%),
4.41% , 06/20/25 .............. 2,217 2,217,000
(1-day SOFR at 0.00% Floor + 0.07%),
4.43% , 11/17/25 .............. 8,400 8,400,000
(1-day SOFR at 0.00% Floor + 0.10%),
4.46% , 06/24/26 .............. 3,300 3,300,000
(1-day SOFR at 0.00% Floor + 0.10%),
4.46% , 06/26/26 .............. 8,420 8,420,000
(1-day SOFR at 0.00% Floor + 0.14%),
4.49% , 10/15/26 .............. 42,400 42,396,590
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.27%),
4.51% , 10/16/26 .............. 25,900 25,900,000
(1-day SOFR at 0.00% Floor + 0.14%),
4.50% , 11/25/26 .............. 11,610 11,610,000
(1-day SOFR at 0.00% Floor + 0.14%),
4.49% , 12/23/26 .............. 4,400 4,400,000
(1-day SOFR at 0.00% Floor + 0.14%),
4.50% , 12/30/26 .............. 4,200 4,200,000
(1-day SOFR at 0.00% Floor + 0.07%),
4.43% , 03/26/27 .............. 5,880 5,880,000
Federal Home Loan Bank Bonds
4.38% , 03/23/26 ................ 24,200 24,200,000
4.34% , 04/17/26 ................ 64,630 64,630,000
4.25% , 05/22/26 ................ 45,400 45,383,947
Federal Home Loan Bank Discount Notes
(a)
4.30% , 05/21/25 ................ 5,300 5,287,589
4.30% , 05/28/25 ................ 63,775 63,572,291
4.26% , 06/06/25 ................ 40,020 39,849,915
4.26% , 06/13/25 ................ 201,720 200,700,295
4.26% , 06/18/25 ................ 102,090 101,514,212
4.27% , 06/25/25 ................ 42,190 41,918,241
4.27% , 06/26/25 ................ 151,000 150,011,118
4.24% , 07/18/25 ................ 70,690 70,042,433
Federal Home Loan Bank Variable Rate
Notes
(b)
(1-day SOFR at 0.00% Floor + 0.00%),
4.36% , 05/20/25 .............. 27,060 27,060,000
(1-day SOFR at 0.00% Floor + 0.00%),
4.36% , 05/22/25 .............. 4,000 4,000,000
(1-day SOFR at 0.00% Floor + 0.00%),
4.36% , 05/27/25 .............. 50,295 50,295,000
(1-day SOFR at 0.00% Floor - 0.01%),
4.35% , 06/05/25 .............. 43,235 43,235,000
(1-day SOFR at 0.00% Floor - 0.01%),
4.35% , 06/06/25 .............. 43,385 43,385,000
(1-day SOFR at 0.00% Floor + 0.00%),
4.36% , 06/13/25 .............. 8,900 8,900,000
(1-day SOFR at 0.00% Floor + 0.01%),
4.37% , 06/23/25 .............. 13,000 13,000,000
(1-day SOFR at 0.00% Floor + 0.01%),
4.37% , 07/03/25 .............. 125,570 125,570,000
(1-day SOFR at 0.00% Floor + 0.01%),
4.37% , 07/09/25 .............. 16,700 16,700,000
(1-day SOFR at 0.00% Floor + 0.00%),
4.36% , 07/10/25 .............. 50,000 50,000,000
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Obligations (continued)
(1-day SOFR at 0.00% Floor + 0.01%),
4.37% , 07/10/25 .............. USD 75,440 $ 75,440,000
(1-day SOFR at 0.00% Floor - 0.01%),
4.35% , 07/15/25 .............. 56,760 56,760,000
(1-day SOFR at 0.00% Floor + 0.16%),
4.52% , 07/21/25 .............. 50,000 50,000,000
(1-day SOFR at 0.00% Floor + 0.01%),
4.37% , 08/04/25 ............... 28,850 28,850,000
(1-day SOFR at 0.00% Floor + 0.01%),
4.37% , 08/05/25 .............. 105,670 105,670,000
(1-day SOFR at 0.00% Floor + 0.01%),
4.37% , 08/07/25 .............. 49,070 49,070,000
(1-day SOFR at 0.00% Floor + 0.01%),
4.37% , 08/11/25 .............. 6,900 6,900,000
(1-day SOFR at 0.00% Floor + 0.01%),
4.37% - 4.37% 08/12/25 ......... 81,400 81,400,000
(1-day SOFR at 0.00% Floor + 0.00%),
4.36% , 08/21/25 .............. 7,780 7,780,000
(1-day SOFR at 0.00% Floor + 0.01%),
4.37% , 08/26/25 .............. 12,400 12,400,000
(1-day SOFR at 0.00% Floor + 0.00%),
4.36% , 08/29/25 .............. 57,755 57,755,000
(1-day SOFR at 0.00% Floor + 0.01%),
4.51% , 09/02/25 .............. 17,600 17,600,000
(1-day SOFR at 0.00% Floor + 0.10%),
4.46% , 06/26/26 .............. 24,195 24,195,000
(1-day SOFR at 0.00% Floor + 0.07%),
4.43% , 03/25/27 .............. 13,405 13,405,000
(1-day SOFR at 0.00% Floor + 0.12%),
4.48% , 04/09/27 .............. 7,620 7,617,770
Total U.S. Government Sponsored Agency Obligations
— 33.0%
(Cost: $ 2,160,865,026 ) .......................... 2,160,865,026
U.S. Treasury Obligations
U.S. Treasury Bills
(a)
4.21% , 05/01/25 ................ 484,005 484,005,000
3.55% , 05/06/25 ................ 168,000 167,901,533
3.95% , 05/13/25 ................ 10,000 9,985,975
4.00% , 05/15/25 ................ 135,000 134,777,137
4.09% , 05/20/25 ................ 192,200 191,770,268
4.12% , 05/22/25 ................ 209,915 209,391,783
4.14% , 05/27/25 ................ 160,800 160,309,821
4.14% , 05/29/25 ................ 405,500 404,153,379
4.19% , 06/05/25 ................ 24,810 24,706,160
4.19% , 06/10/25 ................ 60,886 60,601,925
4.21% , 06/12/25 ................ 300,000 298,519,500
4.21% , 06/17/25 ................ 260,000 258,562,648
4.22% , 06/20/25 ................ 108,878 108,248,430
4.23% , 06/24/25 ................ 246,235 244,674,486
4.22% , 07/03/25 ................ 55,000 54,602,006
4.23% , 07/10/25 ................ 86,604 85,879,960
4.23% , 07/15/25 ................ 12,800 12,688,667
4.22% , 07/17/25 ................ 336,800 333,756,404
4.24% , 07/22/25 ................ 45,800 45,362,368
4.24% , 07/29/25 ................ 75,000 74,216,615
4.24% , 08/05/25 ................ 41,400 40,935,551
4.26% , 08/12/25 ................ 125,480 123,955,715
4.27% , 08/19/25 ................ 24,857 24,536,292
4.26% , 08/26/25 ................ 74,365 73,347,792
4.24% , 08/28/25 ................ 12,100 11,933,212
4.10% , 09/02/25 ................ 122,100 120,409,079
4.23% , 09/04/25 ................ 113,500 111,858,544

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Liquid Federal Trust Fund

(Percentages shown are based on Net Assets)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
4.19% , 09/18/25 ................ USD 26,445 $ 26,023,863
4.19% , 09/25/25 ................ 15,979 15,712,759
4.20% , 10/02/25 ................ 16,054 15,775,408
4.15% , 10/30/25 ................ 13,600 13,320,509
4.02% , 11/28/25 ................ 17,100 16,683,182
3.98% , 12/26/25 ................ 60,000 58,378,783
U.S. Treasury Notes
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.13%),
4.40% , 07/31/25
(b)
............. 81,405 81,405,009
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.17%),
4.44% , 10/31/25
(b)
............. 38,111 38,107,751
0.38% , 11/30/25 ................ 2,500 2,442,191
0.38% , 12/31/25 ................ 5,855 5,707,543
4.25% , 12/31/25 ................ 9,000 9,001,527
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.25%),
4.52% , 01/31/26
(b)
............. USD 75,000 $ 75,000,000
0.50% , 02/28/26 ................ 4,500 4,368,556
4.63% , 02/28/26 ................ 5,300 5,321,514
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.18%),
4.45% , 07/31/26
(b)
............. 50,520 50,486,169
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.21%),
4.48% , 10/31/26
(b)
............. 184,300 184,389,574
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.10%),
4.37% , 01/31/27
(b)
............. 110,670 110,662,505
Total U.S. Treasury Obligations — 70 .0%
(Cost: $ 4,583,877,093 ) .......................... 4,583,877,093
Total Investments — 103 .0%
(Cost: $ 6,744,742,119 ) .......................... 6,744,742,119
Liabilities in Excess of Other Assets — (3.0) % ........... (194,358,675)
Net Assets — 100.0% .............................
$ 6,550,383,444
(a)
Rates are the current rate or a range of current rates as of period end.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
U.S. Government Sponsored Agency Obligations ................... $ — $ 2,160,865,026 $ — $ 2,160,865,026
U.S. Treasury Obligations ................................... — 4,583,877,093 — 4,583,877,093
$ — $ 6,744,742,119 $ — $ 6,744,742,119

Schedule of Investments
(unaudited)
April 30, 2025
FedFund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Obligations
Federal Farm Credit Bank Variable Rate
Notes
(a)
(1-day SOFR at 0.00% Floor + 0.02%),
4.38% , 05/12/25 ............... USD 142,575 $ 142,575,000
(1-day SOFR at 0.00% Floor + 0.05%),
4.41% , 06/20/25 ............... 57,547 57,547,000
(1-day SOFR at 0.00% Floor + 0.07%),
4.43% , 11/17/25 ............... 219,100 219,100,000
(1-day SOFR at 0.00% Floor + 0.10%),
4.46% , 06/24/26 ............... 95,300 95,300,000
(1-day SOFR at 0.00% Floor + 0.10%),
4.46% , 06/26/26 ............... 230,525 230,525,000
(1-day SOFR at 0.00% Floor + 0.09%),
4.44% , 08/07/26 ............... 85,000 85,000,000
(1-day SOFR at 0.00% Floor + 0.14%),
4.49% , 12/23/26 ............... 114,900 114,900,000
(1-day SOFR at 0.00% Floor + 0.14%),
4.50% , 12/30/26 ............... 110,300 110,300,000
(1-day SOFR at 0.00% Floor + 0.14%),
4.49% , 01/08/27 ............... 99,500 99,534,155
(1-day SOFR at 0.00% Floor + 0.12%),
4.48% , 02/10/27 ............... 430,000 430,000,000
(1-day SOFR at 0.00% Floor + 0.09%),
4.45% , 02/24/27 ............... 80,000 80,000,000
(1-day SOFR at 0.00% Floor + 0.07%),
4.43% , 03/26/27 ............... 157,190 157,190,000
Federal Home Loan Bank Bonds
4.38% , 03/23/26 ................. 762,100 762,100,000
4.34% , 04/17/26 ................. 1,710,475 1,710,475,000
4.25% , 05/22/26 ................. 1,133,500 1,133,099,208
Federal Home Loan Bank Discount Notes
(b)
4.30% , 05/21/25 ................. 141,600 141,268,420
4.27% , 06/25/25 ................. 355,620 353,322,349
Federal Home Loan Bank Variable Rate
Notes
(a)
(1-day SOFR at 0.00% Floor + 0.00%),
4.36% , 05/20/25 ............... 698,245 698,245,000
(1-day SOFR at 0.00% Floor + 0.00%),
4.36% , 05/22/25 ............... 100,900 100,900,000
(1-day SOFR at 0.00% Floor + 0.00%),
4.36% , 05/28/25 ............... 105,000 104,999,990
(1-day SOFR at 0.00% Floor + 0.00%),
4.36% , 06/13/25 ............... 223,800 223,800,000
(1-day SOFR at 0.00% Floor - 0.01%),
4.35% , 06/18/25 ............... 953,200 953,200,000
(1-day SOFR at 0.00% Floor + 0.00%),
4.36% , 06/18/25 ............... 471,300 471,300,000
(1-day SOFR at 0.00% Floor + 0.01%),
4.37% , 06/23/25 ............... 305,000 305,000,000
(1-day SOFR at 0.00% Floor + 0.01%),
4.37% , 07/03/25 ............... 350,000 350,000,000
(1-day SOFR at 0.00% Floor + 0.01%),
4.37% , 07/09/25 ............... 448,800 448,800,000
(1-day SOFR at 0.00% Floor - 0.01%),
4.35% , 07/21/25 ............... 317,335 317,335,000
(1-day SOFR at 0.00% Floor + 0.00%),
4.36% , 07/22/25 ............... 745,000 745,000,000
(1-day SOFR at 0.00% Floor - 0.01%),
4.35% , 07/23/25 ............... 250,000 250,000,000
(1-day SOFR at 0.00% Floor + 0.01%),
4.37% , 07/23/25 ............... 224,000 224,002,205
(1-day SOFR at 0.00% Floor + 0.01%),
4.37% , 08/11/25 ............... 168,200 168,200,000
(1-day SOFR at 0.00% Floor + 0.01%),
4.37% , 08/12/25 ............... 252,300 252,300,000
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Obligations (continued)
(1-day SOFR at 0.00% Floor + 0.00%),
4.36% , 08/14/25 ............... USD 364,000 $ 364,000,000
(1-day SOFR at 0.00% Floor - 0.01%),
4.35% , 08/18/25 ............... 500,000 500,000,000
(1-day SOFR at 0.00% Floor - 0.01%),
4.35% , 08/20/25 ............... 500,000 500,000,000
(1-day SOFR at 0.00% Floor + 0.00%),
4.36% , 08/21/25 ............... 214,190 214,190,000
(1-day SOFR at 0.00% Floor - 0.01%),
4.35% , 08/22/25 ............... 200,000 200,000,000
(1-day SOFR at 0.00% Floor + 0.01%),
4.37% , 08/26/25 ............... 295,100 295,100,000
(1-day SOFR at 0.00% Floor + 0.01%),
4.51% , 09/02/25
(b)
.............. 421,300 421,300,000
(1-day SOFR at 0.00% Floor + 0.02%),
4.38% , 09/04/25 ............... 100,000 100,001,023
(1-day SOFR at 0.00% Floor + 0.01%),
4.37% , 09/12/25 ............... 906,665 906,665,000
(1-day SOFR at 0.00% Floor + 0.00%),
4.36% , 09/18/25 ............... 500,000 500,000,000
(1-day SOFR at 0.00% Floor + 0.00%),
4.36% , 09/19/25 ............... 1,165,000 1,165,000,000
(1-day SOFR at 0.00% Floor + 0.03%),
4.39% , 02/12/26 ............... 250,000 250,000,000
(1-day SOFR at 0.00% Floor + 0.10%),
4.46% , 06/26/26 ............... 631,285 631,285,000
(1-day SOFR at 0.00% Floor + 0.13%),
4.48% , 02/05/27 ............... 500,000 500,000,000
(1-day SOFR at 0.00% Floor + 0.12%),
4.48% , 02/10/27 ............... 99,750 99,750,000
(1-day SOFR at 0.00% Floor + 0.09%),
4.45% , 02/12/27 ............... 400,000 400,000,000
(1-day SOFR at 0.00% Floor + 0.07%),
4.43% , 03/25/27 ............... 344,070 344,070,000
(1-day SOFR at 0.00% Floor + 0.12%),
4.48% , 04/09/27 ............... 185,630 185,575,671
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)
(1-day SOFR at 0.00% Floor + 0.14%),
4.50% , 09/23/26 ............... 418,300 418,300,000
(1-day SOFR at 0.00% Floor + 0.14%),
4.50% , 10/16/26 ............... 344,600 344,600,000
Federal National Mortgage Association
Variable Rate Notes
(a)
(1-day SOFR at 0.00% Floor + 0.14%),
4.49% , 08/21/26 ............... 427,500 427,500,000
(1-day SOFR at 0.00% Floor + 0.14%),
4.50% , 10/23/26 ............... 542,260 542,260,000
(1-day SOFR at 0.00% Floor + 0.14%),
4.50% , 11/20/26 ............... 669,100 669,100,000
(1-day SOFR at 0.00% Floor + 0.14%),
4.50% , 12/11/26 ............... 569,950 569,950,000
Total U.S. Government Sponsored Agency Obligations — 13.1%
(Cost: $ 22,083,965,021 ) ........................... 22,083,965,021
U.S. Treasury Obligations
U.S. Treasury Bills
(b)
4.32% , 05/01/25 ................. 989,100 989,100,000
3.73% , 05/08/25 ................. 3,834,121 3,830,945,365
4.12% , 05/22/25 ................. 1,257,990 1,254,820,367
4.14% , 05/27/25 ................. 684,236 682,158,313
4.14% , 05/29/25 ................. 2,997,800 2,987,680,757
4.17% , 06/03/25 ................. 114,400 113,958,511
4.19% , 06/05/25 ................. 682,690 679,832,657

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
FedFund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
4.19% , 06/10/25 ................. USD 1,082,584 $ 1,077,525,828
4.21% , 06/12/25 ................. 697,700 694,281,270
4.22% , 06/20/25 ................. 2,802,102 2,785,912,075
4.25% , 06/26/25 ................. 1,335,000 1,326,340,299
4.22% , 07/03/25 ................. 1,847,400 1,834,031,753
4.22% , 07/08/25 ................. 792,700 786,441,194
4.23% , 07/10/25 ................. 2,909,332 2,884,654,308
4.23% , 07/15/25 ................. 768,500 761,806,611
4.22% , 07/17/25 ................. 824,800 817,346,444
4.24% , 07/29/25 ................. 1,196,000 1,183,577,776
4.24% , 08/05/25 ................. 2,404,000 2,377,204,947
4.26% , 08/12/25 ................. 3,339,965 3,299,392,378
4.27% , 08/19/25 ................. 595,768 588,083,540
4.26% , 08/26/25 ................. 1,794,330 1,769,788,648
4.24% , 08/28/25 ................. 338,700 334,031,303
4.10% , 09/02/25 ................. 3,194,900 3,150,654,962
4.23% , 09/04/25 ................. 2,139,235 2,108,302,865
4.19% , 09/18/25 ................. 38,750 38,132,906
4.19% , 09/25/25 ................. 389,584 383,085,578
4.15% , 10/30/25 ................. 924,240 905,062,073
4.02% , 11/28/25 ................. 1,595,600 1,556,499,441
3.98% , 12/26/25 ................. 2,800,000 2,724,343,218
U.S. Treasury Notes
2.13% , 05/15/25 ................. 115,405 115,306,887
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.13%),
4.40% , 07/31/25
(a)
.............. 696,000 695,912,576
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.17%),
4.44% , 10/31/25
(a)
.............. 2,245,180 2,245,100,888
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
2.25% , 11/15/25 ................. USD 141,200 $ 139,692,768
0.38% , 11/30/25 ................. 84,100 82,155,312
0.38% , 12/31/25 ................. 404,340 394,144,990
4.25% , 12/31/25 ................. 593,710 593,756,205
0.38% , 01/31/26 ................. 210,945 204,979,467
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.25%),
4.52% , 01/31/26
(a)
.............. 2,000,590 2,000,951,320
0.50% , 02/28/26 ................. 366,570 355,925,404
4.63% , 02/28/26 ................. 136,400 136,953,693
4.50% , 03/31/26 ................. 300,000 301,202,587
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.15%),
4.42% , 04/30/26
(a)
.............. 3,290,896 3,290,969,949
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.18%),
4.45% , 07/31/26
(a)
.............. 1,501,205 1,500,199,711
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.21%),
4.48% , 10/31/26
(a)
.............. 2,938,455 2,938,528,016
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.10%),
4.37% , 01/31/27
(a)
.............. 3,546,600 3,546,711,733
Total U.S. Treasury Obligations — 37 .1%
(Cost: $ 62,467,486,893 ) ........................... 62,467,486,893
Total Repurchase Agreements — 47 .3%
(Cost: $ 79,785,500,000 ) ........................... 79,785,500,000
Total Investments — 97 .5%
(Cost: $ 164,336,951,914 ) .......................... 164,336,951,914
Other Assets Less Liabilities — 2.5% ................... 4,250,866,734
Net Assets — 100.0% ..............................
$ 168,587,818,648
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Rates are the current rate or a range of current rates as of period end.

Schedule of Investments
(unaudited) (continued)
April 30, 2025
FedFund
Schedules of Investments

Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) A t Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ... 4 .37% 04/30/25 05/01/25 $ 100,000 $ 100,000,000 $ 100,012,139
U.S. Treasury
Obligation, 3.63%, due
03/31/30 ......... $ 102,315,600 $ 102,000,091
4 .37
(a)
04/30/25 05/01/25 600,000 600,000,000 600,072,833
U.S. Treasury
Obligations, 0.00% to
4.63%, due 05/15/26 to
05/31/30 ......... 630,092,343 612,000,000
4 .37 04/30/25 05/01/25 5,000 5,000,000 5,000,607
U.S. Treasury
Obligations, 2.38% to
3.63%, due 03/31/30 to
11/15/49 ......... 5,116,000 5,100,005
4 .38 04/30/25 05/01/25 5,000 5,000,000 5,000,608
U.S. Government
Sponsored Agency
Obligations, 0.00% to
4.74%, due 05/15/32 to
10/20/62 ......... 2,187,632,416 5,250,000
4 .44
(b)
04/23/25 05/14/25 1,000,000 1,000,000,000 1,002,590,000
U.S. Government
Sponsored Agency
Obligations, 0.00% to
11.70%, due 02/20/34
to 03/20/65 ....... 29,806,354,849 1,050,000,000
– –
$ 1,710,000,000 $ 1,774,350,096
– –
Barclays Bank plc ... 4 .37 04/30/25 05/01/25 105,000 105,000,000 105,012,746
U.S. Treasury
Obligations, 0.00% to
0.88%, due 01/15/29 to
02/15/29 ......... 123,480,036 107,100,116
4 .37 04/30/25 05/01/25 1,675,000 1,675,000,000 1,675,203,326
U.S. Treasury
Obligations, 0.88% to
4.75%, due 06/30/26 to
08/15/53 ......... 1,959,736,500 1,708,500,054
4 .38 04/30/25 05/01/25 200,000 200,000,000 200,024,333
U.S. Government
Sponsored Agency
Obligations, 0.00% to
6.00%, due 07/25/25 to
04/15/66 ......... 4,636,005,606 209,538,858
– –
$ 1,980,000,000 $ 2,025,139,028
– –
Barclays Capital, Inc. . 4 .48
(b)
04/30/25 06/05/25 799,000 799,000,000 802,579,520
U.S. Government
Sponsored Agency
Obligations, 0.00% to
6.00%, due 05/15/26 to
10/16/65 ......... 18,439,829,353 862,627,224
– –
BMO Capital Markets
Corp. .......... 4 .38 04/30/25 05/01/25 150,000 150,000,000 150,018,250
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
1.63% to 4.63%, due
09/15/26 to 11/01/52 . 158,009,700 153,004,711
4 .44
(b)
04/30/25 05/08/25 250,000 250,000,000 250,246,667
U.S. Government
Sponsored Agency
Obligations, 0.08% to
6.49%, due 04/20/46 to
01/20/75 ......... 5,832,519,691 262,500,000
– –
$ 400,000,000 $ 415,504,711
– –
BNP Paribas SA .... 4 .37 04/30/25 05/01/25 5,000 5,000,000 5,000,607
U.S. Treasury
Obligations, 0.00% to
3.88%, due 03/15/28 to
11/15/47 ......... 9,471,606 5,100,000

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
FedFund

Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
4 .38% 04/30/25 05/01/25 $ 309,000 $ 309,000,000 $ 309,037,595
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 18.80%, due
02/15/28 to 02/20/65 $ 1,324,388,590 $ 323,958,387
4 .40
(b)
04/30/25 05/08/25 400,000 400,000,000 400,391,111
U.S. Government
Sponsored Agency
Obligations, 0.00% to
9.00%, due 06/25/25 to
11/20/74 ......... 6,939,941,555 419,885,584
4 .48
(b)
04/30/25 05/02/25 1,800,000 1,800,000,000 1,800,448,000
U.S. Treasury
Obligations, 0.00% to
6.13%, due 06/26/25 to
08/15/54 ......... 1,851,022,743 1,836,000,000
4 .55
(b)
04/30/25 06/05/25 300,000 300,000,000 301,365,000
U.S. Government
Sponsored Agency
Obligations, 0.00% to
28.65%, due 01/15/27
to 09/20/74 ....... 6,308,601,833 314,546,683
– –
$ 2,814,000,000 $ 2,899,490,654
– –
Citibank NA ........ 4 .37 04/30/25 05/01/25 150,000 150,000,000 150,018,208
U.S. Treasury
Obligations, 0.25% to
4.63%, due 11/15/27 to
08/15/54 ......... 159,313,100 153,000,007
– –
Citigroup Global Markets,
Inc. ........... 4 .37
(a)
04/30/25 05/01/25 239,000 239,000,000 239,029,012
U.S. Treasury
Obligations, 4.00% to
4.50%, due 05/15/27 to
02/28/29 ......... 238,236,156 243,780,013
4 .37 04/30/25 05/01/25 2,506,000 2,506,000,000 2,506,304,201
U.S. Treasury
Obligations, 0.13% to
6.88%, due 08/15/25 to
02/15/55 ......... 2,708,644,600 2,556,120,028
4 .38 04/30/25 05/01/25 96,000 96,000,000 96,011,680
U.S. Government
Sponsored Agency
Obligations, 3.00% to
7.50%, due 02/01/47 to
05/01/55 ......... 105,448,299 98,880,001
4 .39 03/05/25 06/03/25 1,750,000 1,750,000,000 1,769,206,243
U.S. Treasury
Obligations, 0.00% to
3.75%, due 07/08/25 to
12/31/28 ......... 1,817,625,600 1,785,000,008
4 .41
(b)
04/30/25 05/01/25 500,000 500,000,000 500,061,250
U.S. Government
Sponsored Agency
Obligations, 0.00% to
10.40%, due 06/15/33
to 05/25/55 ....... 8,888,816,571 538,548,852
– –
$ 5,091,000,000 $ 5,222,328,902
– –
Credit Agricole Corporate
& Investment Bank SA 4 .37
(a)
04/30/25 05/01/25 1,150,000 1,150,000,000 1,150,139,597
U.S. Treasury
Obligations, 2.88% to
4.50%, due 05/15/27 to
08/15/33 ......... 1,162,385,605 1,173,000,020
4 .37 04/30/25 05/01/25 5,000 5,000,000 5,000,607
U.S. Treasury
Obligation, 3.75%, due
04/15/28 ......... 5,078,000 5,100,073
4 .38 04/30/25 05/01/25 400,000 400,000,000 400,048,667
U.S. Government
Sponsored Agency
Obligation, 5.00%, due
03/20/53 ......... 489,185,815 408,000,000
– –
$ 1,555,000,000 $ 1,586,100,093
– –

Schedule of Investments
(unaudited) (continued)
April 30, 2025
FedFund
Schedules of Investments

Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
Deutsche Bank AG ... 4 .37% 04/30/25 05/01/25 $ 341,000 $ 341,000,000 $ 341,041,394
U.S. Treasury
Obligations, 0.63% to
4.75%, due 07/31/25 to
05/15/30 ......... $ 347,892,300 $ 347,820,030
4 .38 04/30/25 05/01/25 1,850,000 1,850,000,000 1,850,225,083
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.50% to 6.50%, due
04/30/26 to 07/20/52 1,950,940,926 1,888,978,062
– –
$ 2,191,000,000 $ 2,236,798,092
– –
Fixed Income Clearing
Corporation - BNP . 4 .37 04/30/25 05/01/25 98,000 98,000,000 98,011,896
U.S. Treasury
Obligations, 3.63% to
4.13%, due 08/15/43 to
08/15/53 ......... 110,379,700 99,960,005
4 .37 04/30/25 05/01/25 1,500,000 1,500,000,000 1,500,182,083
U.S. Treasury
Obligations, 0.38% to
6.13%, due 09/30/25 to
08/15/54 ......... 1,576,493,800 1,530,000,033
4 .37 04/30/25 05/01/25 4,000,000 4,000,000,000 4,000,485,556
U.S. Treasury
Obligations, 0.00% to
6.75%, due 05/31/25 to
02/15/55 ......... 4,234,332,100 4,080,000,000
4 .37 04/30/25 05/01/25 5,000 5,000,000 5,000,607
U.S. Treasury
Obligations, 0.25% to
4.25%, due 02/28/26 to
02/28/31 ......... 5,090,500 5,100,640
4 .39 04/30/25 05/01/25 2,500,000 2,500,000,000 2,500,304,861
U.S. Government
Sponsored Agency
Obligations, 1.50% to
6.50%, due 08/01/31 to
04/01/55 ......... 3,897,356,351 2,575,000,001
4 .41
(b)
04/30/25 05/08/25 1,450,000 1,450,000,000 1,451,421,000
U.S. Government
Sponsored Agency
Obligations, 0.00% to
7.00%, due 08/25/27 to
09/15/67 ......... 28,354,221,214 1,514,725,135
– –
$ 9,553,000,000 $ 9,804,785,814
– –
Fixed Income Clearing
Corporation - BNY . 4 .38 04/30/25 05/01/25 325,000 325,000,000 325,039,542
U.S. Government
Sponsored Agency
Obligations, 2.00% to
7.00%, due 02/01/48 to
04/01/55 ......... 448,459,125 334,750,001
4 .38 04/30/25 05/01/25 4,500,000 4,500,000,000 4,500,547,500
U.S. Treasury
Obligations, 0.50% to
3.25%, due 06/30/27 to
08/15/40 ......... 4,309,702,100 4,590,000,012
4 .43
(b)
03/28/25 05/04/25 160,000 160,000,000 160,728,489
U.S. Government
Sponsored Agency
Obligations, 2.00% to
8.00%, due 07/20/50 to
04/20/55 ......... 391,611,100 166,433,042
– –
$ 4,985,000,000 $ 5,091,183,055
– –
Fixed Income Clearing
Corporation - BOFA 4 .35 04/30/25 05/06/25 650,000 650,000,000 650,471,250
U.S. Treasury
Obligations, 4.13% to
4.88%, due 10/31/28 to
11/30/31 ......... 642,060,800 663,000,001
4 .35 04/30/25 05/07/25 350,000 350,000,000 350,296,042
U.S. Treasury
Obligation, 4.00%, due
04/30/32 ......... 356,076,000 357,000,017

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
FedFund

Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
4 .37% 04/30/25 05/01/25 $ 1,500,000 $ 1,500,000,000 $ 1,500,182,083
U.S. Treasury
Obligations, 0.00% to
4.63%, due 07/08/25 to
05/15/44 ......... $ 1,514,183,300 $ 1,530,000,082
4 .37 04/23/25 05/01/25 125,000 125,000,000 125,121,389
U.S. Treasury
Obligations, 0.00% to
6.88%, due 08/15/25 to
02/15/53 ......... 146,090,900 127,500,013
4 .37 04/30/25 05/05/25 600,000 600,000,000 600,364,167
U.S. Treasury
Obligations, 0.00% to
4.63%, due 01/31/26 to
08/15/48 ......... 621,290,000 612,000,011
4 .37 04/30/25 05/07/25 350,000 350,000,000 350,297,403
U.S. Treasury
Obligations, 2.75% to
4.50%, due 04/15/27 to
05/15/27 ......... 350,762,000 357,000,073
4 .40 04/29/25 05/02/25 1,800,000 1,800,000,000 1,800,660,000
U.S. Treasury
Obligations, 0.00% to
6.13%, due 05/31/25 to
02/15/54 ......... 1,939,024,700 1,836,000,069
– –
$ 5,375,000,000 $ 5,482,500,266
– –
Fixed Income Clearing
Corporation - GS .. 4 .37 04/30/25 05/01/25 3,000,000 3,000,000,000 3,000,364,167
U.S. Treasury
Obligations, 0.00% to
6.75%, due 05/15/25 to
11/15/51 ......... 3,157,004,600 3,060,000,014
4 .37 04/30/25 05/01/25 8,900,000 8,900,000,000 8,901,080,361
U.S. Treasury
Obligations, 0.00% to
5.38%, due 05/15/25 to
11/15/54 ......... 10,435,895,500 9,078,000,042
– –
$ 11,900,000,000 $ 12,138,000,056
– –
Fixed Income Clearing
Corporation - HSBC 4 .37 04/30/25 05/01/25 4,500,000 4,500,000,000 4,500,546,250
U.S. Treasury
Obligations, 0.00% to
6.13%, due 05/06/25 to
11/15/33 ......... 4,535,017,300 4,590,000,075
– –
Fixed Income Clearing
Corporation - JPM . 4 .37 04/30/25 05/01/25 4,500,000 4,500,000,000 4,500,546,250
U.S. Treasury
Obligations, 0.00% to
4.63%, due 06/20/25 to
04/30/29 ......... 4,460,034,500 4,590,000,050
– –
Fixed Income Clearing
Corporation - NOMU 4 .37 04/30/25 05/01/25 785,000 785,000,000 785,095,290
U.S. Treasury
Obligations, 0.00% to
4.88%, due 05/15/25 to
11/15/45 ......... 788,235,300 800,700,000
4 .39 04/30/25 05/01/25 500,000 500,000,000 500,060,972
U.S. Treasury
Obligations, 0.25% to
5.00%, due 06/15/25 to
02/29/32 ......... 497,172,200 510,000,053
– –
$ 1,285,000,000 $ 1,310,700,053
– –
Fixed Income Clearing
Corporation - SSB . 4 .38 04/30/25 05/01/25 1,000,000 1,000,000,000 1,000,121,667
U.S. Treasury
Obligations, 0.00% to
6.63%, due 05/08/25 to
02/15/55 ......... 1,047,581,400 1,024,080,127
4 .39 04/30/25 05/01/25 2,000,000 2,000,000,000 2,000,243,889
U.S. Government
Sponsored Agency
Obligations, 1.00% to
7.50%, due 01/01/29 to
01/01/57 ......... 5,290,160,456 2,062,077,340
– –
$ 3,000,000,000 $ 3,086,157,467
– –

Schedule of Investments
(unaudited) (continued)
April 30, 2025
FedFund
Schedules of Investments

Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
Fixed Income Clearing
Corporation - WF .. 4 .37% 04/30/25 05/01/25 $ 1,150,000 $ 1,150,000,000 $ 1,150,139,597
U.S. Treasury
Obligations, 0.25% to
4.75%, due 05/31/25 to
11/15/53 ......... $ 1,255,909,300 $ 1,173,000,095
4 .37 04/23/25 05/01/25 250,000 250,000,000 250,242,778
U.S. Treasury
Obligations, 1.25% to
4.13%, due 12/31/26 to
11/15/51 ......... 250,077,300 255,000,008
4 .37 04/02/25 05/30/25 450,000 450,000,000 453,168,250
U.S. Treasury
Obligations, 0.00% to
4.75%, due 05/15/25 to
11/15/54 ......... 537,203,800 459,000,024
4 .38 02/05/25 05/08/25 400,000 400,000,000 404,477,333
U.S. Treasury
Obligations, 0.25% to
5.00%, due 05/31/25 to
05/15/54 ......... 433,296,000 408,000,001
4 .40 04/25/25 05/12/25 100,000 100,000,000 100,207,778
U.S. Treasury
Obligations, 4.13% to
4.75%, due 07/31/31 to
02/15/41 ......... 99,773,000 102,000,099
– –
$ 2,350,000,000 $ 2,397,000,227
– –
Goldman Sachs & Co.
LLC ........... 4 .37 04/30/25 05/01/25 29,000 29,000,000 29,003,520
U.S. Treasury
Obligation, 0.00%, due
11/15/29 ......... 35,235,301 29,580,000
4 .38 04/30/25 05/01/25 106,000 106,000,000 106,012,897
U.S. Government
Sponsored Agency
Obligations, 5.50% to
6.50%, due 01/20/54 to
03/20/55 ......... 124,589,092 108,120,001
4 .39
(b)
04/30/25 06/05/25 1,114,500 1,114,500,000 1,119,392,655
U.S. Government
Sponsored Agency
Obligations, 2.50% to
6.50%, due 05/15/29 to
11/15/57 ......... 1,807,459,037 1,136,790,000
– –
$ 1,249,500,000 $ 1,274,490,001
– –
HSBC Securities USA,
Inc. ........... 4 .37 04/30/25 05/01/25 750,000 750,000,000 750,091,042
U.S. Treasury
Obligations, 0.00% to
5.00%, due 08/15/25 to
02/15/55 ......... 1,484,774,718 765,000,001
4 .38
(c)
04/30/25 05/01/25 286,000 286,000,000 286,034,797
U.S. Government
Sponsored Agency
Obligations, 1.50% to
8.00%, due 01/20/37 to
07/15/66 ......... 416,625,024 291,720,000
4 .38 04/30/25 05/01/25 95,000 95,000,000 95,011,558
U.S. Government
Sponsored Agency
Obligations, 2.00% to
7.00%, due 08/20/28 to
10/15/59 ......... 165,638,443 96,900,000
4 .39
(b)
04/30/25 05/08/25 350,000 350,000,000 350,341,444
U.S. Government
Sponsored Agency
Obligations, 1.50% to
7.50%, due 01/20/27 to
05/15/58 ......... 580,190,623 357,000,000
– –
$ 1,481,000,000 $ 1,510,620,001
– –
JP Morgan Securities
LLC ........... 4 .37 04/30/25 05/01/25 52,000 52,000,000 52,006,312
U.S. Treasury
Obligation, 0.00%, due
11/15/25 ......... 54,199,601 53,040,000
4 .37 04/30/25 05/01/25 2,000 2,000,000 2,000,243
U.S. Treasury
Obligations, 0.63% to
4.00%, due 01/15/26 to
02/15/34 ......... 1,518,900 2,040,043

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
FedFund

Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
4 .38% 04/30/25 05/01/25 $ 15,000 $ 15,000,000 $ 15,001,825
U.S. Government
Sponsored Agency
Obligation, 6.50%, due
09/20/54 ......... $ 15,396,691 $ 15,300,001
4 .38
(b)
04/30/25 05/08/25 3,000,000 3,000,000,000 3,002,920,000
U.S. Treasury
Obligations, 0.00% to
2.63%, due 05/15/26 to
02/15/29 ......... 3,027,267,139 3,060,000,000
4 .39
(b)
04/30/25 05/08/25 1,845,000 1,845,000,000 1,846,799,900
U.S. Government
Sponsored Agency
Obligations, 2.00% to
12.30%, due 11/20/29
to 02/15/66 ....... 2,853,094,350 1,881,900,000
4 .51
(b)
04/30/25 07/31/25 483,000 483,000,000 488,566,843
U.S. Government
Sponsored Agency
Obligations, 0.00% to
6.50%, due 03/25/37 to
10/20/64 ......... 6,227,223,109 507,150,000
– –
$ 5,397,000,000 $ 5,519,430,044
– –
Mizuho Securities USA
LLC ........... 4 .32 04/24/25 05/01/25 350,000 350,000,000 350,294,000
U.S. Treasury
Obligations, 1.50% to
4.50%, due 05/15/26 to
07/31/29 ......... 366,738,000 357,000,049
4 .37 04/30/25 05/01/25 350,000 350,000,000 350,042,486
U.S. Treasury
Obligations, 0.63% to
5.00%, due 10/31/25 to
05/15/30 ......... 370,249,200 357,000,015
4 .38 04/30/25 05/01/25 900,000 900,000,000 900,109,500
U.S. Government
Sponsored Agency
Obligations, 0.00% to
6.50%, due 05/20/33 to
03/16/63 ......... 12,842,036,620 945,000,000
4 .50
(b)
04/30/25 06/05/25 1,600,000 1,600,000,000 1,607,200,000
U.S. Government
Sponsored Agency
Obligations, 0.00% to
13.45%, due 07/25/25
to 08/25/61 ....... 14,260,220,333 1,685,718,023
– –
$ 3,200,000,000 $ 3,344,718,087
– –
MUFG Securities
Americas, Inc. .... 4 .37 04/30/25 05/01/25 98,000 98,000,000 98,011,896
U.S. Treasury
Obligation, 0.00%, due
06/24/25 ......... 100,610,200 99,960,057
4 .38 04/30/25 05/01/25 415,000 415,000,000 415,050,492
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 7.50%, due
06/30/26 to 01/20/73 2,861,036,713 427,366,728
– –
$ 513,000,000 $ 527,326,785
– –
Natixis SA ......... 4 .37 04/30/25 05/01/25 3,000 3,000,000 3,000,364
U.S. Treasury
Obligations, 0.00% to
2.13%, due 02/15/28 to
01/15/35 ......... 2,961,900 3,060,081
4 .38 04/30/25 05/01/25 800,000 800,000,000 800,097,333
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 7.00%, due
05/01/25 to 04/01/55 961,219,146 813,011,981
– –
$ 803,000,000 $ 816,072,062
– –

Schedule of Investments
(unaudited) (continued)
April 30, 2025
FedFund
Schedules of Investments

Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
Nomura Securities
International, Inc. .. 4 .37% 04/30/25 05/01/25 $ 950,000 $ 950,000,000 $ 950,115,319
U.S. Treasury
Obligations, 0.00% to
5.25%, due 05/08/25 to
08/15/54 ......... $ 1,097,938,200 $ 969,000,633
4 .38 04/30/25 05/01/25 358,000 358,000,000 358,043,557
U.S. Government
Sponsored Agency
Obligations, 2.00% to
7.00%, due 11/15/26 to
07/20/64 ......... 811,232,738 365,160,001
– –
$ 1,308,000,000 $ 1,334,160,634
– –
Royal Bank of Canada 4 .37 04/30/25 05/01/25 5,000 5,000,000 5,000,607
U.S. Treasury
Obligations, 0.00% to
0.63%, due 08/15/25 to
11/15/50 ......... 7,527,088 5,100,085
– –
Societe Generale SA . 4 .37 04/30/25 05/01/25 34,000 34,000,000 34,004,127
U.S. Treasury
Obligation, 4.75%, due
02/15/45 ......... 33,983,700 34,680,024
4 .38 04/30/25 05/01/25 950,000 950,000,000 950,115,583
U.S. Government
Sponsored Agency
Obligations, 1.50% to
7.00%, due 01/01/37 to
04/01/55 ......... 2,741,479,656 978,500,000
– –
$ 984,000,000 $ 1,013,180,024
– –
TD Securities USA LLC 4 .38 04/30/25 05/01/25 3,000 3,000,000 3,000,365
U.S. Treasury
Obligations, 2.25% to
3.63%, due 05/15/26 to
02/15/27 ......... 3,063,400 3,060,064
4 .39 04/30/25 05/01/25 56,000 56,000,000 56,006,829
U.S. Government
Sponsored Agency
Obligations, 2.00% to
2.50%, due 09/01/51 to
12/01/51 ......... 89,488,164 57,680,000
– –
$ 59,000,000 $ 60,740,064
– –
Wells Fargo Securities
LLC ........... 4 .37
(a)
04/30/25 05/01/25 550,000 550,000,000 550,066,764
U.S. Treasury
Obligations, 0.38% to
4.88%, due 09/15/25 to
11/15/33 ......... 578,580,982 561,000,001
4 .37 04/30/25 05/01/25 10,000 10,000,000 10,001,214
U.S. Treasury
Obligation, 3.00%, due
08/15/48 ......... 13,457,000 10,200,037
4 .38 04/30/25 05/01/25 88,000 88,000,000 88,010,707
U.S. Government
Sponsored Agency
Obligations, 1.94% to
11.70%, due 03/15/57
to 01/15/67 ....... 89,216,769 89,760,000
– –
$ 648,000,000 $ 660,960,038
– –
$ 79,785,500,000 $ 81,732,463,695
– –
(a)
Traded in a joint account.
(b)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
FedFund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Repurchase Agreements ................................... $ — $ 79,785,500,000 $ — $ 79,785,500,000
U.S. Government Sponsored Agency Obligations ................... — 22,083,965,021 — 22,083,965,021
U.S. Treasury Obligations ................................... — 62,467,486,893 — 62,467,486,893
$ — $ 164,336,951,914 $ — $ 164,336,951,914

Schedule of Investments
(unaudited)
April 30, 2025
TempCash
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Certificates of Deposit
Domestic — 2.5%
Bank of America Corp. , (1-day SOFR + 0.42%),
4.78% , 05/01/26
(a)
.................. USD 46,000 $ 45,999,692
Bank of America NA
4.59% , 05/05/25 ................... 50,000 50,000,970
4.54% , 07/10/25 ................... 75,000 75,002,123
(1-day SOFR + 0.27%), 4.63% , 07/15/25
(a)
.. 54,000 54,013,856
4.51% , 10/31/25 ................... 25,000 25,002,585
4.50% , 01/02/26 ................... 42,000 42,045,457
4.50% , 01/22/26 ................... 35,000 35,044,537
Citibank NA
(1-day SOFR at 0.00% Floor + 0.27%),
4.63% , 06/20/25
(a)
................ 25,000 25,005,415
4.48% , 01/21/26 ................... 32,000 32,047,645
4.48% , 02/25/26 ................... 31,000 31,059,979
(1-day SOFR at 0.00% Floor + 0.39%),
4.75% , 03/27/26
(a)
................ 45,600 45,603,684
Northern Trust Corp. , 4.53% , 10/15/25 ...... 55,000 55,028,781
State Street Bank & Trust Co. , (1-day SOFR +
0.32%), 4.68% , 11/12/25
(a)
............. 40,000 40,001,844
555,856,568
Yankee — 18.8%
(b)
Bank of Montreal, Chicago
5.50% , 06/11/25 ................... 30,000 30,031,329
4.34% , 10/10/25
(c)
.................. 60,500 59,347,177
(1-day SOFR + 0.40%), 4.76% , 10/20/25
(a)
.. 56,000 56,033,859
4.56% , 11/10/25 ................... 55,000 55,032,819
4.50% , 01/23/26 ................... 57,050 57,130,589
(1-day SOFR + 0.29%), 4.65% , 02/20/26
(a)
.. 67,500 67,436,064
(1-day SOFR + 0.47%), 4.83% , 05/20/26
(a)
.. 35,000 35,006,935
Bank of Nova Scotia (The), Houston , (1-
day SOFR at 0.00% Floor + 0.31%),
4.67% , 02/05/26
(a)
.................. 54,000 53,968,437
BNP Paribas SA, New York , 4.42% , 09/19/25 .. 70,500 70,502,009
Canadian Imperial Bank of Commerce, New York
(1-day SOFR + 0.26%), 4.62% , 06/04/25
(a)
.. 80,000 80,013,592
(1-day SOFR + 0.35%), 4.71% , 09/23/25
(a)
.. 50,500 50,521,821
4.50% , 10/09/25 ................... 40,000 40,004,460
4.49% , 01/23/26 ................... 62,500 62,583,831
(1-day SOFR at 0.00% Floor + 0.46%),
4.82% , 05/15/26
(a)
................ 40,300 40,316,126
(1-day SOFR at 0.00% Floor + 0.47%),
4.83% , 05/21/26
(a)
................ 34,600 34,610,480
Cooperatieve Rabobank UA, New York
5.17% , 06/24/25 ................... 41,350 41,387,000
4.46% , 10/17/25 ................... 75,455 75,476,475
4.43% , 02/10/26 ................... 113,500 113,666,561
(1-day SOFR + 0.22%), 4.58% , 03/06/26
(a)
.. 53,500 53,438,213
DNB Bank ASA, New York , 4.40% , 08/28/25 ... 45,000 45,004,280
DZ Bank AG, New York
4.41% , 05/12/25 ................... 70,000 70,000,035
4.50% , 06/11/25 ................... 40,000 40,002,768
4.45% , 06/16/25 ................... 53,000 53,001,903
HSBC Bank USA NA, New York , (1-day SOFR +
0.35%), 4.71% , 05/16/25
(a)
............ 22,810 22,811,765
Mitsubishi UFJ Trust & Banking Corp., New
York
(a)
(1-day SOFR + 0.24%), 4.60% , 07/16/25 ... 41,000 41,008,024
(1-day SOFR + 0.23%), 4.59% , 08/08/25 ... 44,000 44,005,935
(1-day SOFR + 0.25%), 4.61% , 09/02/25 ... 70,000 70,010,829
(1-day SOFR + 0.22%), 4.58% , 09/25/25 ... 114,000 113,990,173
Mizuho Bank Ltd., New York
(a)
(1-day SOFR + 0.23%), 4.59% , 05/01/25 ... 98,750 98,750,365
Security
Par (000)
Par (000) Value
Yankee (continued)
(1-day SOFR at 0.00% Floor + 0.25%),
4.61% , 07/08/25 ................. USD 57,000 $ 57,010,089
(1-day SOFR + 0.23%), 4.59% , 07/22/25 ... 74,500 74,508,590
MUFG Bank Ltd., New York
(1-day SOFR + 0.23%), 4.59% , 05/01/25
(a)
.. 50,500 50,500,147
4.64% , 05/13/25 ................... 101,790 101,795,354
4.50% , 06/16/25 ................... 67,900 67,903,463
4.50% , 08/15/25 ................... 127,425 127,426,830
4.37% , 09/09/25 ................... 49,500 49,487,694
4.36% , 10/14/25 ................... 94,500 94,484,719
Nordea Bank Abp, New York , (1-day SOFR +
0.25%), 4.61% , 03/17/26
(a)
............ 53,000 52,959,572
Royal Bank of Canada, New York
4.50% , 10/07/25 ................... 25,000 25,006,437
4.44% , 12/12/25 ................... 72,000 72,052,272
4.21% , 03/12/26 ................... 64,000 64,024,832
Standard Chartered Bank, New York ,
4.67% , 02/12/26 ................... 48,000 48,135,341
Sumitomo Mitsui Banking Corp., New York
(1-day SOFR + 0.23%), 4.59% , 05/12/25
(a)
.. 113,500 113,504,233
(1-day SOFR + 0.25%), 4.61% , 06/11/25
(a)
.. 60,000 60,008,052
4.54% , 06/17/25 ................... 62,500 62,498,588
(1-day SOFR + 0.27%), 4.63% , 07/03/25
(a)
.. 45,500 45,510,160
(1-day SOFR + 0.23%), 4.59% , 10/01/25
(a)
.. 61,200 61,181,169
Sumitomo Mitsui Trust Bank Ltd., New York
4.43% , 05/30/25 ................... 108,000 108,000,896
(1-day SOFR + 0.23%), 4.59% , 06/02/25
(a)
.. 90,550 90,561,301
(1-day SOFR + 0.31%), 4.67% , 10/30/25
(a)
.. 110,000 109,999,395
Svenska Handelsbanken, New York
(1-day SOFR at 0.00% Floor + 0.25%),
4.61% , 07/10/25
(a)
................ 95,000 95,023,864
4.43% , 11/07/25 ................... 103,800 103,810,276
(1-day SOFR at 0.00% Floor + 0.31%),
4.67% , 01/13/26
(a)
................ 30,000 29,993,151
(1-day SOFR at 0.00% Floor + 0.26%),
4.62% , 02/20/26
(a)
................ 60,000 59,948,316
(1-day SOFR + 0.40%), 4.76% , 04/22/26
(a)
.. 30,000 30,001,209
(1-day SOFR + 0.38%), 4.71% , 04/30/26
(a)
.. 35,700 35,692,921
Swedbank AB, New York , (1-day SOFR +
0.25%), 4.61% , 06/05/25
(a)
............ 75,000 75,010,545
Toronto-Dominion Bank (The), New York
5.10% , 08/25/25 ................... 47,250 47,326,275
(1-day SOFR + 0.35%), 4.71% , 09/22/25
(a)
.. 30,000 30,014,058
4.50% , 10/07/25 ................... 39,000 39,004,411
4.52% , 02/04/26 ................... 55,500 55,585,631
4.50% , 02/20/26 ................... 35,000 35,058,583
(1-day SOFR + 0.45%), 4.81% , 04/28/26
(a)
.. 40,000 40,011,812
(1-day SOFR + 0.45%), 4.81% , 05/04/26
(a)
.. 35,000 35,016,998
Westpac Banking Corp., New York
5.40% , 06/06/25 ................... 47,889 47,927,340
(1-day SOFR + 0.25%), 4.61% , 07/10/25
(a)
.. 100,000 100,022,970
4.42% , 10/10/25 ................... 37,000 36,992,149
(1-day SOFR at 0.00% Floor + 0.22%),
4.58% , 03/12/26
(a)
................ 57,000 56,918,832
4,165,012,329
Total Certificates of Deposit — 21 .3%
(Cost: $ 4,719,726,896 ) ............................ 4,720,868,897

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
TempCash

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Commercial Paper
Albion Capital Corp. SA , 4.49% , 05/20/25
(c) (d)
.. USD 116,283 $ 115,997,595
ANZ New Zealand International Ltd. , 4.39% ,
05/09/25
(c) (d)
...................... 50,000 49,945,980
Aquitaine Funding Co. LLC
(c)(d)
4.44% , 05/02/25 ................... 45,000 44,989,060
4.45% , 05/05/25 ................... 20,000 19,987,822
ASB Bank Ltd. (1-day SOFR + 0.23%), 4.59% ,
09/29/25
(a) (d)
...................... 112,000 111,982,550
Australia & New Zealand Banking Group Ltd.
(d)
4.39% , 07/10/25
(c)
.................. 54,000 53,542,550
(1-day SOFR + 0.20%), 4.56% , 08/08/25
(a)
.. 50,000 49,999,840
(1-day SOFR + 0.26%), 4.62% , 08/21/25
(a)
.. 71,000 71,009,159
(1-day SOFR + 0.26%), 4.62% , 11/17/25
(a)
.. 50,000 49,997,090
4.35% , 11/25/25
(c)
.................. 45,000 43,903,332
Bank of New York Mellon (The) (1-day SOFR +
0.25%), 4.61% , 03/26/26
(a)
............ 67,000 66,950,025
Bank of Nova Scotia (The) (1-day SOFR +
0.23%), 4.59% , 03/06/26
(a) (d)
........... 75,100 75,000,538
Barclays Bank plc , 4.53% , 08/06/25
(c) (d)
...... 39,100 38,630,198
Bedford Row Funding Corp. , 4.41% , 05/06/25
(c) (d)
218,000 217,842,059
BPCE SA
(c)(d)
4.45% , 06/13/25 ................... 55,000 54,706,327
4.47% , 08/13/25 ................... 55,000 54,302,188
Cabot Trail Funding LLC , 4.39% , 05/01/25
(c) (d)
.. 50,435 50,428,928
Chesham Finance Ltd.
(c)(d)
4.42% , 05/05/25 ................... 38,000 37,977,018
4.40% , 05/01/25 ................... 428,000 427,946,928
Citigroup Global Markets, Inc. , 4.42% ,
05/23/25
(c) (d)
...................... 55,000 54,847,204
Columbia Funding Co. LLC
(c)(d)
4.50% , 07/11/25 ................... 51,800 51,343,746
4.51% , 07/16/25 ................... 84,500 83,703,739
Commonwealth Bank of Australia
(a)(d)
(1-day SOFR + 0.20%), 4.56% , 07/03/25 ... 94,500 94,512,550
(1-day SOFR + 0.25%), 4.61% , 07/10/25 ... 62,230 62,244,294
Concord Minutemen Capital Co. LLC (1-day
SOFR + 0.30%), 4.66% , 07/28/25
(a) (d)
..... 48,000 48,003,048
Constellation Funding Co. LLC , 4.57% ,
06/04/25
(c) (d)
...................... 45,000 44,803,854
Cooperatieve Rabobank UA , 4.40% , 10/03/25
(c)
69,810 68,522,843
DNB Bank ASA
(c)(d)
4.43% , 09/23/25 ................... 46,750 45,936,101
4.20% , 03/18/26 ................... 61,000 58,801,060
4.38% , 11/05/25 ................... 70,800 69,227,008
DZ Bank AG , 4.47% , 09/26/25
(c) (d)
.......... 75,000 73,655,535
Falcon Asset Funding LLC (1-day SOFR +
0.28%), 4.64% , 08/04/25
(a) (d)
........... 54,200 54,205,422
First Abu Dhabi Bank PJSC , 4.44% , 07/01/25
(c) (d)
62,000 61,536,302
Great Bear Funding LLC , 4.41% , 05/01/25
(c) (d)
.. 196,000 195,976,304
HSBC Bank plc (1-day SOFR + 0.28%), 4.64% ,
07/16/25
(a) (d)
...................... 73,000 73,014,753
ING US Funding LLC
(1-day SOFR + 0.26%), 4.62% , 06/05/25
(a) (d)
. 76,000 76,009,253
4.48% , 06/20/25
(c)
.................. 103,270 102,627,599
(1-day SOFR + 0.25%), 4.61% , 10/10/25
(a)
.. 37,000 36,994,664
Ionic Funding LLC
(c)
4.48% , 05/09/25 ................... 75,000 74,917,328
4.50% , 05/21/25 ................... 55,000 54,858,122
4.50% , 06/04/25 ................... 103,000 102,557,388
4.52% , 07/02/25
(d)
.................. 80,000 79,381,200
4.52% , 07/10/25
(d)
.................. 85,500 84,754,679
JP Morgan Securities LLC (1-day SOFR +
0.26%), 4.62% , 12/26/25
(a)
............ 69,000 68,954,479
Lion Bay Funding DAC , 4.42% , 05/07/25
(c) (d)
... 90,000 89,922,150
Lion Bay Funding LLC , 4.39% , 05/01/25
(c) (d)
... 16,000 15,998,032
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
Lloyds Bank Corporate Markets plc , 4.43% ,
08/06/25
(c)
....................... USD 114,500 $ 113,153,892
Mackinac Funding Co. LLC
(c)(d)
4.51% , 08/27/25 ................... 70,500 69,478,885
4.49% , 09/12/25 ................... 33,000 32,461,070
Macquarie Bank Ltd.
(d)
(1-day SOFR + 0.24%), 4.60% , 06/20/25
(a)
.. 106,000 106,018,296
4.51% , 08/21/25
(c)
.................. 106,300 104,836,270
(1-day SOFR + 0.21%), 4.57% , 08/22/25
(a)
.. 20,000 19,997,324
4.46% , 10/24/25
(c)
.................. 48,500 47,472,484
(1-day SOFR + 0.23%), 4.59% , 10/24/25
(a)
.. 27,000 26,989,743
4.43% , 11/13/25
(c)
.................. 60,500 59,084,971
(1-day SOFR + 0.25%), 4.61% , 11/20/25
(a)
.. 50,000 49,980,985
(1-day SOFR + 0.25%), 4.61% , 11/21/25
(a)
.. 53,000 52,979,659
Mainbeach Funding LLC
(c)(d)
4.39% , 05/01/25 ................... 109,500 109,486,816
4.41% , 05/07/25 ................... 107,000 106,909,500
Mizuho Bank Ltd. , 4.44% , 10/01/25
(c) (d)
...... 67,900 66,651,883
National Australia Bank Ltd.
(a)(d)
(1-day SOFR + 0.20%), 4.56% , 05/02/25 ... 78,000 78,000,406
(1-day SOFR + 0.28%), 4.64% , 06/27/25 ... 67,000 67,011,290
(1-day SOFR + 0.25%), 4.61% , 07/09/25 ... 70,000 70,017,346
(1-day SOFR + 0.27%), 4.63% , 09/05/25 ... 46,000 46,002,686
National Bank of Canada , 4.27% , 01/20/26
(c) (d)
. 50,000 48,487,085
Natixis SA
(c)
4.44% , 09/08/25 ................... 96,800 95,280,492
4.45% , 09/05/25 ................... 50,000 49,231,105
Ontario Teachers' Finance Trust , 4.37% ,
05/01/25
(c) (d)
...................... 54,500 54,493,471
Oversea-Chinese Banking Corp. Ltd. , 4.34% ,
05/07/25
(c) (d)
...................... 35,000 34,970,897
Overwatch Alpha Funding LLC , 4.40% ,
05/01/25
(c) (d)
...................... 67,000 66,991,920
Province of British Columbia
(c)
4.38% , 05/12/25 ................... 72,000 71,896,507
4.40% , 05/30/25 ................... 46,400 46,232,960
4.42% , 06/17/25 ................... 46,000 45,734,180
Ridgefield Funding Co. LLC , 4.47% , 09/02/25
(c) (d)
50,000 49,246,530
Royal Bank of Canada
(d)
4.38% , 11/07/25
(c)
.................. 54,500 53,277,042
(1-day SOFR + 0.34%), 4.70% , 01/02/26
(a)
.. 50,600 50,604,695
Sheffield Receivables Co. LLC , 4.50% ,
07/10/25
(c) (d)
...................... 93,500 92,688,962
Skandinaviska Enskilda Banken AB
(a)(d)
(1-day SOFR + 0.25%), 4.61% , 07/02/25 ... 66,000 66,013,814
(1-day SOFR + 0.18%), 4.54% , 08/11/25 ... 65,000 65,006,403
(1-day SOFR + 0.25%), 4.61% , 10/03/25 ... 49,600 49,595,610
(1-day SOFR + 0.25%), 4.61% , 10/06/25 ... 30,000 29,997,123
Standard Chartered Bank , 4.51% , 08/04/25
(c) (d)
. 53,000 52,378,501
Starbird Funding Corp. , 4.50% , 09/03/25
(c) (d)
... 80,680 79,445,999
Svenska Handelsbanken AB (1-day SOFR +
0.26%), 4.62% , 07/18/25
(a) (d)
........... 60,000 60,018,078
Swedbank AB
(a)(d)
(1-day SOFR + 0.27%), 4.63% , 07/03/25 ... 103,000 103,026,636
(1-day SOFR + 0.27%), 4.63% , 07/16/25 ... 55,000 55,015,983
(1-day SOFR + 0.24%), 4.60% , 10/14/25 ... 60,000 59,999,004
(1-day SOFR + 0.20%), 4.56% , 11/26/25 ... 67,500 67,469,071
UBS AG (1-day SOFR + 0.45%), 4.79% ,
04/14/26
(a) (d)
...................... 40,500 40,506,183
United Overseas Bank Ltd. (1-day SOFR +
0.17%), 4.54% , 09/17/25
(a) (d)
........... 50,000 49,993,690
Verto Capital Compartment B , 4.40% ,
05/01/25
(c) (d)
...................... 117,000 116,985,375
Verto Capital I Compartment A (1-day SOFR +
0.15%), 4.51% , 07/14/25
(a) (d)
........... 150,000 150,011,880

Schedule of Investments
(unaudited) (continued)
April 30, 2025
TempCash
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
Westpac Banking Corp.
(a)(d)
(1-day SOFR + 0.25%), 4.61% , 07/02/25 ... USD 56,000 $ 56,012,298
(1-day SOFR + 0.26%), 4.62% , 10/03/25 ... 49,600 49,605,426
(1-day SOFR + 0.29%), 4.65% , 01/02/26 ... 76,500 76,485,159
(1-day SOFR + 0.27%), 4.63% , 02/03/26 ... 74,250 74,207,908
Total Commercial Paper — 30 .9%
(Cost: $ 6,850,282,987 ) ............................ 6,849,891,337
Corporate Bonds
Commercial Services & Supplies — 0.3%
Ecmc Group, Inc.
(a)
Series 23-1 , 4.38% , 12/01/50 ........... 41,200 41,200,000
4.38% , 12/01/54 ................... 22,800 22,800,000
Consumer Finance — 0.2%
Toyota Motor Credit Corp., (1-day SOFR +
0.30%), 4.66%, 02/24/26
(a)
............ 47,600 47,503,183
Total Corporate Bonds — 0 .5%
(Cost: $ 111,600,000 ) .............................. 111,503,183
Municipal Bonds
California — 0.0%
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates , Series 2021-
XMT0955 , RB , VRDN ( JPMorgan Chase Bank
NA LOC ) , 4.51% , 05/07/25
(d) (e) (f)
......... 6,300 6,300,000
Iowa — 0.1%
Iowa Student Loan Liquidity Corp. , Series 2023-
1 , RB , VRDN ( Royal Bank of Canada LOC ) ,
4.38% , 05/07/25
(f)
.................. 9,361 9,361,000
New York — 0.1%
State of New York Mortgage Agency Homeowner
Mortgage , Series 238 , RB , VRDN ( Barclays
Bank plc LOC ) , 4.40% , 05/07/25
(f)
........ 18,000 18,000,000
Other — 0.2%
(d)(f)
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates, Various
States , Series 2020-MIZ9043 , RB , VRDN
( Mizuho Bank Ltd. LOC ) , 4.30% , 05/07/25
(e)
. 30,370 30,370,000
Taxable Municipal Funding Trust , Series 2019-
TMFT005 , RB , VRDN ( Barclays Bank plc
LOC ) , 4.45% , 05/07/25 ............... 5,115 5,115,000
Tender Option Bond Trust Receipts/Certificates ,
Series 2021-XF2953TX , RB , VRDN ( Barclays
Bank plc LOC ) , 4.45% , 05/07/25
(e)
....... 11,634 11,633,925
47,118,925
Texas — 0.0%
North Texas Higher Education Authority, Inc. ,
Series 2023-1 , RB , VRDN ( Royal Bank of
Canada LOC ) , 4.38% , 05/07/25
(f)
........ 7,500 7,500,000
Total Municipal Bonds — 0 .4%
(Cost: $ 88,279,925 ) ............................... 88,279,925
Security
Par (000)
Pa r (000) Value
Time Deposits
ABN AMRO Bank NV , 4.33% , 05/01/25 ...... USD 597,000 $ 597,000,000
Canadian Imperial Bank of Commerce ,
4.33% , 05/01/25 ................... 29,000 29,000,000
Credit Agricole Corporate & Investment Bank SA ,
4.32% , 05/01/25 ................... 79,000 79,000,000
Erste Group Bank AG , 4.33% , 05/01/25 ...... 665,000 665,000,000
ING Bank NV , 4.34% , 05/07/25 ........... 409,000 409,000,000
KBC Bank NV , 4.33% , 05/01/25 ........... 400,000 400,000,000
Mizuho Bank Ltd. , 4.33% , 05/01/25 ......... 228,000 228,000,000
Royal Bank of Canada , 4.33% , 05/01/25 ..... 377,000 377,000,000
Skandinaviska Enskilda Banken AB ,
4.33% , 05/01/25 ................... 600,000 600,000,000
Svenska Handelsbanken AB , 4.32% , 05/01/25 . 450,000 450,000,000
Swedbank AB , 4.33% , 05/01/25 ........... 600,000 600,000,000
Total Time Deposits — 20 .0%
(Cost: $ 4,434,000,000 ) ............................ 4,434,000,000
U.S. Treasury Obligations
U.S. Treasury Bills
(c)
3.73% , 05/08/25 ................... 65,000 64,946,887
4.15% , 10/30/25 ................... 101,100 99,035,395
3.91% , 02/19/26 ................... 50,000 48,453,667
Total U.S. Treasury Obligations — 1 .0%
(Cost: $ 212,357,789 ) .............................. 212,435,949
Total Repurchase Agreements — 22 .8%
(Cost: $ 5,044,000,000 ) ............................ 5,044,000,000
Total Investments — 96 .9%
(Cost: $ 21,460,247,597 )
(g)
.......................... 21,460,979,291
Other Assets Less Liabilities — 3.1% .................... 690,255,819
Net Assets — 100.0% ...............................
$ 22,151,235,110

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
TempCash

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Issuer is a U.S. branch of a foreign domiciled bank.
(c)
Rates are the current rate or a range of current rates as of period end.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(f)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(g)
Cost for U.S. federal income tax purposes.

Schedule of Investments
(unaudited) (continued)
April 30, 2025
TempCash
Schedules of Investments

Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) A t Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ... 4 .62%
(a)
04/30/25 06/05/25 $ 195,000 $ 195,000,000 $ 195,900,900
Corporate/Debt
Obligations, 0.00% to
8.23%, due 02/15/29 to
01/27/70 ......... $ 879,337,068 $ 208,650,000
– –
Bank of Nova Scotia
(The) .......... 4 .55
(b)
04/30/25 05/01/25 55,000 55,000,000 55,006,951
Corporate/Debt
Obligations, 1.93% to
5.25%, due 04/01/27 to
05/15/53 ......... 64,543,000 57,757,430
4 .73
(a)
04/30/25 06/05/25 35,000 35,000,000 35,165,550
Corporate/Debt
Obligations, 4.95% to
5.65%, due 01/15/53 to
05/15/53 ......... 37,413,000 36,755,200
– –
$ 90,000,000 $ 94,512,630
– –
Barclays Bank plc ... 4 .41
(a)
04/30/25 05/08/25 48,000 48,000,000 48,047,040
U.S. Government
Sponsored Agency
Obligations, 2.00% to
2.75%, due 01/20/51 to
11/20/53 ......... 158,476,737 49,087,509
4 .43
(b)
04/30/25 05/01/25 529,000 529,000,000 529,065,096
Corporate/Debt
Obligations, 0.88% to
7.50%, due 05/14/25 to
04/27/85 ......... 559,190,000 555,450,579
4 .45
(b)
04/30/25 05/01/25 35,000 35,000,000 35,004,326
Corporate/Debt
Obligation, 5.00%, due
04/01/60 ......... 36,595,000 37,452,096
4 .53
(b)
04/30/25 05/01/25 21,000 21,000,000 21,002,643
Corporate/Debt
Obligations, 4.66% to
6.00%, due 08/18/26 to
02/15/55 ......... 23,433,000 22,055,876
4 .58
(a)
04/30/25 06/05/25 26,000 26,000,000 26,119,080
Corporate/Debt
Obligation, 5.00%, due
04/01/60 ......... 27,185,000 27,821,703
– –
$ 659,000,000 $ 691,867,763
– –
Barclays Capital, Inc. . 4 .56
(a)
04/30/25 06/05/25 108,000 108,000,000 108,492,480
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
3.50% to 4.25%, due
11/30/26 to 01/15/48 . 102,298,867 112,888,589
– –
BNP Paribas SA .... 4 .43
(b)
04/30/25 05/01/25 77,000 77,000,000 77,009,475
Corporate/Debt
Obligations, 1.75% to
8.18%, due 03/09/26 to
05/01/79 ......... 80,563,000 80,850,001
4 .46 04/30/25 05/01/25 31,000 31,000,000 31,003,841
U.S. Treasury
Obligations and
Corporate/Debt
Obligations, 3.88% to
5.79%, due 04/15/30 to
04/04/51 ......... 32,643,900 32,482,808
– –
$ 108,000,000 $ 113,332,809
– –
Citigroup Global Markets,
Inc. ........... 4 .37
(c)
04/30/25 05/01/25 1,000 1,000,000 1,000,121
U.S. Treasury
Obligations, 4.00% to
4.50%, due 05/15/27 to
02/28/29 ......... 996,803 1,020,000
4 .38 04/30/25 05/01/25 250,000 250,000,000 250,030,417
U.S. Government
Sponsored Agency
Obligations, 3.00% to
6.50%, due 09/20/52 to
11/20/52 ......... 321,236,030 255,000,093

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
TempCash

Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
4 .43%
(b)
04/30/25 05/01/25 $ 48,000 $ 48,000,000 $ 48,005,907
U.S. Treasury
Obligations and
Corporate/Debt
Obligations, 0.00% to
4.38%, due 05/21/25 to
05/15/34 ......... $ 50,559,296 $ 50,396,821
4 .67
(a)
04/30/25 07/02/25 5,000 5,000,000 5,040,863
Corporate/Debt
Obligation, 5.77%, due
08/25/64 ......... 5,550,482 5,350,000
– –
$ 304,000,000 $ 311,766,914
– –
Credit Agricole Corporate
& Investment Bank SA 4 .38 04/30/25 05/01/25 25,000 25,000,000 25,003,042
U.S. Treasury
Obligation, 3.88%, due
08/15/34 ......... 25,856,800 25,500,009
4 .38 04/30/25 05/01/25 100,000 100,000,000 100,012,167
U.S. Treasury
Obligation, 0.63%, due
05/15/30 ......... 118,813,200 102,000,066
4 .49
(a)
04/30/25 05/08/25 73,000 73,000,000 73,072,838
Corporate/Debt
Obligations, 0.55% to
8.40%, due 07/21/25 to
02/25/69 ......... 104,476,543 77,718,227
– –
$ 198,000,000 $ 205,218,302
– –
Federal Reserve Bank of
New York ....... 4 .25 04/30/25 05/01/25 34,000 34,000,000 34,004,014
U.S. Treasury
Obligation, 1.13%, due
02/28/27 ......... 35,551,100 34,004,052
– –
Fixed Income Clearing
Corporation - BOFA 4 .41
(b)
04/30/25 05/01/25 217,000 217,000,000 217,026,583
Corporate/Debt
Obligations, 2.00% to
8.63%, due 06/16/25 to
07/01/42 ......... 273,146,000 241,813,536
4 .41 04/24/25 05/01/25 32,000 32,000,000 32,027,440
Corporate/Debt
Obligations, 3.70% to
6.88%, due 05/01/30 to
02/01/55 ......... 36,612,000 33,600,522
4 .43
(a)
04/30/25 05/08/25 55,000 55,000,000 55,054,144
Corporate/Debt
Obligations, 1.65% to
6.25%, due 09/01/26 to
07/22/30 ......... 56,860,000 57,750,952
4 .63
(a)
04/30/25 06/05/25 63,000 63,000,000 63,291,690
Corporate/Debt
Obligations, 1.65% to
6.25%, due 06/15/26 to
01/15/30 ......... 66,914,000 66,150,313
4 .73
(a)
04/30/25 06/05/25 10,000 10,000,000 10,047,300
Corporate/Debt
Obligations, 5.13% to
8.63%, due 06/01/28 to
04/15/33 ......... 10,657,000 11,174,757
4 .78
(a)
04/30/25 08/09/25 170,000 170,000,000 172,279,794
Corporate/Debt
Obligations, 0.00% to
6.38%, due 10/03/25 to
02/25/60 ......... 194,409,000 178,500,075
4 .83
(a)
04/30/25 08/09/25 23,000 23,000,000 23,311,669
Corporate/Debt
Obligations, 2.63% to
5.90%, due 07/01/25 to
10/15/50 ......... 26,311,000 24,320,433
– –
$ 570,000,000 $ 613,310,588
– –
Fixed Income Clearing
Corporation - NOMU 4 .37 04/30/25 05/01/25 850,000 850,000,000 850,103,181
U.S. Treasury
Obligations, 0.00% to
4.63%, due 05/13/25 to
08/15/51 ......... 879,003,100 867,000,000
– –
Goldman Sachs & Co.
LLC ........... 4 .38 04/30/25 05/01/25 296,000 296,000,000 296,036,013
U.S. Treasury
Obligations, 2.75% to
4.25%, due 10/15/25 to
08/15/32 ......... 325,743,400 301,920,018

Schedule of Investments
(unaudited) (continued)
April 30, 2025
TempCash
Schedules of Investments

Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
4 .78%
(a)
04/30/25 06/15/25 $ 115,000 $ 115,000,000 $ 115,702,394
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 0.00% to
10.45%, due 08/14/25
to 01/15/84 ....... $ 566,802,187 $ 122,107,389
– –
$ 411,000,000 $ 424,027,407
– –
JP Morgan Securities
LLC ........... 4 .38 04/30/25 05/01/25 128,000 128,000,000 128,015,573
U.S. Government
Sponsored Agency
Obligations, 3.00% to
7.00%, due 05/20/46 to
11/15/66 ......... 228,747,769 130,560,000
4 .39
(a)
04/30/25 05/08/25 196,000 196,000,000 196,191,209
U.S. Government
Sponsored Agency
Obligation, 5.00%, due
01/20/53 ......... 247,315,342 199,920,000
4 .45
(b)
04/30/25 05/01/25 50,000 50,000,000 50,006,181
Corporate/Debt
Obligations, 0.00%, due
06/13/25 to 08/29/25 52,163,000 51,998,490
4 .53
(b)
04/30/25 05/01/25 25,000 25,000,000 25,003,146
Corporate/Debt
Obligations, 0.00% to
6.90%, due 06/01/26 to
10/01/52 ......... 27,743,000 26,750,388
4 .53
(a)
04/30/25 05/08/25 100,000 100,000,000 100,100,667
Corporate/Debt
Obligations, 2.81% to
8.20%, due 03/24/26 to
02/09/51 ......... 111,068,000 105,000,243
4 .55
(b)
04/30/25 05/01/25 37,000 37,000,000 37,004,676
Corporate/Debt
Obligations, 0.00% to
7.63%, due 10/14/25 to
03/12/71 ......... 43,049,000 38,873,209
4 .58
(a)
04/30/25 05/08/25 90,000 90,000,000 90,091,600
Corporate/Debt
Obligations, 3.25% to
14.50%, due 08/01/26
to 12/31/79 ....... 109,740,889 101,818,503
4 .70
(a)
04/30/25 07/30/25 40,000 40,000,000 40,475,222
Corporate/Debt
Obligations, 4.98% to
6.66%, due 02/15/28 to
12/15/39 ......... 43,149,098 42,800,001
4 .81
(a)
04/30/25 07/30/25 90,000 90,000,000 91,094,275
Corporate/Debt
Obligations, 2.30% to
9.88%, due 10/04/26 to
07/25/67 ......... 123,082,778 96,742,699
4 .81
(a)
04/30/25 07/30/25 25,000 25,000,000 25,303,965
Corporate/Debt
Obligations, 3.63% to
7.50%, due 06/15/26 to
03/15/82 ......... 27,988,000 27,472,023
4 .81
(a)
04/30/25 07/30/25 65,000 65,000,000 65,790,310
Corporate/Debt
Obligations, 2.65% to
13.38%, due 02/15/26
to 12/01/86 ....... 79,881,295 71,217,479
– –
$ 846,000,000 $ 893,153,035
– –
Mizuho Securities USA
LLC ........... 4 .48
(b)
04/30/25 05/01/25 75,000 75,000,000 75,009,333
Corporate/Debt
Obligations, 2.39% to
9.38%, due 07/21/25 to
07/28/21 ......... 76,660,231 80,504,838
4 .78
(a)
04/30/25 06/05/25 50,000 50,000,000 50,239,000
Corporate/Debt
Obligations, 5.62% to
6.51%, due 04/18/36 to
07/30/54 ......... 53,622,775 53,500,001
– –
$ 125,000,000 $ 134,004,839
– –

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
TempCash

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
Natixis SA ......... 4 .48%
(b)
04/30/25 05/01/25 $ 36,000 $ 36,000,000 $ 36,004,480
Corporate/Debt
Obligations, 2.63% to
7.50%, due 05/09/27 to
11/15/95 ......... $ 41,903,700 $ 37,800,000
– –
Nomura Securities
International, Inc. .. 4 .38 04/30/25 05/01/25 400,000 400,000,000 400,048,667
U.S. Government
Sponsored Agency
Obligations, 2.50% to
7.00%, due 10/20/26 to
08/20/62 ......... 2,217,862,422 408,152,826
– –
Wells Fargo Securities
LLC ........... 4 .38 04/30/25 05/01/25 110,000 110,000,000 110,013,383
U.S. Government
Sponsored Agency
Obligations, 1.00% to
6.05%, due 10/16/37 to
12/16/65 ......... 127,417,844 114,122,530
– –
$ 5,044,000,000 $ 5,263,812,284
– –
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Traded in a joint account.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Certificates of Deposit ..................................... $ — $ 4,720,868,897 $ — $ 4,720,868,897
Commercial Paper ....................................... — 6,849,891,337 — 6,849,891,337
Corporate Bonds ........................................ — 111,503,183 — 111,503,183
Municipal Bonds ......................................... — 88,279,925 — 88,279,925
Repurchase Agreements ................................... — 5,044,000,000 — 5,044,000,000
Time Deposits .......................................... — 4,434,000,000 — 4,434,000,000
U.S. Treasury Obligations ................................... — 212,435,949 — 212,435,949
$ — $ 21,460,979,291 $ — $ 21,460,979,291

Schedule of Investments
(unaudited)
April 30, 2025
T-Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations
U.S. Treasury Bills
(a)
4.31% , 05/01/25 ................. USD 671,400 $ 671,400,000
3.73% , 05/08/25 ................. 2,500,493 2,498,422,492
4.12% , 05/22/25 ................. 758,190 756,279,876
4.14% , 05/27/25 ................. 412,885 411,630,693
4.14% , 05/29/25 ................. 1,862,000 1,855,714,714
4.17% , 06/03/25 ................. 71,100 70,825,613
4.19% , 06/05/25 ................. 422,185 420,417,980
4.19% , 06/10/25 ................. 690,209 686,984,290
4.21% , 06/12/25 ................. 440,200 438,043,020
4.22% , 06/20/25 ................. 1,758,672 1,748,510,584
4.25% , 06/26/25 ................. 959,900 953,673,448
4.23% , 07/01/25 ................. 300,000 297,877,708
4.22% , 07/03/25 ................. 1,166,900 1,158,456,021
4.22% , 07/08/25 ................. 507,300 503,294,585
4.23% , 07/10/25 ................. 1,880,296 1,864,376,120
4.23% , 07/15/25 ................. 466,700 462,635,184
4.22% , 07/17/25 ................. 540,400 535,516,511
4.24% , 07/29/25 ................. 127,200 125,880,812
4.24% , 08/05/25 ................. 2,856,800 2,824,876,207
4.26% , 08/12/25 ................. 2,130,845 2,104,960,728
4.27% , 08/19/25 ................. 382,108 377,179,219
4.26% , 08/26/25 ................. 1,189,615 1,173,344,937
4.24% , 08/28/25 ................. 205,100 202,272,867
4.10% , 09/02/25 ................. 2,084,500 2,055,632,500
4.23% , 09/04/25 ................. 1,797,765 1,771,810,293
4.19% , 09/18/25 ................. 350,260 344,682,109
4.19% , 09/25/25 ................. 233,636 229,738,560
4.15% , 10/30/25 ................. 597,095 584,708,129
4.02% , 11/28/25 ................. 993,900 969,544,975
3.98% , 12/26/25 ................. 1,758,000 1,710,498,349
U.S. Treasury Notes
2.13% , 05/15/25 ................. 72,700 72,638,193
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.13%),
4.40% , 07/31/25
(b)
.............. 1,568,235 1,568,125,528
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.17%),
4.44% , 10/31/25
(b)
.............. USD 2,158,689 $ 2,158,636,862
2.25% , 11/15/25 ................. 89,200 88,247,839
0.38% , 11/30/25 ................. 52,100 50,895,265
0.38% , 12/31/25 ................. 250,968 244,639,745
4.25% , 12/31/25 ................. 376,400 376,430,036
0.38% , 01/31/26 ................. 132,815 129,058,987
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.25%),
4.52% , 01/31/26
(b)
.............. 1,714,200 1,714,385,875
0.50% , 02/28/26 ................. 71,800 69,702,730
4.63% , 02/28/26 ................. 84,000 84,340,984
0.75% , 03/31/26 ................. 1,530,000 1,485,151,130
4.50% , 03/31/26 ................. 200,000 200,801,725
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.15%),
4.42% , 04/30/26
(b)
.............. 3,001,793 3,001,773,025
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.18%),
4.45% , 07/31/26
(b)
.............. 948,360 947,724,926
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.21%),
4.48% , 10/31/26
(b)
.............. 3,503,660 3,505,162,797
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.10%),
4.37% , 01/31/27
(b)
.............. 3,518,000 3,518,023,486
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.16%),
4.43% , 04/30/27
(b)
.............. 1,705,195 1,705,196,820
Total U.S. Treasury Obligations — 45 .2%
(Cost: $ 50,730,124,477 ) ........................... 50,730,124,477
Total Repurchase Agreements — 51 .7%
(Cost: $ 58,143,000,000 ) ........................... 58,143,000,000
Total Investments — 96 .9%
(Cost: $ 108,873,124,477 ) .......................... 108,873,124,477
Other Assets Less Liabilities — 3.1% ................... 3,443,178,650
Net Assets — 100.0% ..............................
$ 112,316,303,127
(a)
Rates are the current rate or a range of current rates as of period end.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
T-Fund

Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) A t Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ... 4 .37% 04/30/25 05/01/25 $ 50,000 $ 50,000,000 $ 50,006,069
U.S. Treasury
Obligation, 0.13%, due
07/15/30 ......... $ 43,730,300 $ 51,000,005
4 .37
(a)
04/30/25 05/01/25 400,000 400,000,000 400,048,556
U.S. Treasury
Obligations, 0.00% to
4.63%, due 05/15/26 to
05/31/30 ......... 420,061,562 408,000,000
4 .37 04/30/25 05/01/25 5,000 5,000,000 5,000,607
U.S. Treasury
Obligations, 0.50% to
3.88%, due 10/31/27 to
12/31/29 ......... 5,488,100 5,100,040
– –
$ 455,000,000 $ 464,100,045
– –
Bank of Montreal .... 4 .37 04/30/25 05/01/25 178,000 178,000,000 178,021,607
U.S. Treasury
Obligations, 4.13%, due
02/28/27 to 02/29/32 178,863,600 181,560,097
– –
Bank of Nova Scotia
(The) .......... 4 .37 04/30/25 05/01/25 5,000 5,000,000 5,000,607
U.S. Treasury
Obligations, 0.00% to
5.00%, due 09/30/25 to
08/15/44 ......... 5,038,900 5,100,619
– –
Barclays Bank plc ... 4 .37 04/30/25 05/01/25 135,000 135,000,000 135,016,387
U.S. Treasury
Obligations, 0.00% to
0.63%, due 02/15/28 to
02/15/51 ......... 154,373,829 137,700,087
4 .37 04/30/25 05/01/25 2,475,000 2,475,000,000 2,475,300,437
U.S. Treasury
Obligations, 0.63% to
4.63%, due 06/30/26 to
02/15/50 ......... 2,696,351,000 2,524,500,063
– –
$ 2,610,000,000 $ 2,662,200,150
– –
BNP Paribas SA .... 4 .37 04/30/25 05/01/25 5,000 5,000,000 5,000,607
U.S. Treasury
Obligations, 0.00% to
4.25%, due 10/15/27 to
09/30/29 ......... 5,137,082 5,100,031
4 .37 04/30/25 05/01/25 25,000 25,000,000 25,003,035
U.S. Treasury
Obligations, 0.00% to
4.88%, due 07/15/25 to
02/15/47 ......... 30,658,600 25,500,016
4 .48
(b)
04/30/25 05/02/25 1,200,000 1,200,000,000 1,200,298,667
U.S. Treasury
Obligations, 0.00% to
6.75%, due 05/06/25 to
08/15/54 ......... 1,500,473,473 1,224,000,000
– –
$ 1,230,000,000 $ 1,254,600,047
– –
Citibank NA ........ 4 .37 04/30/25 05/01/25 100,000 100,000,000 100,012,139
U.S. Treasury
Obligations, 0.13% to
4.50%, due 10/15/26 to
02/15/48 ......... 98,456,200 102,000,009
– –
Citigroup Global Markets,
Inc. ........... 4 .37 04/30/25 05/01/25 2,000 2,000,000 2,000,243
U.S. Treasury
Obligation, 1.88%, due
02/15/32 ......... 2,320,000 2,040,423
4 .37
(a)
04/30/25 05/01/25 385,000 385,000,000 385,046,735
U.S. Treasury
Obligations, 4.00% to
4.50%, due 05/15/27 to
02/28/29 ......... 383,769,540 392,700,021
4 .37 04/30/25 05/01/25 3,594,000 3,594,000,000 3,594,436,272
U.S. Treasury
Obligations, 1.63% to
4.75%, due 02/15/41 to
11/15/54 ......... 4,525,629,400 3,665,880,051

Schedule of Investments
(unaudited) (continued)
April 30, 2025
T-Fund
Schedules of Investments

Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
4 .39% 03/05/25 06/03/25 $ 1,250,000 $ 1,250,000,000 $ 1,263,718,745
U.S. Treasury
Obligations, 0.00% to
4.00%, due 06/24/25 to
04/30/32 ......... $ 1,282,882,700 $ 1,275,000,012
– –
$ 5,231,000,000 $ 5,335,620,507
– –
Credit Agricole Corporate
& Investment Bank SA 4 .37 04/30/25 05/01/25 2,000 2,000,000 2,000,243
U.S. Treasury
Obligation, 3.75%, due
04/15/28 ......... 2,031,200 2,040,029
4 .37
(a)
04/30/25 05/01/25 1,250,000 1,250,000,000 1,250,151,736
U.S. Treasury
Obligations, 2.88% to
4.50%, due 05/15/27 to
08/15/33 ......... 1,263,462,595 1,275,000,005
4 .37 04/30/25 05/01/25 5,000 5,000,000 5,000,607
U.S. Treasury
Obligation, 3.75%, due
04/15/28 ......... 5,078,000 5,100,074
– –
$ 1,257,000,000 $ 1,282,140,108
– –
Deutsche Bank AG ... 4 .37 04/30/25 05/01/25 499,000 499,000,000 499,060,573
U.S. Treasury
Obligations, 1.38% to
4.25%, due 11/15/40 to
02/15/54 ......... 631,949,600 509,069,635
– –
Federal Reserve Bank of
New York ....... 4 .25 04/30/25 05/01/25 250,000 250,000,000 250,029,514
U.S. Treasury
Obligations, 1.50% to
2.13%, due 01/31/27 to
02/15/41 ......... 221,455,000 250,029,609
– –
Fixed Income Clearing
Corporation - BNP . 4 .37 04/30/25 05/01/25 500,000 500,000,000 500,060,694
U.S. Treasury
Obligations, 0.38% to
5.00%, due 10/31/25 to
08/15/54 ......... 533,965,300 510,000,019
4 .37 04/30/25 05/01/25 4,000,000 4,000,000,000 4,000,485,556
U.S. Treasury
Obligations, 0.00% to
6.13%, due 06/12/25 to
08/15/54 ......... 4,326,476,200 4,080,000,008
– –
$ 4,500,000,000 $ 4,590,000,027
– –
Fixed Income Clearing
Corporation - BNY . 4 .38 04/30/25 05/01/25 4,750,000 4,750,000,000 4,750,577,917
U.S. Treasury
Obligations, 1.13% to
4.38%, due 05/31/26 to
08/15/40 ......... 5,075,587,300 4,845,000,056
– –
Fixed Income Clearing
Corporation - BOFA 4 .35 04/30/25 05/06/25 450,000 450,000,000 450,326,250
U.S. Treasury
Obligations, 2.75% to
4.75%, due 03/31/30 to
02/15/55 ......... 468,528,800 459,000,008
4 .35 04/30/25 05/07/25 250,000 250,000,000 250,211,458
U.S. Treasury
Obligations, 1.13% to
2.38%, due 08/15/40 to
02/15/42 ......... 351,974,800 255,000,044
4 .37 04/30/25 05/01/25 1,500,000 1,500,000,000 1,500,182,083
U.S. Treasury
Obligations, 0.00% to
5.38%, due 05/22/25 to
08/15/46 ......... 1,807,153,900 1,530,000,005
4 .37 04/23/25 05/01/25 975,000 975,000,000 975,946,833
U.S. Treasury
Obligations, 0.00% to
6.75%, due 05/15/25 to
11/15/53 ......... 1,129,922,500 994,500,041
4 .37 04/30/25 05/05/25 400,000 400,000,000 400,242,778
U.S. Treasury
Obligations, 0.00% to
4.75%, due 07/03/25 to
11/15/52 ......... 503,176,700 408,000,062

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
T-Fund

Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
4 .37% 04/30/25 05/07/25 $ 250,000 $ 250,000,000 $ 250,212,430
U.S. Treasury
Obligations, 2.25% to
4.25%, due 12/31/25 to
08/15/53 ......... $ 285,444,600 $ 255,000,010
4 .40 04/29/25 05/02/25 1,200,000 1,200,000,000 1,200,440,000
U.S. Treasury
Obligations, 0.00% to
4.50%, due 08/05/25 to
11/15/50 ......... 1,438,011,200 1,224,000,000
– –
$ 5,025,000,000 $ 5,125,500,170
– –
Fixed Income Clearing
Corporation - GS .. 4 .37 04/30/25 05/01/25 2,000,000 2,000,000,000 2,000,242,778
U.S. Treasury
Obligations, 0.00% to
5.00%, due 08/31/25 to
08/15/53 ......... 2,299,193,400 2,040,000,000
4 .37 04/30/25 05/01/25 6,000,000 6,000,000,000 6,000,728,333
U.S. Treasury
Obligations, 0.00% to
6.50%, due 05/06/25 to
05/15/54 ......... 6,632,929,500 6,120,000,001
– –
$ 8,000,000,000 $ 8,160,000,001
– –
Fixed Income Clearing
Corporation - HSBC 4 .37 04/30/25 05/01/25 5,500,000 5,500,000,000 5,500,667,639
U.S. Treasury
Obligations, 0.50% to
4.88%, due 05/15/25 to
02/15/35 ......... 5,571,421,200 5,610,000,060
– –
Fixed Income Clearing
Corporation - JPM . 4 .37 04/30/25 05/01/25 4,250,000 4,250,000,000 4,250,515,903
U.S. Treasury
Obligations, 0.00% to
6.00%, due 05/06/25 to
09/30/27 ......... 4,357,744,300 4,335,000,089
– –
Fixed Income Clearing
Corporation - NOMU 4 .39 04/30/25 05/01/25 500,000 500,000,000 500,060,972
U.S. Treasury
Obligations, 0.00% to
4.13%, due 05/13/25 to
08/15/44 ......... 530,958,800 510,000,019
– –
Fixed Income Clearing
Corporation - SSB . 4 .38 04/30/25 05/01/25 1,250,000 1,250,000,000 1,250,152,083
U.S. Treasury
Obligations, 0.00% to
4.88%, due 06/05/25 to
02/15/53 ......... 1,308,986,500 1,279,080,114
– –
Fixed Income Clearing
Corporation - WF .. 4 .37 04/30/25 05/01/25 1,300,000 1,300,000,000 1,300,157,806
U.S. Treasury
Obligations, 0.50% to
4.88%, due 07/31/25 to
05/15/53 ......... 1,333,325,400 1,326,000,032
4 .37 04/30/25 05/01/25 2,000,000 2,000,000,000 2,000,242,778
U.S. Treasury
Obligations, 0.25% to
5.00%, due 05/31/25 to
08/15/54 ......... 2,196,005,100 2,040,000,050
4 .37 04/23/25 05/01/25 500,000 500,000,000 500,485,555
U.S. Treasury
Obligations, 1.88% to
4.88%, due 04/30/26 to
08/15/54 ......... 495,818,700 510,000,005
4 .37 04/02/25 05/30/25 550,000 550,000,000 553,872,306
U.S. Treasury
Obligations, 0.25% to
4.63%, due 05/31/25 to
08/15/54 ......... 671,533,000 561,000,018
4 .38 02/05/25 05/08/25 600,000 600,000,000 606,716,000
U.S. Treasury
Obligations, 0.50% to
5.00%, due 10/31/26 to
02/15/55 ......... 838,339,800 612,000,000
4 .39 04/16/25 05/02/25 325,000 325,000,000 325,634,111
U.S. Treasury
Obligations, 0.50% to
4.88%, due 11/30/25 to
02/15/53 ......... 320,457,500 331,500,000

Schedule of Investments
(unaudited) (continued)
April 30, 2025
T-Fund
Schedules of Investments

Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
4 .40% 04/25/25 05/12/25 $ 1,500,000 $ 1,500,000,000 $ 1,503,116,667
U.S. Treasury
Obligations, 1.38% to
4.50%, due 08/15/25 to
02/15/53 ......... $ 1,493,742,000 $ 1,530,000,018
– –
$ 6,775,000,000 $ 6,910,500,123
– –
Goldman Sachs & Co.
LLC ........... 4 .37 04/30/25 05/01/25 20,000 20,000,000 20,002,428
U.S. Treasury
Obligation, 0.00%, due
11/15/37 ......... 36,189,912 20,400,000
– –
HSBC Securities USA,
Inc. ........... 4 .37 04/30/25 05/01/25 10,000 10,000,000 10,001,214
U.S. Treasury
Obligations, 0.00% to
3.75%, due 06/30/30 to
02/15/55 ......... 26,262,598 10,200,001
4 .37 04/30/25 05/01/25 350,000 350,000,000 350,042,486
U.S. Treasury
Obligations, 0.00% to
4.63%, due 11/15/26 to
08/15/51 ......... 640,040,198 357,000,001
– –
$ 360,000,000 $ 367,200,002
– –
JP Morgan Securities
LLC ........... 4 .37
(c)
04/30/25 05/01/25 250,000 250,000,000 250,030,347
U.S. Treasury
Obligations, 0.00% to
4.25%, due 11/30/26 to
08/31/31 ......... 251,723,200 255,000,011
4 .37 04/30/25 05/01/25 102,000 102,000,000 102,012,382
U.S. Treasury
Obligations, 0.00% to
4.25%, due 05/15/26 to
09/15/27 ......... 103,916,647 104,040,000
4 .37 04/30/25 05/01/25 2,000 2,000,000 2,000,243
U.S. Treasury
Obligations, 0.88% to
5.38%, due 09/30/26 to
02/15/36 ......... 1,919,000 2,040,000
4 .38
(b)
04/30/25 05/08/25 2,000,000 2,000,000,000 2,001,946,667
U.S. Treasury
Obligation, 0.50%, due
01/15/28 ......... 1,597,039,200 2,040,000,110
– –
$ 2,354,000,000 $ 2,401,080,121
– –
Mizuho Securities USA
LLC ........... 4 .32 04/24/25 05/01/25 400,000 400,000,000 400,336,000
U.S. Treasury
Obligations, 3.63% to
4.13%, due 06/30/28 to
02/29/32 ......... 400,612,200 408,000,082
4 .37 04/30/25 05/01/25 550,000 550,000,000 550,066,764
U.S. Treasury
Obligations, 3.50% to
4.63%, due 09/15/25 to
05/15/34 ......... 547,658,300 561,000,049
– –
$ 950,000,000 $ 969,000,131
– –
MUFG Securities
Americas, Inc. .... 4 .37 04/30/25 05/01/25 216,000 216,000,000 216,026,220
U.S. Treasury
Obligations, 0.00% to
4.88%, due 06/10/25 to
11/15/53 ......... 229,896,300 220,320,019
– –
Natixis SA ......... 4 .37
(c)
04/30/25 05/01/25 243,000 243,000,000 243,029,497
U.S. Treasury
Obligations, 0.00% to
6.13%, due 06/05/25 to
11/15/54 ......... 245,185,001 247,860,079
4 .37 04/30/25 05/01/25 3,000 3,000,000 3,000,364
U.S. Treasury
Obligations, 0.88% to
2.13%, due 08/15/26 to
01/15/35 ......... 3,570,000 3,060,068
– –
$ 246,000,000 $ 250,920,147
– –

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
T-Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
Nomura Securities
International, Inc. .. 4 .37% 04/30/25 05/01/25 $ 1,100,000 $ 1,100,000,000 $ 1,100,133,528
U.S. Treasury
Obligations, 0.00% to
4.63%, due 06/03/25 to
02/15/55 ......... $ 1,230,826,400 $ 1,122,000,724
– –
Royal Bank of Canada 4 .37 04/30/25 05/01/25 5,000 5,000,000 5,000,607
U.S. Treasury
Obligations, 0.13% to
0.63%, due 10/15/25 to
11/30/27 ......... 4,417,000 5,100,010
– –
Societe Generale SA . 4 .37 04/30/25 05/01/25 14,000 14,000,000 14,001,699
U.S. Treasury
Obligation, 4.75%, due
02/15/45 ......... 13,993,300 14,280,022
– –
TD Securities USA LLC 4 .38 04/30/25 05/01/25 3,000 3,000,000 3,000,365
U.S. Treasury
Obligations, 3.63% to
5.00%, due 10/31/25 to
05/15/26 ......... 3,028,500 3,060,026
– –
Wells Fargo Securities
LLC ........... 4 .37
(a)
04/30/25 05/01/25 500,000 500,000,000 500,060,694
U.S. Treasury
Obligations, 0.38% to
4.88%, due 09/15/25 to
11/15/33 ......... 525,982,718 510,000,009
4 .37 04/30/25 05/01/25 10,000 10,000,000 10,001,214
U.S. Treasury
Obligations, 2.88% to
3.00%, due 05/15/43 to
08/15/48 ......... 13,175,000 10,200,075
– –
$ 510,000,000 $ 520,200,084
– –
$ 58,143,000,000 $ 59,305,062,771
– –
(a)
Traded in a joint account.
(b)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Repurchase Agreements ................................... $ — $ 58,143,000,000 $ — $ 58,143,000,000
U.S. Treasury Obligations ................................... — 50,730,124,477 — 50,730,124,477
$ — $ 108,873,124,477 $ — $ 108,873,124,477

Schedule of Investments
(unaudited)
April 30, 2025
Treasury Trust Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations
U.S. Treasury Bills
(a)
4.22% , 05/01/25 ................ USD 13,153,405 $ 13,153,405,000
3.55% , 05/06/25 ................ 14,337,600 14,329,185,613
3.73% , 05/08/25 ................ 5,063,810 5,059,630,174
3.95% , 05/13/25 ................ 5,000,500 4,993,465,968
4.00% , 05/15/25 ................ 9,901,725 9,885,375,991
4.09% , 05/20/25 ................ 6,495,755 6,481,283,518
4.12% , 05/22/25 ................ 3,631,655 3,622,603,169
4.14% , 05/27/25 ................ 5,424,823 5,408,235,149
4.14% , 05/29/25 ................ 1,753,900 1,748,028,611
4.17% , 06/03/25 ................ 4,150,000 4,133,873,073
4.19% , 06/05/25 ................ 3,604,125 3,589,236,617
4.19% , 06/10/25 ................ 4,456,572 4,435,633,432
4.21% , 06/12/25 ................ 14,059,000 13,989,682,151
4.21% , 06/17/25 ................ 5,500,000 5,469,593,602
4.22% , 06/20/25 ................ 2,684,918 2,669,404,641
4.23% , 06/24/25 ................ 256,700 255,081,885
4.22% , 07/03/25 ................ 4,022,400 3,993,050,836
4.23% , 07/10/25 ................ 4,168,326 4,133,760,082
4.23% , 07/15/25 ................ 1,615,400 1,601,321,773
4.22% , 07/17/25 ................ 4,936,400 4,891,800,343
4.24% , 07/22/25 ................ 1,245,000 1,233,103,675
4.24% , 07/29/25 ................ 2,476,800 2,451,084,750
4.24% , 08/05/25 ................ 2,907,160 2,874,607,596
4.26% , 08/12/25 ................ 3,691,235 3,646,461,725
4.27% , 08/19/25 ................ 791,473 781,265,105
4.26% , 08/26/25 ................ 2,001,195 1,973,843,209
4.24% , 08/28/25 ................ 287,100 283,142,566
4.10% , 09/02/25 ................ 2,902,300 2,862,107,020
4.23% , 09/04/25 ................ 2,595,200 2,557,730,027
4.19% , 09/18/25 ................ 1,436,185 1,413,313,754
4.19% , 09/25/25 ................ 417,396 410,433,859
4.15% , 10/30/25 ................ 751,495 735,974,863
4.02% , 11/28/25 ................ 1,325,100 1,292,629,593
3.98% , 12/26/25 ................ 1,625,400 1,581,481,238
U.S. Treasury Notes
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.13%),
4.40% , 07/31/25
(b)
............. USD 750,500 $ 750,497,995
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.17%),
4.44% , 10/31/25
(b)
............. 1,229,428 1,229,384,507
0.38% , 11/30/25 ................ 68,300 66,720,664
0.38% , 12/31/25 ................ 127,025 123,825,911
4.25% , 12/31/25 ................ 202,535 202,569,880
0.38% , 01/31/26 ................ 184,635 179,413,516
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.25%),
4.52% , 01/31/26
(b)
............. 2,348,995 2,349,347,770
0.50% , 02/28/26 ................ 101,100 98,146,880
4.63% , 02/28/26 ................ 118,370 118,850,503
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.15%),
4.42% , 04/30/26
(b)
............. 3,289,834 3,289,831,444
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.18%),
4.45% , 07/31/26
(b)
............. 2,561,060 2,560,315,973
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.21%),
4.48% , 10/31/26
(b)
............. 4,358,175 4,360,212,018
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.10%),
4.37% , 01/31/27
(b)
............. 4,536,130 4,535,978,514
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.16%),
4.43% , 04/30/27
(b)
............. 2,033,985 2,033,987,452
Total U.S. Treasury Obligations — 106 .8%
(Cost: $ 159,839,913,635 ) ......................... 159,839,913,635
Total Investments — 106 .8%
(Cost: $ 159,839,913,635 ) ......................... 159,839,913,635
Liabilities in Excess of Other Assets — (6.8) % ........... (10,199,226,831)
Net Assets — 100.0% .............................
$ 149,640,686,804
(a)
Rates are the current rate or a range of current rates as of period end.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
U.S. Treasury Obligations ................................... $ — $ 159,839,913,635 $ — $ 159,839,913,635

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
April 30, 2025
MuniCash

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Municipal Bonds
Alaska — 0.7%
(a)
Alaska Housing Finance Corp. , Series 2007B ,
RB , VRDN ( Federal Home Loan Bank SBPA ) ,
3.60% , 05/07/25 ................... USD 13,440 $ 13,440,000
Alaska Housing Finance Corp. , Series 2007D ,
RB , VRDN ( Federal Home Loan Bank SBPA ) ,
3.57% , 05/07/25 ................... 600 600,000
Alaska Housing Finance Corp. , Series 2009A ,
RB , VRDN ( Federal Home Loan Bank SBPA ) ,
3.57% , 05/07/25 ................... 320 320,000
Alaska Housing Finance Corp. , Series 2009B ,
RB , VRDN ( Federal Home Loan Bank SBPA ) ,
3.57% , 05/07/25 ................... 700 700,000
Alaska Housing Finance Corp. , Series 2009B ,
RB , VRDN ( Federal Home Loan Bank SBPA ) ,
3.60% , 05/07/25 ................... 11,230 11,230,000
26,290,000
Arizona — 1.8%
(a)
Arizona Industrial Development Authority , Series
2023A , RB , VRDN ( Barclays Bank plc LOC ) ,
2.80% , 05/07/25 ................... 33,410 33,410,000
Maricopa County Industrial Development
Authority , Series 2024C , RB , VRDN ( Royal
Bank of Canada LOC ) , 2.75% , 05/07/25 ... 37,155 37,155,000
70,565,000
California — 1.9%
(a)
City of Modesto , Series 2008A , COP ,
VRDN ( BMO Harris Bank NA SBPA ) ,
3.15% , 05/07/25 ................... 14,800 14,800,000
State of California , Series 2024A1 , GO , VRDN
( Barclays Bank plc LOC ) , 1.65% , 05/07/25 .. 27,050 27,050,000
State of California , Series 2024A2 , GO , VRDN
( Barclays Bank plc LOC ) , 1.85% , 05/07/25 .. 31,600 31,600,000
73,450,000
Colorado — 4.6%
(a)
Board of Governors of Colorado State University
System , Series 2025B , RB , VRDN ( Bank of
America NA SBPA ) , 2.80% , 05/07/25 ..... 25,965 25,965,000
City of Colorado Springs Utilities System , Series
2005A , RB , VRDN ( Bank of America NA
SBPA ) , 3.63% , 05/07/25 .............. 43,275 43,275,000
City of Colorado Springs Utilities System , Series
2012A , RB , VRDN ( US Bank NA SBPA ) ,
3.55% , 05/07/25 ................... 3,720 3,720,000
Colorado Health Facilities Authority , Series
2024D , RB , VRDN , 2.35% , 05/01/25 ...... 26,900 26,900,000
Colorado Health Facilities Authority , Series
2024E , RB , VRDN ( TD Bank NA SBPA ) ,
2.50% , 05/01/25 ................... 17,965 17,965,000
County of Arapahoe , Series 2001 , RB , VRDN
( Federal Home Loan Mortgage Corp. LOC ) ,
3.64% , 05/07/25 ................... 7,800 7,800,000
University of Colorado Hospital Authority , Series
2018B , RB , VRDN ( TD Bank NA SBPA ) ,
2.50% , 05/01/25 ................... 12,540 12,540,000
University of Colorado Hospital Authority , Series
2018C , RB , VRDN ( TD Bank NA SBPA ) ,
2.50% , 05/01/25 ................... 31,565 31,565,000
University of Colorado Hospital Authority , Series
2019A , RB , VRDN , 2.90% , 05/07/25 ...... 11,000 11,000,000
180,730,000
Security
Par (000)
Par (000) Value
Connecticut — 6.4%
(a)
Connecticut Housing Finance Authority , Series
2017F, Sub-Series F-3 , RB , VRDN ( JPMorgan
Chase Bank NA SBPA ) , 3.60% , 05/07/25 ... USD 35,560 $ 35,560,000
Connecticut Housing Finance Authority , Series
2020A-3 , RB , VRDN ( Sumitomo Mitsui
Banking Corp. SBPA ) , 3.60% , 05/07/25 .... 11,250 11,250,000
Connecticut Housing Finance Authority , Series
2022, Sub-Series C-2 , RB , VRDN ( JPMorgan
Chase Bank NA SBPA ) , 3.60% , 05/07/25 ... 11,475 11,475,000
Connecticut State Health & Educational Facilities
Authority , Series 2010A-4-1 , RB , VRDN ,
2.10% , 05/01/25 ................... 53,700 53,700,000
Connecticut State Health & Educational
Facilities Authority , Series 2013A , RB , VRDN ,
2.10% , 05/01/25 ................... 55,640 55,640,000
Connecticut State Health & Educational Facilities
Authority , Series 2017A-2 , RB , VRDN ,
2.75% , 05/07/25 ................... 47,510 47,510,000
Connecticut State Housing Finance Authority,
Tender Option Bond Trust Receipts/
Certificates , Series 2024-XX1346 , RB , VRDN
( Barclays Bank plc LIQ ) , 3.65% , 05/07/25
(b) (c)
9,535 9,535,000
State of Connecticut , Series 2016C , GO , VRDN
( Bank of America NA SBPA ) , 3.64% , 05/07/25 23,245 23,245,000
247,915,000
District of Columbia — 0.1%
(a)
District of Columbia , Series A , RB , VRDN ( TD
Bank NA LOC ) , 2.45% , 05/01/25 ........ 4,455 4,455,000
Metropolitan Washington Airports Authority,
Tender Option Bond Trust Receipts/
Certificates , Series 2019-XG0267 , RB ,
VRDN ( Bank of America NA LOC ) ,
3.67% , 05/07/25
(b) (c)
................. 475 475,000
4,930,000
Florida — 5.8%
(a)
Broward County Tourist Development, Tender
Option Bond Trust Receipts/Certificates ,
Series 2023-XL0429 , RB , VRDN ( Wells Fargo
Bank NA LIQ ) , 3.73% , 05/07/25
(b) (c)
....... 3,720 3,720,000
Cape Coral, Water & Sewer System, Tender
Option Bond Trust Receipts/Certificates ,
Series 2023-YX1317 , RB , VRDN ( Barclays
Bank plc LOC ) , 3.66% , 05/07/25
(b) (c)
...... 12,135 12,135,000
City of Gainesville Utilities System , Series
2012B , RB , VRDN ( Truist Bank SBPA ) ,
2.45% , 05/01/25 ................... 10,920 10,920,000
City of Jacksonville , Series 1994 , RB , VRDN ,
3.00% , 05/07/25 ................... 35,960 35,960,000
County of St Lucie , Series 2000 , RB , VRDN ,
2.80% , 05/07/25 ................... 29,540 29,540,000
Escambia County Health Facilities Authority ,
Series 2003B , RB , VRDN ( TD Bank NA
SBPA ) , 2.60% , 05/01/25 .............. 10,620 10,620,000
Florida Housing Finance Corp. , Series 2004M ,
RB , VRDN ( Federal Home Loan Mortgage
Corp. LIQ ) , 3.65% , 05/07/25 ........... 7,475 7,475,000
Hillsborough County Industrial Development
Authority , Series 2024D , RB , VRDN ( PNC
Bank NA LIQ ) , 2.35% , 05/01/25 ......... 36,850 36,850,000
Hillsborough County Industrial Development
Authority , Series 2024E , RB , VRDN ( Royal
Bank of Canada LIQ ) , 2.40% , 05/01/25 .... 27,895 27,895,000

Schedule of Investments
(unaudited) (continued)
April 30, 2025
MuniCash
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Florida (continued)
Hillsborough County Industrial Development
Authority , Series 2024F , RB , VRDN ( PNC
Bank NA LIQ ) , 2.80% , 05/07/25 ......... USD 50,000 $ 50,000,000
225,115,000
Georgia — 1.9%
(a)
Burke County Development Authority, Tender
Option Bond Trust Receipts/Certificates ,
Series 2017E-107 , RB , VRDN ( Royal Bank of
Canada LOC ) , 3.67% , 05/07/25
(b) (c)
....... 5,000 5,000,000
Gainesville & Hall County Development Authority ,
Series 2003B , RB , VRDN ( TD Bank NA
SBPA ) , 2.60% , 05/01/25 .............. 20,845 20,845,000
Oglethorpe Power Corp., Tender Option Bond
Trust Receipts/Certificates , Series 2023-E-
155 , RB , VRDN ( Royal Bank of Canada LOC ) ,
3.66% , 05/07/25
(b) (c)
................. 20,000 20,000,000
Roswell Development Authority , Series
2025A , RB , VRDN ( Truist Bank LOC ) ,
2.50% , 05/01/25 ................... 28,595 28,595,000
74,440,000
Idaho — 0.9%
Idaho Health Facilities Authority , Series
2025D , RB , VRDN ( TD Bank NA LOC ) ,
2.50% , 05/01/25
(a)
.................. 33,450 33,450,000
Illinois — 3.9%
(a)
Chicago Transit Authority, Tender Option Bond
Trust Receipts/Certificates , Series 2022-
XF3069 , RB , VRDN ( Barclays Bank plc LIQ ) ,
3.72% , 05/07/25
(b) (c)
................. 24,800 24,800,000
Illinois Finance Authority , Series 2001 , RB , VRDN
( BMO Harris Bank NA LOC ) , 2.90% , 05/07/25 22,300 22,300,000
Illinois Finance Authority , Series 2008 , RB , VRDN
( BMO Harris Bank NA LOC ) , 3.80% , 05/07/25 15,700 15,700,000
Illinois Finance Authority , Series 2008-D , RB ,
VRDN , 2.85% , 05/07/25 .............. 45,100 45,100,000
Illinois Finance Authority , Series 2009D-2 , RB ,
VRDN ( TD Bank NA LOC ) , 2.45% , 05/01/25 . 10,450 10,450,000
Illinois Finance Authority , Series 2020C , RB ,
VRDN ( JPMorgan Chase Bank NA SBPA ) ,
2.25% , 05/01/25 ................... 31,935 31,935,000
150,285,000
Iowa — 2.2%
(a)
Iowa Finance Authority , Series 2016E , RB , VRDN
( Federal National Mortgage Association LIQ ) ,
3.62% , 05/07/25 ................... 10,440 10,440,000
Iowa Finance Authority , Series 2021 , RB ,
VRDN ( Korea Development Bank LOC ) ,
3.90% , 05/07/25
(c)
.................. 62,000 62,000,000
Iowa Finance Authority , Series 2022B , RB ,
VRDN ( Royal Bank of Canada SBPA ) ,
3.62% , 05/07/25 ................... 11,650 11,650,000
84,090,000
Kentucky — 0.1%
Kentucky Economic Development Financing
Authority, Tender Option Bond Trust Receipts/
Certificates , Series 2018-XG0161 , RB , VRDN
( Bank of America NA LOC ) , 3.65% , 05/07/25
(a)
(b) (c)
............................ 4,960 4,960,000
Security
Par (000)
Par (000) Value
Louisiana — 0.6%
(a)
Louisiana Public Facilities Authority , Series
2009B-1 , RB , VRDN ( Sumitomo Mitsui
Banking Corp. LOC ) , 2.75% , 05/07/25 ..... USD 11,000 $ 11,000,000
State of Louisiana Gasoline & Fuels Tax , Series
2023A-2 , RB , VRDN ( Toronto-Dominion Bank
LOC ) , 2.50% , 05/01/25 ............... 11,500 11,500,000
22,500,000
Maryland — 0.8%
(a)
County of Montgomery , Series 2017E , GO ,
VRDN ( US Bank NA SBPA ) , 2.30% , 05/01/25 13,160 13,160,000
Tender Option Bond Trust Receipts/Certificates ,
Series 2022-XF3014 , RB , VRDN ( Morgan
Stanley Bank NA LIQ ) , 3.69% , 05/07/25
(b) (c)
. 19,385 19,385,000
32,545,000
Massachusetts — 2.0%
(a)
Massachusetts Development Finance Agency ,
Series 2008-U6C , RB , VRDN ( TD Bank NA
LOC ) , 2.30% , 05/01/25 ............... 13,960 13,960,000
Massachusetts Development Finance Agency ,
Series 2008U-6E-R , RB , VRDN ( TD Bank NA
LOC ) , 2.40% , 05/01/25 ............... 14,520 14,520,000
Massachusetts Development Finance Agency ,
Series 2011K-2 , RB , VRDN ( Sumitomo Mitsui
Banking Corp. LOC ) , 3.30% , 05/07/25 ..... 19,200 19,200,000
Massachusetts Development Finance Agency ,
Series 2024U-1 , RB , VRDN ( TD Bank NA
LOC ) , 2.40% , 05/01/25 ............... 15,105 15,105,000
Massachusetts Development Finance Agency ,
Series 2024U-2 , RB , VRDN ( TD Bank NA
LOC ) , 2.40% , 05/01/25 ............... 16,560 16,560,000
79,345,000
Michigan — 1.1%
(a)
Green Lake Township Economic Development
Corp. , Series 2004 , RB , VRDN ( PNC Bank NA
LOC ) , 2.45% , 05/01/25 ............... 17,800 17,800,000
Michigan State Housing Development Authority ,
Series 2022B , RB , VRDN ( Barclays Bank plc
LOC ) , 2.75% , 05/07/25 ............... 25,275 25,275,000
43,075,000
Minnesota — 1.7%
(a)
City of Minneapolis , Series 1997B , RB ,
VRDN ( Wells Fargo Bank NA SBPA ) ,
3.62% , 05/07/25 ................... 7,100 7,100,000
City of Rochester , Series 2025D , RB , VRDN
( Barclays Bank plc LOC ) , 2.15% , 05/01/25 .. 20,000 20,000,000
Minnesota Housing Finance Agency , Series
2015G , RB , VRDN ( Royal Bank of Canada
SBPA ) , 3.62% , 05/07/25 .............. 24,415 24,415,000
Minnesota Housing Finance Agency , Series
2018H , RB , VRDN ( Royal Bank of Canada
SBPA ) , 3.62% , 05/07/25 .............. 10,510 10,510,000
State of Minnesota, Tender Option Bond
Trust Receipts/Certificates , Series 2024-
CF7001 , GO , VRDN ( Citibank NA LIQ ) ,
3.64% , 05/07/25
(b) (c)
................. 3,400 3,400,000
65,425,000
Mississippi — 0.8%
(a)
Mississippi Business Finance Corp. , Series
2009C , RB , VRDN , 2.50% , 05/01/25 ...... 13,335 13,335,000
Mississippi Business Finance Corp. , Series
2010I , RB , VRDN , 2.50% , 05/01/25 ...... 19,155 19,155,000
32,490,000

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
MuniCash

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Missouri — 1.8%
(a)
Health & Educational Facilities Authority of
the State of Missouri , Series 2000B , RB ,
VRDN ( JPMorgan Chase Bank NA SBPA ) ,
2.30% , 05/01/25 ................... USD 2,500 $ 2,500,000
Missouri State Health & Education Facilities
Authority, Tender Option Bond Trust
Receipts/Certificates , Series 2018C-16 ,
RB , VRDN ( Royal Bank of Canada LOC ) ,
3.67% , 05/07/25
(b) (c)
................. 56,500 56,500,000
St. Louis County, Tender Option Bond Trust
Receipts/Certificates , Series 2022-XG0382 ,
RB , VRDN ( Wells Fargo Bank NA LIQ ) ,
3.65% , 05/07/25
(b) (c)
................. 10,640 10,640,000
69,640,000
New Hampshire — 1.7%
(a)
National Finance Authority, Tender Option Bond
Trust Receipts/Certificates , Series 2024-E157 ,
RB , VRDN ( Royal Bank of Canada LOC ) ,
3.65% , 05/07/25
(b) (c)
................. 15,000 15,000,000
New Hampshire Business Finance Authority ,
Series 2024B , RB , VRDN ( Truist Bank LOC ) ,
2.45% , 05/07/25 ................... 52,800 52,800,000
67,800,000
New Jersey — 0.1%
New Jersey Housing & Mortgage Finance,
Tender Option Bond Trust Receipts/
Certificates , Series 2024-XX1359 , RB , VRDN
( Barclays Bank plc LIQ ) , 3.65% , 05/07/25
(a) (b) (c)
4,085 4,085,000
New Mexico — 0.1%
County of Sandoval , Series 2024A , RB , VRDN
( Barclays Bank plc LOC ) , 2.80% , 05/07/25
(a)
2,655 2,655,000
New York — 18.7%
(a)
City of New York , Series 2012G-6 , GO , VRDN
( Mizuho Bank Ltd. LOC ) , 2.55% , 05/01/25 .. 26,470 26,470,000
City of New York , Series 2013, Sub-Series
A-2 , GO , VRDN ( Mizuho Bank Ltd. LOC ) ,
2.50% , 05/01/25 ................... 44,330 44,330,000
City of New York , Series 2014I-2 , GO ,
VRDN ( JP Morgan Chase Bank NA LIQ ) ,
2.50% , 05/01/25 ................... 47,480 47,480,000
City of New York , Series 2017A, Sub-Series A4 ,
GO , VRDN ( State Street Bank & Trust Co.
SBPA ) , 2.55% , 05/01/25 .............. 7,000 7,000,000
City of New York , Series 2019D-4 , GO , VRDN
( State Street Bank & Trust Co. SBPA ) ,
2.55% , 05/01/25 ................... 23,605 23,605,000
City of New York , Series 2023A, Sub-Series
A-3 , GO , VRDN ( Bank of Montreal SBPA ) ,
2.50% , 05/01/25 ................... 33,450 33,450,000
Empire State Development Corp. , Series
2004A-3-C , RB , VRDN ( JPMorgan Chase
Bank NA SBPA ) , 3.45% , 05/07/25 ....... 9,370 9,370,000
Metropolitan Transportation Authority , Series
2002D-2B , RB , VRDN ( Truist Bank LOC ) ,
2.50% , 05/01/25 ................... 25,000 25,000,000
Metropolitan Transportation Authority , Series
2020B , RB , VRDN ( Royal Bank of Canada
LOC ) , 2.47% , 05/01/25 ............... 20,650 20,650,000
Metropolitan Transportation Authority , Series
SUB 2005D-1 , RB , VRDN ( Truist Bank LOC ) ,
2.45% , 05/01/25 ................... 34,885 34,885,000
Nassau County Industrial Development Agency ,
Series 2006 , RB , VRDN ( TD Bank NA SBPA ) ,
2.50% , 05/01/25 ................... 16,405 16,405,000
Security
Par (000)
Par (000) Value
New York (continued)
New York City Housing Development Corp. ,
Series 2006A , RB , VRDN ( Federal National
Mortgage Association LOC ) , 2.80% , 05/07/25 USD 19,150 $ 19,150,000
New York City Municipal Water Finance Authority ,
Series 2009BB , RB , VRDN ( UBS AG SBPA ) ,
2.50% , 05/01/25 ................... 49,885 49,885,000
New York City Municipal Water Finance Authority ,
Series 2009BB-2 , RB , VRDN ( UBS AG
SBPA ) , 2.50% , 05/01/25 .............. 15,000 15,000,000
New York City Municipal Water Finance Authority ,
Series 2014AA-3 , RB , VRDN ( TD Bank NA
SBPA ) , 2.50% , 05/01/25 .............. 17,000 17,000,000
New York City Municipal Water Finance Authority ,
Series 2015BB-2 , RB , VRDN ( Mizuho Bank
Ltd. SBPA ) , 2.50% , 05/01/25 ........... 40,030 40,030,000
New York City Municipal Water Finance Authority ,
Series AA-6 , RB , VRDN ( Mizuho Bank Ltd.
SBPA ) , 2.50% , 05/01/25 .............. 29,735 29,735,000
New York City Municipal Water Finance Authority ,
Series DD-1 , RB , VRDN ( TD Bank NA SBPA ) ,
2.50% , 05/01/25 ................... 11,970 11,970,000
New York City Transitional Finance Authority ,
Series 2025, Sub-Series H-3 , RB , VRDN
( Bank of America NA SBPA ) , 2.50% , 05/01/25 20,000 20,000,000
New York City Transitional Finance Authority ,
Series 2025H, Sub-Series H-2 , RB , VRDN
( TD Bank NA SBPA ) , 2.50% , 05/01/25 .... 16,650 16,650,000
New York City Transitional Finance Authority
Future Tax Secured , Series 2011A-4 ,
RB , VRDN ( Barclays Bank plc SBPA ) ,
2.55% , 05/01/25 ................... 11,700 11,700,000
New York City Transitional Finance Authority
Future Tax Secured , Series 2013A-4 , RB ,
VRDN ( JPMorgan Chase Bank NA SBPA ) ,
2.50% , 05/01/25 ................... 17,240 17,240,000
New York City Transitional Finance Authority
Future Tax Secured , Series 2013C-4 , RB ,
VRDN ( JPMorgan Chase Bank NA SBPA ) ,
2.50% , 05/01/25 ................... 29,295 29,295,000
New York City Transitional Finance Authority
Future Tax Secured , Series 2016E-4 , RB ,
VRDN ( JPMorgan Chase Bank NA SBPA ) ,
2.50% , 05/01/25 ................... 13,730 13,730,000
New York City Transitional Finance Authority
Future Tax Secured , Series 2019A-4 , RB ,
VRDN ( JPMorgan Chase Bank NA SBPA ) ,
2.50% , 05/01/25 ................... 12,100 12,100,000
New York City Transitional Finance Authority
Future Tax Secured , Series A-4 , RB , VRDN
( Mizuho Bank Ltd. SBPA ) , 2.50% , 05/01/25 . 13,750 13,750,000
New York City Transitional Finance Authority,
Tender Option Bond Trust Receipts/
Certificates , Series 2025-CF7016 , RB , VRDN
( Citibank NA LIQ ) , 3.64% , 05/07/25
(b) (c)
.... 16,540 16,540,000
New York State Dormitory Authority , Series
2008A , RB , VRDN ( JPMorgan Chase Bank
NA SBPA ) , 3.50% , 05/07/25 ........... 30,000 30,000,000
New York State Dormitory Authority , Series
2009A , RB , VRDN , 2.80% , 05/07/25 ...... 13,500 13,500,000
New York State Housing Finance Agency ,
Series 2004A , RB , VRDN ( Federal National
Mortgage Association LOC ) , 2.70% , 05/07/25 25,500 25,500,000
New York State Housing Finance Agency , Series
2022G-3 , RB , VRDN ( Bank of America NA
SBPA ) , 2.70% , 05/07/25 .............. 12,835 12,835,000

Schedule of Investments
(unaudited) (continued)
April 30, 2025
MuniCash
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
State of New York Mortgage Agency Homeowner
Mortgage , Series 207 , RB , VRDN ( Royal
Bank of Canada SBPA ) , 2.75% , 05/07/25 .. USD 5,110 $ 5,110,000
State of New York Mortgage Agency Homeowner
Mortgage , Series 234 , RB , VRDN ( UBS AG
SBPA ) , 2.75% , 05/07/25 .............. 1,845 1,845,000
Triborough Bridge & Tunnel Authority , Series
2005B-4A , RB , VRDN ( TD Bank NA LOC ) ,
2.50% , 05/01/25 ................... 16,700 16,700,000
727,910,000
North Carolina — 2.0%
(a)
Charlotte-Mecklenburg Hospital Authority (The) ,
Series 2007E , RB , VRDN ( TD Bank NA LOC ) ,
2.50% , 05/01/25 ................... 11,300 11,300,000
Charlotte-Mecklenburg Hospital Authority (The) ,
Series 2021E , RB , VRDN ( Royal Bank of
Canada LOC ) , 2.40% , 05/01/25 ......... 6,700 6,700,000
Durham Housing Authority , Series 2021A , RB ,
VRDN ( Federal Home Loan Bank LOC ) ,
3.74% , 05/07/25 ................... 22,885 22,885,000
Durham Housing Authority , Series 2021B , RB ,
VRDN ( Federal Home Loan Bank LOC ) ,
3.74% , 05/07/25 ................... 4,900 4,900,000
North Carolina Housing Finance Agency ,
Series 55-B , RB , VRDN ( TD Bank NA LIQ ) ,
2.50% , 05/01/25 ................... 31,180 31,180,000
76,965,000
Ohio — 3.3%
(a)
Allen County Ohio Hospital Facilities, Tender
Option Bond Trust Receipts/Certificates ,
Series 2019-E-133 , RB , VRDN ( Royal Bank of
Canada LOC ) , 3.65% , 05/07/25
(b) (c)
....... 10,270 10,270,000
City of Columbus Sewerage , Series 2008B , RB ,
VRDN , 3.60% , 05/07/25 .............. 12,900 12,900,000
County of Franklin , Series 2008B , RB , VRDN ,
3.65% , 05/07/25 ................... 34,230 34,230,000
Dayton-Montgomery County, Tender Option Bond
Trust Receipts/Certificates , Series 2024-
YX1357 , RB , VRDN ( Barclays Bank plc LOC ) ,
3.72% , 05/07/25
(b) (c)
................. 7,450 7,450,000
Ohio Higher Educational Facility Commission ,
Series 2013B-1 , RB , VRDN , 2.70% , 05/07/25 30,025 30,025,000
Ohio State Hospital, Tender Option Bond Trust
Receipts/Certificates , Series 2022C-18 ,
RB , VRDN ( Royal Bank of Canada LOC ) ,
3.66% , 05/07/25
(b) (c)
................. 9,000 9,000,000
Ohio Water Development Authority Water
Pollution Control Loan Fund , Series
2024C , RB , VRDN ( TD Bank NA LIQ ) ,
2.50% , 05/01/25 ................... 16,700 16,700,000
University Hospitals Health Systems, Inc., Tender
Option Bond Trust Receipts/Certificates ,
Series 2023-C-22 , RB , VRDN ( Royal Bank of
Canada LOC ) , 3.66% , 05/07/25
(b) (c)
....... 10,000 10,000,000
130,575,000
Oregon — 0.1%
Oregon State Facilities Authority , Series 2005A ,
RB , VRDN ( Federal National Mortgage
Association LOC ) , 3.68% , 05/07/25
(a)
..... 5,175 5,175,000
Other — 0.6%
Federal Home Loan Mortgage Corp., Tender
Option Bond Trust Receipts/Certificates ,
Series 2024-CF7004 , RB , VRDN ( Citibank NA
LOC ) , 3.74% , 05/07/25
(a) (b) (c)
........... 24,000 24,000,000
Security
Par (000)
Par (000) Value
Pennsylvania — 2.7%
(a)
Delaware Valley Regional Finance Authority ,
Series 2024B , RB , VRDN ( TD Bank NA LOC ) ,
2.50% , 05/01/25 ................... USD 30,880 $ 30,880,000
Emmaus General Authority , Series 1996 ,
RB , VRDN ( Wells Fargo Bank NA SBPA ) ,
2.75% , 05/07/25 ................... 3,000 3,000,000
Pennsylvania Housing Finance Agency, Tender
Option Bond Trust Receipts , Series 2024-
XF1700 , RB , VRDN ( Royal Bank of Canada
LIQ ) , 3.65% , 05/07/25
(b) (c)
............. 10,260 10,260,000
Sports & Exhibition Authority of Pittsburgh &
Allegheny County , Series 2007-A , RB , VRDN
( PNC Bank NA SBPA ) , 3.60% , 05/07/25 ... 63,130 63,130,000
107,270,000
Rhode Island — 0.1%
Rhode Island Health & Education Building
Corp., Tender Option Bond Trust Receipts/
Certificates , Series 2019-XM0721 , RB , VRDN
( Wells Fargo Bank NA LIQ ) , 3.65% , 05/07/25
(a)
(b) (c)
............................ 4,360 4,360,000
South Carolina — 2.0%
(a)
South Carolina Jobs-Economic Development
Authority , Series 2021B , RB , VRDN ( Federal
Home Loan Bank LOC ) , 3.84% , 05/07/25 .. 3,150 3,150,000
South Carolina Jobs-Economic Development
Authority , Series 2023A , RB , VRDN ( Federal
Home Loan Bank LOC ) , 3.62% , 05/07/25 .. 50,500 50,500,000
South Carolina Jobs-Economic Development
Authority , Series 2023B , RB , VRDN ( Federal
Home Loan Bank LOC ) , 3.62% , 05/07/25 .. 10,000 10,000,000
South Carolina Public Service Authority, Tender
Option Bond Trust Receipts/Certificates ,
Series 2022-XG0398 , RB , VRDN ( Barclays
Bank plc LIQ ) , 3.74% , 05/07/25
(b) (c)
....... 7,365 7,365,000
South Carolina Public Service Authority, Tender
Option Bond Trust Receipts/Certificates ,
Series 2022-XL0313 , RB , VRDN ( Wells Fargo
Bank NA LIQ ) , 3.74% , 05/07/25
(b) (c)
....... 8,935 8,935,000
79,950,000
South Dakota — 1.9%
(a)
South Dakota Housing Development Authority ,
Series 2020A , RB , VRDN ( Federal Home
Loan Bank SBPA ) , 3.62% , 05/07/25 ...... 10,010 10,010,000
South Dakota Housing Development Authority ,
Series 2020B , RB , VRDN , 3.57% , 05/07/25 . 31,500 31,500,000
South Dakota Housing Development Authority ,
Series 2020D , RB , VRDN ( Bank of America
NA SBPA ) , 3.61% , 05/07/25 ........... 32,750 32,750,000
74,260,000
Tennessee — 0.1%
Tennessee Housing Development Agency
Resident, Tender Option Bond Trust Receipts/
Certificates , Series 2018-YX1087 , RB , VRDN
( Barclays Bank plc LIQ ) , 3.65% , 05/07/25
(a) (b) (c)
5,405 5,405,000
Texas — 13.5%
(a)
Austin Electric Utility System, Tender Option
Bond Trust Receipts/Certificates , Series 2015-
XF0220 , RB , VRDN ( JPMorgan Chase Bank
NA LIQ ) , 2.50% , 05/01/25
(b) (c)
........... 21,235 21,235,000
Board of Regents of the University of Texas
System , Series 2008B , RB , VRDN
( University of Texas Management Co. LIQ ) ,
3.53% , 05/07/25 ................... 78,440 78,440,000

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2025
MuniCash

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Corpus Christi Texas Utility System, Tender
Option Bond Trust Receipts/Certificates ,
Series 2024-XF1710 , RB , VRDN ( Royal Bank
of Canada LIQ ) , 3.67% , 05/07/25
(b) (c)
...... USD 6,400 $ 6,400,000
Gulf Coast Industrial Development Authority ,
Series 2012 , RB , VRDN , 2.45% , 05/01/25 .. 105,250 105,250,000
Harris County Cultural Education Facilities
Finance Corp. , Series 2024E , RB , VRDN ,
2.77% , 05/07/25 ................... 108,015 108,015,000
Lamar Consolidated Independent School
District, Tender Option Bond Trust Receipts/
Certificates , Series 2023-XF3163 , GO ,
VRDN ( Wells Fargo Bank NA LIQ ) ,
3.65% , 05/07/25
(b) (c)
................. 5,245 5,245,000
Port Arthur Navigation District , Series 2002C , RB ,
VRDN , 2.90% , 05/07/25 .............. 4,500 4,500,000
State of Texas , Series 2011C , GO , VRDN
( Federal Home Loan Bank SBPA ) ,
2.85% , 05/07/25 ................... 715 715,000
State of Texas , Series 2022 , GO , VRDN
( Sumitomo Mitsui Banking Corp. LOC ) ,
2.90% , 05/07/25 ................... 24,200 24,200,000
State of Texas , Series 2025B , GO , VRDN
( Federal Home Loan Bank SBPA ) ,
2.90% , 05/07/25 ................... 43,000 43,000,000
Tarrant County Cultural Education Facilities
Finance Corp. , Series 2008A , RB , VRDN ( TD
Bank NA LOC ) , 2.40% , 05/01/25 ........ 28,255 28,255,000
Tarrant County Cultural Education Facilities
Finance Corp. , Series 2008-B , RB , VRDN ( TD
Bank NA LOC ) , 2.50% , 05/01/25 ........ 28,800 28,800,000
Tarrant County Cultural Education Facilities
Finance Corp. , Series 2011C , RB , VRDN ( TD
Bank NA LOC ) , 2.10% , 05/01/25 ........ 16,165 16,165,000
Tarrant County Cultural Education Facilities
Finance Corp. , Series 2024A , RB , VRDN
( JPMorgan Chase Bank NA SBPA ) ,
2.10% , 05/01/25 ................... 6,150 6,150,000
Tarrant County Cultural Education Facilities
Finance Corp. , Series 2024C , RB , VRDN ,
2.75% , 05/07/25 ................... 45,000 45,000,000
Waller Independent School District, Tender
Option Bond Trust Receipts/Certificates ,
Series 2025-XG0596 , GO , VRDN ( Royal Bank
of Canada LIQ ) , 3.65% , 05/07/25
(b) (c)
...... 3,410 3,410,000
524,780,000
Utah — 0.9%
(a)
Utah County Hospital , Series 2018C , RB , VRDN
( TD Bank NA SBPA ) , 2.40% , 05/01/25 .... 9,500 9,500,000
Utah Water Finance Agency , Series B-2 , RB ,
VRDN ( JPMorgan Chase Bank NA SBPA ) ,
3.65% , 05/07/25 ................... 24,445 24,445,000
33,945,000
Vermont — 0.1%
Vermont Housing Finance Agency , Series
2019A , RB , VRDN ( TD Bank NA LIQ ) ,
3.72% , 05/07/25
(a)
.................. 3,380 3,380,000
Virginia — 1.6%
(a)
Hampton Roads Sanitation District , Series
2016B , RB , VRDN , 3.55% , 05/07/25 ...... 17,690 17,690,000
Hampton Roads Transport Accountant, Tender
Option Bond Trust Receipts/Certificates ,
Series 2018-XF0606 , RB , VRDN ( Bank of
America NA LIQ ) , 3.68% , 05/07/25
(b) (c)
..... 1,050 1,050,000
Security
Par (000)
Par (000) Value
Virginia (continued)
Loudoun County Economic Development
Authority , Series 2003A , RB , VRDN ,
3.28% , 05/07/25 ................... USD 7,745 $ 7,745,000
Loudoun County Economic Development
Authority , Series 2003B , RB , VRDN ,
3.28% , 05/07/25 ................... 24,125 24,125,000
Norfolk Economic Development Authority, Tender
Option Bond Trust Receipts/Certificates ,
Series 2022C-19 , RB , VRDN ( Royal Bank of
Canada LOC ) , 3.66% , 05/07/25
(b) (c)
....... 4,730 4,730,000
Norfolk Economic Development Authority, Tender
Option Bond Trust Receipts/Certificates ,
Series 2022-C-20 , RB , VRDN ( Royal Bank of
Canada LOC ) , 3.66% , 05/07/25
(b) (c)
....... 6,000 6,000,000
61,340,000
Washington — 0.1%
State of Washington, Tender Option Bond
Trust Receipts/Certificates , Series 2024-
CF7002 , RB , VRDN ( Citibank NA LIQ ) ,
3.64% , 05/07/25
(a) (b) (c)
................ 3,200 3,200,000
Wisconsin — 2.9%
(a)
Public Finance Authority , Series 2023B , RB ,
VRDN ( TD Bank NA LOC ) , 2.45% , 05/01/25 . 17,225 17,225,000
University of Wisconsin Hospitals & Clinics ,
Series 2018C , RB , VRDN ( BMO Harris Bank
NA SBPA ) , 2.50% , 05/01/25 ........... 36,350 36,350,000
University of Wisconsin Hospitals & Clinics ,
Series 2024C , RB , VRDN ( US Bank NA
SBPA ) , 2.50% , 05/01/25 .............. 37,175 37,175,000
Wisconsin Health & Educational Facilities
Authority , Series 2008B , RB , VRDN ( TD Bank
NA LOC ) , 2.50% , 05/01/25 ............ 15,165 15,165,000
Wisconsin Housing & Economic Development
Authority, Tender Option Bond Trust
Receipts/Certificates , Series 2024-XL0554 ,
RB , VRDN ( Royal Bank of Canada LIQ ) ,
3.65% , 05/07/25
(b) (c)
................. 7,500 7,500,000
113,415,000
Wyoming — 0.9%
Wyoming Community Development Authority ,
Series 2022-2 , RB , VRDN ( Barclays Bank plc
SBPA ) , 3.60% , 05/07/25
(a)
............. 36,980 36,980,000
Total Municipal Bonds — 92 .5%
(Cost: $ 3,608,690,000 ) ............................ 3,608,690,000
Closed-End Investment Companies
(a)(c)
New York — 1.1%
Nuveen New York AMT-Free Quality Municipal
Income Fund , Series 1 , VRDP , ( Societe
Generale LIQ ) , 3.67% , 5/7/2025 ......... 10,200 10,200,000
Nuveen New York AMT-Free Quality Municipal
Income Fund , Series 5 , VRDP , ( Toronto-
Dominion Bank LIQ ) , 3.69% , 5/7/2025 ..... 30,000 30,000,000
40,200,000

Schedule of Investments
(unaudited) (continued)
April 30, 2025
MuniCash
Schedules of Investments

(Percentages shown are based on Net Assets)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
Other — 3.6%
Nuveen AMT-Free Quality Municipal Income
Fund , Series 1 , VRDP , ( JPMorgan Chase
Bank NA LIQ ) , 3.69% , 5/7/2025 ......... USD 55,800 $ 55,800,000
Nuveen AMT-Free Quality Municipal Income
Fund , Series 4 , VRDP , ( Barclays Bank plc
LIQ ) , 3.70% , 5/7/2025 ............... 85,200 85,200,000
141,000,000
Total Closed-End Investment Companies — 4 .7%
(Cost: $ 181,200,000 ) .............................. 181,200,000
Total Investments — 97 .2%
(Cost: $ 3,789,890,000 )
(d)
........................... 3,789,890,000
Other Assets Less Liabilities — 2.8% .................... 109,565,799
Net Assets — 100.0% ...............................
$ 3,899,455,799
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Cost for U.S. federal income tax purposes.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Closed-End Investment Companies ............................ $ — $ 181,200,000 $ — $ 181,200,000
Municipal Bonds ......................................... — 3,608,690,000 — 3,608,690,000
$ — $ 3,789,890,000 $ — $ 3,789,890,000

Statements of Assets and Liabilities
(unaudited)
April 30, 2025
2025
BlackRock Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock
Liquid Federal
Trust Fund FedFund TempCash T-Fund
ASSETS
Investments, at value — unaffiliated
(a)
.......................................... $ 6,744,742,119 $ 84,551,451,914 $ 16,416,979,291 $ 50,730,124,477
Cash ............................................................... 262,394,230 8,350,535,604 660,662,518 5,917,496,212
Repurchase agreements, at value — unaffiliated
(b)
.................................. — 79,785,500,000 5,044,000,000 58,143,000,000
Receivables: – – – –
Capital shares sold ..................................................... 8,975,093 13,158,518 129,306,420 40,168,213
Interest — unaffiliated ................................................... 7,199,082 245,632,898 56,342,864 88,591,348
Prepaid e xpenses ....................................................... 570,403 95,482,247 699,340 36,610,608
Total a ssets ...........................................................
7,023,880,927 173,041,761,181 22,307,990,433 114,955,990,858
LIABILITIES
Payables: – – – –
Investments purchased .................................................. 449,849,088 3,920,149,142 5,550,000 2,282,570,872
Capital shares redeemed ................................................. 5,023,133 12,778,505 82,681,908 52,763,967
Custodian fees ........................................................ 26,144 289,454 49,469 201,857
Income dividend distributions .............................................. 17,206,957 397,493,079 65,157,149 250,342,764
Management fees ...................................................... 880,350 23,014,898 3,201,721 15,078,637
Trustees' and Officer's fees ............................................... 217 — 1,239 —
Professional fees ...................................................... 35,946 188,337 46,148 154,852
Registration fees ...................................................... — 2,208,141 — 1,276,627
Service and distribution fees ............................................... 372,267 97,744,860 — 36,960,925
Transfer agent fees .................................................... 41,144 — 38,850 285,967
Other accrued expenses ................................................. 62,237 76,117 28,839 51,263
Total li abilities ..........................................................
473,497,483 4,453,942,533 156,755,323 2,639,687,731
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 6,550,383,444 $ 168,587,818,648 $ 22,151,235,110 $ 112,316,303,127
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 6,548,964,231 $ 168,661,746,874 $ 22,151,547,325 $ 112,358,989,819
Accumulated earnings (loss) ................................................ 1,419,213 (73,928,226) (312,215) (42,686,692)
NET ASSETS ..........................................................
$ 6,550,383,444 $ 168,587,818,648 $ 22,151,235,110 $ 112,316,303,127
(a)
  Investments, at cost — unaffiliated ....................................... $ 6,744,742,119 $ 84,551,451,914 $ 16,416,247,597 $ 50,730,124,477
(b)
  Repurchase agreements, at cost — unaffiliated ............................... $ — $ 79,785,500,000 $ 5,044,000,000 $ 58,143,000,000

Statements of Assets and Liabilities
(unaudited) (continued)
April 30, 2025

Statements of Assets and Liabilities
BlackRock Liquid
Federal Trust
Fund FedFund TempCash T-Fund
NET ASSET VALUE
Institutional
Net assets .........................................................
$ 6,255,075,737 $ 146,123,989,850 $ 21,337,864,770 $ 102,362,071,852
Shares outstanding ...................................................
6,253,713,324 146,188,183,609 21,328,428,380 102,400,921,117
Net asset value .....................................................
$ 1.00 $ 1.00 $ 1.0004 $ 1.00
Shares authorized ...................................................
Unlimited Unlimited Unlimited Unlimited
Par value ......................................................... $ — $ — $ — $ —
Administration
Net assets .........................................................
$ 19,304,481 $ 7,466,240,398 $ — $ 5,406,820,877
Shares outstanding ...................................................
19,300,295 7,469,516,222 — 5,408,869,585
Net asset value .....................................................
$ 1.00 $ 1.00 $ — $ 1.00
Shares authorized ...................................................
Unlimited Unlimited — Unlimited
Par value ......................................................... $ — $ — $ — $ —
Bancroft Capital
Net assets .........................................................
$ — $ — $ — $ —
Shares outstanding ...................................................
— — — —
Net asset value .....................................................
$ — $ — $ — $ —
Shares authorized ...................................................
— — — —
Par value ......................................................... $ — $ — $ — $ —
Cabrera Capital Markets
Net assets .........................................................
$ — $ — $ — $ —
Shares outstanding ...................................................
— — — —
Net asset value .....................................................
$ — $ — $ — $ —
Shares authorized ...................................................
— — — —
Par value ......................................................... $ — $ — $ — $ —
Capital
Net assets .........................................................
$ — $ 317,876,598 $ 50,103 $ 352,897,805
Shares outstanding ...................................................
— 318,016,128 50,081 353,031,605
Net asset value .....................................................
$ — $ 1.00 $ 1.0004 $ 1.00
Shares authorized ...................................................
— Unlimited Unlimited Unlimited
Par value ......................................................... $ — $ — $ — $ —
Cash Management
Net assets .........................................................
$ 7,606,217 $ 662,654,795 $ — $ 989,813,229
Shares outstanding ...................................................
7,604,563 662,945,258 — 990,188,777
Net asset value .....................................................
$ 1.00 $ 1.00 $ — $ 1.00
Shares authorized ...................................................
Unlimited Unlimited — Unlimited
Par value ......................................................... $ — $ — $ — $ —
Cash Reserve
Net assets .........................................................
$ — $ 4,048,422,579 $ — $ 59,208,686
Shares outstanding ...................................................
— 4,050,203,460 — 59,231,204
Net asset value .....................................................
$ — $ 1.00 $ — $ 1.00
Shares authorized ...................................................
— Unlimited — Unlimited
Par value ......................................................... $ — $ — $ — $ —
Dollar
Net assets .........................................................
$ 13,766,852 $ 4,276,477,619 $ 21,415,861 $ 1,363,081,120
Shares outstanding ...................................................
13,763,856 4,278,356,508 21,404,379 1,363,598,003
Net asset value .....................................................
$ 1.00 $ 1.00 $ 1.0005 $ 1.00
Shares authorized ...................................................
Unlimited Unlimited Unlimited Unlimited
Par value ......................................................... $ — $ — $ — $ —
Great Pacific
Net assets .........................................................
$ — $ 51,627 $ 791,867,881 $ —
Shares outstanding ...................................................
— 51,649 791,581,915 —
Net asset value .....................................................
$ — $ 1.00 $ 1.0004 $ —
Shares authorized ...................................................
— Unlimited Unlimited —
Par value ......................................................... $ — $ — $ — $ —

Statements of Assets and Liabilities
(unaudited) (continued)
April 30, 2025
2025
BlackRock Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock Liquid
Federal Trust
Fund FedFund TempCash T-Fund
Mischler Financial Group
Net assets .........................................................
$ 23,467,411 $ 1,494,968,191 $ — $ —
Shares outstanding ...................................................
23,462,312 1,495,620,787 — —
Net asset value .....................................................
$ 1.00 $ 1.00 $ — $ —
Shares authorized ...................................................
Unlimited Unlimited — —
Par value ......................................................... $ — $ — $ — $ —
Penserra
Net assets .........................................................
$ — $ 14,111,652 $ — $ —
Shares outstanding ...................................................
— 14,117,852 — —
Net asset value .....................................................
$ — $ 1.00 $ — $ —
Shares authorized ...................................................
— Unlimited — —
Par value ......................................................... $ — $ — $ — $ —
Premier
Net assets .........................................................
$ — $ 3,633,425,974 $ 36,495 $ 1,758,561,930
Shares outstanding ...................................................
— 3,635,024,281 36,478 1,759,238,077
Net asset value .....................................................
$ — $ 1.00 $ 1.0005 $ 1.00
Shares authorized ...................................................
— Unlimited Unlimited Unlimited
Par value ......................................................... $ — $ — $ — $ —
Private Client
Net assets .........................................................
$ — $ 164,205 $ — $ —
Shares outstanding ...................................................
— 164,277 — —
Net asset value .....................................................
$ — $ 1.00 $ — $ —
Shares authorized ...................................................
— Unlimited — —
Par value ......................................................... $ — $ — $ — $ —
Select
Net assets .........................................................
$ — $ 403,727,120 $ — $ 23,847,628
Shares outstanding ...................................................
— 403,904,174 — 23,856,699
Net asset value .....................................................
$ — $ 1.00 $ — $ 1.00
Shares authorized ...................................................
— Unlimited — Unlimited
Par value ......................................................... $ — $ — $ — $ —
Stern Brothers
Net assets .........................................................
$ 200,101,180 $ 13,059,001 $ — $ —
Shares outstanding ...................................................
200,057,530 13,064,282 — —
Net asset value .....................................................
$ 1.00 $ 1.00 $ — $ —
Shares authorized ...................................................
Unlimited Unlimited — —
Par value ......................................................... $ — $ — $ — $ —
Tigress
Net assets .........................................................
$ 31,061,566 $ 69,041,648 $ — $ —
Shares outstanding ...................................................
31,054,790 69,071,828 — —
Net asset value .....................................................
$ 1.00 $ 1.00 $ — $ —
Shares authorized ...................................................
Unlimited Unlimited — —
Par value ......................................................... $ — $ — $ — $ —
WestCap
Net assets .........................................................
$ — $ 63,607,391 $ — $ —
Shares outstanding ...................................................
— 63,635,236 — —
Net asset value .....................................................
$ — $ 1.00 $ — $ —
Shares authorized ...................................................
— Unlimited — —
Par value ......................................................... $ — $ — $ — $ —

Statements of Assets and Liabilities
(unaudited) (continued)
April 30, 2025

Statements of Assets and Liabilities
See notes to financial statements.
Treasury Trust
Fund MuniCash
ASSETS
Investments, at value — unaffiliated
(a)
......................................................................... $ 159,839,913,635 $ 3,789,890,000
Cash .............................................................................................. 5,563,467,734 —
Receivables: – –
Investment s sold ..................................................................................... — 93,500,000
Capital shares sold .................................................................................... 7,656,830 16,745,779
Interest — unaffiliated .................................................................................. 7,588,801 15,503,756
Prepaid e xpenses ...................................................................................... 14,978,314 169,146
Total a ssets ..........................................................................................
165,433,605,314 3,915,808,681
LIABILITIES
Bank overdraft ......................................................................................... — 144,516
Payables: – –
Investments purchased ................................................................................. 15,360,963,318 3,415,000
Capital shares redeemed ................................................................................ 1,038,266 5,854,106
Custodian fees ....................................................................................... 393,181 5,559
Income dividend distributions ............................................................................. 391,235,977 6,256,815
Management fees ..................................................................................... 20,751,769 574,409
Trustees' and Officer's fees .............................................................................. — 2,156
Professional fees ..................................................................................... 92,622 34,966
Registration fees ..................................................................................... 2,097,297 —
Service and distribution fees .............................................................................. 15,364,492 19,406
Transfer agent fees ................................................................................... 294,214 10,444
Other accrued expenses ................................................................................ 687,374 35,505
Total li abilities .........................................................................................
15,792,918,510 16,352,882
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 149,640,686,804 $ 3,899,455,799
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 149,637,189,481 $ 3,899,454,719
Accumulated earnings ................................................................................... 3,497,323 1,080
NET ASSETS .........................................................................................
$ 149,640,686,804 $ 3,899,455,799
(a)
  Investments, at cost — unaffiliated ................................................................... $ 159,839,913,635 $ 3,789,890,000

Statements of Assets and Liabilities
(unaudited) (continued)
April 30, 2025
2025
BlackRock Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
Treasury Trust
Fund MuniCash
NET ASSET VALUE
Institutional
Net assets .........................................................................................
$ 142,985,571,005 $ 3,899,455,799
Shares outstanding ...................................................................................
142,982,222,602 3,899,109,490
Net asset value .....................................................................................
$ 1.00 $ 1.0001
Shares authorized ...................................................................................
Unlimited Unlimited
Par value ......................................................................................... $ — $ —
Administration
Net assets .........................................................................................
$ 952,411,533 $ —
Shares outstanding ...................................................................................
952,387,906 —
Net asset value .....................................................................................
$ 1.00 $ —
Shares authorized ...................................................................................
Unlimited —
Par value ......................................................................................... $ — $ —
Capital
Net assets .........................................................................................
$ 1,507,822,741 $ —
Shares outstanding ...................................................................................
1,507,787,124 —
Net asset value .....................................................................................
$ 1.00 $ —
Shares authorized ...................................................................................
Unlimited —
Par value ......................................................................................... $ — $ —
Cash Management
Net assets .........................................................................................
$ 4,407,097 $ —
Shares outstanding ...................................................................................
4,406,969 —
Net asset value .....................................................................................
$ 1.00 $ —
Shares authorized ...................................................................................
Unlimited —
Par value ......................................................................................... $ — $ —
Cash Reserve
Net assets .........................................................................................
$ 90,046,277 $ —
Shares outstanding ...................................................................................
90,043,959 —
Net asset value .....................................................................................
$ 1.00 $ —
Shares authorized ...................................................................................
Unlimited —
Par value ......................................................................................... $ — $ —
Dollar
Net assets .........................................................................................
$ 3,814,545,653 $ —
Shares outstanding ...................................................................................
3,814,465,086 —
Net asset value .....................................................................................
$ 1.00 $ —
Shares authorized ...................................................................................
Unlimited —
Par value ......................................................................................... $ — $ —
Select
Net assets .........................................................................................
$ 285,882,498 $ —
Shares outstanding ...................................................................................
285,875,835 —
Net asset value .....................................................................................
$ 1.00 $ —
Shares authorized ...................................................................................
Unlimited —
Par value ......................................................................................... $ — $ —

Statements of Operations
(unaudited)

Six Months Ended April 30, 2025

Statements of Operations
BlackRock Liquid
Federal Trust
Fund FedFund TempCash T-Fund
INVESTMENT INCOME – – – –
Interest — unaffiliated ............................................. $ 142,350,180 $ 3,902,960,024 $ 502,840,803 $ 2,450,269,185
Total investment income .............................................
142,350,180 3,902,960,024 502,840,803 2,450,269,185
EXPENSES
Management ................................................... 6,512,460 157,236,752 21,582,006 99,161,088
Registration ................................................... 121,001 612,665 128,516 329,827
Transfer agent .................................................. 64,241 920,638 110,367 385,034
Service and distribution — class specific ................................ 48,812 21,230,276 17,555 7,096,042
Professional ................................................... 48,494 301,251 72,319 210,644
Printing and postage ............................................. 30,259 62,751 24,652 35,007
Trustees and Officer .............................................. 28,923 178,271 83,882 159,905
Custodian ..................................................... 10,493 177,343 54,609 96,581
Transfer agent — class specific ...................................... 7 103 308 —
Miscellaneous .................................................. 58,350 407,480 85,078 295,380
Total expenses ...................................................
6,923,040 181,127,530 22,159,292 107,769,508
Less: – – – –
Fees waived and/or reimbursed by the Manager ........................... (1,444,552) (12,514,195) (2,585,884) (7,959,000)
Service and distribution fees waived and/or reimbursed — class specific ........... — (42,844) — (2,054)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ...... (5) (79) (183) —
Total ex penses after fees waived and/or reimbursed ..........................
5,478,483 168,570,412 19,573,225 99,808,454
Net investment income ..............................................
136,871,697 3,734,389,612 483,267,578 2,350,460,731
REALIZED AND UNREALIZED GAIN (LOSS) $ 469,384 $ 4,183,163 $ (3,085,569) $ 2,745,988
Net realized gain from investments ................................... 469,384 4,183,163 18,676 2,745,988
Net change in unrealized depreciation on investments .......................
— — (3,104,245) —
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............
$ 137,341,081 $ 3,738,572,775 $ 480,182,009 $ 2,353,206,719
See notes to financial statements.

Statements of Operations
(unaudited) (continued)
Six Months Ended April 30, 2025
2025
BlackRock Semi-Annual Financial Statements and Additional Information

Treasury Trust
Fund MuniCash
INVESTMENT INCOME – –
Interest — unaffiliated ............................................................................... $ 3,313,125,986 $ 54,080,965
Total investment income ...............................................................................
3,313,125,986 54,080,965
EXPENSES
Management ..................................................................................... 135,316,164 5,411,445
Service and distribution — class specific .................................................................. 6,642,946 —
Transfer agent .................................................................................... 676,792 14,246
Professional ..................................................................................... 228,665 46,999
Registration ..................................................................................... 201,504 61,520
Trustees and Officer ................................................................................ 165,089 17,098
Custodian ....................................................................................... 136,223 13,984
Printing and postage ............................................................................... 38,757 13,874
Miscellaneous .................................................................................... 238,254 24,327
Total expenses excluding interest expense ...................................................................
143,644,394 5,603,493
Interest expense .................................................................................. — 39,884
Total expenses .....................................................................................
143,644,394 5,643,377
Less: – –
Fees waived and/or reimbursed by the Manager ............................................................. (10,325,483) (1,675,216)
Service and distribution fees waived and/or reimbursed — class specific ............................................. (24,064) —
Total ex penses after fees waived and/or reimbursed ............................................................
133,294,847 3,968,161
Net investment income ................................................................................
3,179,831,139 50,112,804
REALIZED AND UNREALIZED GAIN (LOSS) $ 11,340,792 $ 1,080
Net realized gain from investments ..................................................................... 11,340,792 1,080
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................................................
$ 3,191,171,931 $ 50,113,884
See notes to financial statements.

Statements of Changes in Net Assets

Statements of Changes in Net Assets
See notes to financial statements.
BlackRock Liquid Federal Trust Fund FedFund
Six Months Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Six Months Ended
04/30/25
(unaudited)
Year Ended
10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 136,871,697 $ 295,948,960 $ 3,734,389,612 $ 7,882,292,162
Net realized gain ................................................ 469,384 1,095,224 4,183,163 7,144,533
Net increase in net assets resulting from operations ...........................
137,341,081 297,044,184 3,738,572,775 7,889,436,695
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ................................................... (134,324,241) (290,783,861) (3,234,483,528) (6,730,691,875)
Administration ................................................. (619,393) (1,560,845) (160,787,867) (399,697,933)
Bancroft Capital ................................................ — (1,994) — —
Cabrera Capital Markets .......................................... — (1,970) — —
Capital ...................................................... — — (6,391,468) (6,622,512)
Cash Management .............................................. (142,169) (411,123) (12,315,885) (30,287,836)
Cash Reserve ................................................. — — (84,048,761) (189,929,180)
Dollar ....................................................... (249,647) (615,807) (88,156,736) (198,757,655)
Great Pacific .................................................. — (2,203) (1,095) (554)
Mischler Financial Group .......................................... (786,283) (1,205,224) (55,083,622) (115,894,747)
Penserra ..................................................... — (22,246) (50,318) (1,108)
Premier ...................................................... — — (81,201,054) (181,769,104)
Private Client .................................................. — — (3,080) (9,745)
Select ....................................................... — — (7,449,485) (14,628,487)
Stern Brothers ................................................. (207,357) (2,823) (2,413,390) (3,201,468)
Tigress ...................................................... (551,222) (1,344,862) (1,620,990) (6,523,018)
WestCap ..................................................... — — (1,593,746) (5,110,026)
Decrease in net assets resulting from distributions to shareholders .................
(136,880,312) (295,952,958) (3,735,601,025) (7,883,125,248)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
1,064,918,960 (565,083,289) (8,923,762,521) 33,061,051,715
NET ASSETS
Total increase (decrease) in net assets ................................... 1,065,379,729 (563,992,063) (8,920,790,771) 33,067,363,162
Beginning of period ................................................
5,485,003,715 6,048,995,778 177,508,609,419 144,441,246,257
End of period ....................................................
$ 6,550,383,444 $ 5,485,003,715 $ 168,587,818,648 $ 177,508,609,419
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
TempCash T-Fund
Six Months Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Six Months Ended
04/30/25
(unaudited)
Year Ended
10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 483,267,578 $ 866,328,318 $ 2,350,460,731 $ 5,295,191,487
Net realized gain ................................................ 18,676 35,573 2,745,988 5,228,490
Net change in unrealized appreciation (depreciation) ........................ (3,104,245) 3,445,466 — —
Net increase in net assets resulting from operations ...........................
480,182,009 869,809,357 2,353,206,719 5,300,419,977
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ................................................... (465,217,941) (837,058,306) (2,155,539,814) (4,884,917,923)
Administration ................................................. — — (107,462,284) (222,953,309)
Capital ...................................................... (101) — (6,830,691) (11,892,280)
Cash Management .............................................. — — (19,577,081) (37,741,814)
Cash Reserve ................................................. — — (1,188,859) (3,244,188)
Dollar ....................................................... (793,193) (1,050,393) (27,676,327) (59,269,781)
Great Pacific .................................................. (17,255,538) (28,217,684) — —
Premier ...................................................... (805) (1,935) (32,672,606) (74,987,360)
Select ....................................................... — — (357,372) (1,102,093)
Decrease in net assets resulting from distributions to shareholders .................
(483,267,578) (866,328,318) (2,351,305,034) (5,296,108,748)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
1,297,839,490 7,297,402,374 1,990,501,898 14,710,788,263
NET ASSETS
Total increase in net assets ........................................... 1,294,753,921 7,300,883,413 1,992,403,583 14,715,099,492
Beginning of period ................................................
20,856,481,189 13,555,597,776 110,323,899,544 95,608,800,052
End of period ....................................................
$ 22,151,235,110 $ 20,856,481,189 $ 112,316,303,127 $ 110,323,899,544
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)

Statements of Changes in Net Assets
See notes to financial statements.
Treasury Trust Fund MuniCash
Six Months Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Six Months Ended
04/30/25
(unaudited)
Year Ended
10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 3,179,831,139 $ 5,960,740,234 $ 50,112,804 $ 104,371,674
Net realized gain ................................................ 11,340,792 14,784,690 1,080 113,930
Net change in unrealized appreciation (depreciation) ........................ — — — 162,042
Net increase in net assets resulting from operations ...........................
3,191,171,931 5,975,524,924 50,113,884 104,647,646
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ................................................... (3,073,073,317) (5,758,661,642) (50,112,804) (104,328,401)
Administration ................................................. (16,741,199) (27,602,502) — —
Capital ...................................................... (29,856,446) (37,202,009) — —
Cash Management .............................................. (115,121) (404,861) — —
Cash Reserve ................................................. (2,154,870) (7,189,521) — —
Dollar ....................................................... (78,079,324) (131,015,210) — (51,200)
Select ....................................................... (4,180,855) (9,658,402) — —
Decrease in net assets resulting from distributions to shareholders .................
(3,204,201,132) (5,971,734,147) (50,112,804) (104,379,601)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
20,508,914,875 28,308,659,158 (95,456,477) (547,785,910)
NET ASSETS
Total increase (decrease) in net assets ................................... 20,495,885,674 28,312,449,935 (95,455,397) (547,517,865)
Beginning of period ................................................
129,144,801,130 100,832,351,195 3,994,911,196 4,542,429,061
End of period ....................................................
$ 149,640,686,804 $ 129,144,801,130 $ 3,899,455,799 $ 3,994,911,196
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

BlackRock Liquid Federal Trust Fund
Institutional
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of period ............ $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................
0 .0213  0 .0516  0 .0456  0 .0077  0 .0000
(a)
0 .0051
Net realized and unrealized gain (loss) ...........
0 .0000
(a)
( 0 .0001 )
(b)
0 .0000
(a)
0 .0007
(b)
0 .0001  0 .0014
Net increase from investment operations ........... 0.0213  0.0515  0.0456  0.0084  0.0001  0.0065
Distributions
(c)
– – – – – –
From net investment income ................. ( 0 .0213 ) ( 0 .0515 ) ( 0 .0456 ) ( 0 .0084 ) ( 0 .0000 )
(d)
( 0 .0064 )
From net realized gain ...................... —  ( 0 .0000 )
(d)
—  ( 0 .0000 )
(d)
( 0 .0001 ) ( 0 .0001 )
Total distributions ........................... (0.0213) (0.0515) (0.0456) (0.0084) (0.0001) (0.0065)
Net asset value, end of period ................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ..................... 2.15%
(f)
5.28% 4.66% 0.85% 0.02% 0.65%
Ratios to Average Net Assets
Total expen ses ............................
0.22%
(g)
0.22% 0.23% 0.22% 0.23% 0.23%
Total expenses after fees waived and/or reimbursed ...
0.17%
(g)
0.17% 0.17% 0.13% 0.09% 0.17%
Net investment income ......................
4.29%
(g)
5.16% 4.56% 0.77% 0.00%
(h)
0.51%
Supplemental Data
Net assets, end of period (000) ................. $ 6,255,076  $ 5,358,073  $ 5,944,451  $ 5,117,999  $ 4,912,973  $ 4,488,126
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
(h)
Amount is less than 0.005%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Liquid Federal Trust Fund
Administration
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of period ........... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ....................
0 .0209  0 .0503  0 .0452  0 .0043  0 .0000
(a)
0 .0051
Net realized and unrealized gain (loss) ..........
( 0 .0001 )
(b)
0 .0002  ( 0 .0006 )
(b)
0 .0035
(b)
0 .0001  0 .0006
Net increase from investment operations .......... 0.0208  0.0505  0.0446  0.0078  0.0001  0.0057
Distributions
(c)
– – – – – –
From net investment income ................ ( 0 .0208 ) ( 0 .0505 ) ( 0 .0446 ) ( 0 .0078 ) ( 0 .0000 )
(d)
( 0 .0056 )
From net realized gain ..................... —  ( 0 .0000 )
(d)
—  ( 0 .0000 )
(d)
( 0 .0001 ) ( 0 .0001 )
Total distributions .......................... (0.0208) (0.0505) (0.0446) (0.0078) (0.0001) (0.0057)
Net asset value, end of period ................ $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value .................... 2.10%
(f)
5.17% 4.55% 0.78% 0.02% 0.57%
Ratios to Average Net Assets
Total expen ses ...........................
0.32%
(g)
0.32% 0.33% 0.32% 0.33% 0.33%
Total expenses after fees waived and/or reimbursed ..
0.27%
(g)
0.27% 0.27% 0.15% 0.08% 0.24%
Net investment income .....................
4.22%
(g)
5.03% 4.52% 0.43% 0.00%
(h)
0.51%
Supplemental Data
Net assets, end of period (000) ................ $ 19,304  $ 49,572  $ 31,594  $ 24,112  $ 87,091  $ 78,219
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
(h)
Amount is less than 0.005%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

BlackRock Liquid Federal Trust Fund
Cash Management
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of period ............ $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................
0 .0188  0 .0466  0 .0399  0 .0051  0 .0000
(a)
0 .0022
Net realized and unrealized gain (loss) ...........
0 .0000
(a)
( 0 .0001 )
(b)
0 .0007  0 .0006
(b)
0 .0001  0 .0016
Net increase from investment operations ........... 0.0188  0.0465  0.0406  0.0057  0.0001  0.0038
Distributions
(c)
– – – – – –
From net investment income ................. ( 0 .0188 ) ( 0 .0465 ) ( 0 .0406 ) ( 0 .0057 ) ( 0 .0000 )
(d)
( 0 .0037 )
From net realized gain ...................... —  ( 0 .0000 )
(d)
—  ( 0 .0000 )
(d)
( 0 .0001 ) ( 0 .0001 )
Total distributions ........................... (0.0188) (0.0465) (0.0406) (0.0057) (0.0001) (0.0038)
Net asset value, end of period ................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ..................... 1.89%
(f)
4.76% 4.14% 0.57% 0.02% 0.38%
Ratios to Average Net Assets
Total expen ses ............................
0.72%
(g)
0.72% 0.73% 0.72% 0.73% 0.73%
Total expenses after fees waived and/or reimbursed ...
0.67%
(g)
0.67% 0.67% 0.39% 0.08% 0.36%
Net investment income ......................
3.79%
(g)
4.66% 3.99% 0.51% 0.00%
(h)
0.22%
Supplemental Data
Net assets, end of period (000) ................. $ 7,606  $ 7,577  $ 9,810  $ 14,435  $ 10,191  $ 10,809
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
(h)
Amount is less than 0.005%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Liquid Federal Trust Fund
Dollar
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of period ........... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ....................
0 .0201  0 .0492  0 .0446  0 .0084  0 .0000
(a)
0 .0032
Net realized and unrealized gain (loss) ..........
( 0 .0001 )
(b)
( 0 .0001 )
(b)
( 0 .0015 )
(b)
( 0 .0015 ) 0 .0001  0 .0018
Net increase from investment operations .......... 0.0200  0.0491  0.0431  0.0069  0.0001  0.0050
Distributions
(c)
– – – – – –
From net investment income ................ ( 0 .0200 ) ( 0 .0491 ) ( 0 .0431 ) ( 0 .0069 ) ( 0 .0000 )
(d)
( 0 .0049 )
From net realized gain ..................... —  ( 0 .0000 )
(d)
—  ( 0 .0000 )
(d)
( 0 .0001 ) ( 0 .0001 )
Total distributions .......................... (0.0200) (0.0491) (0.0431) (0.0069) (0.0001) (0.0050)
Net asset value, end of period ................ $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value .................... 2.02%
(f)
5.02% 4.40% 0.70% 0.02% 0.49%
Ratios to Average Net Assets
Total expen ses ...........................
0.46%
(g)
0.47% 0.48% 0.47% 0.48% 0.48%
Total expenses after fees waived and/or reimbursed ..
0.42%
(g)
0.42% 0.42% 0.29% 0.09% 0.29%
Net investment income .....................
4.04%
(g)
4.92% 4.46% 0.84% 0.00%
(h)
0.32%
Supplemental Data
Net assets, end of period (000) ................ $ 13,767  $ 14,422  $ 23,416  $ 15,765  $ 10,977  $ 30,848
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
(h)
Amount is less than 0.005%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

BlackRock Liquid Federal Trust Fund
Mischler Financial Group
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Year Ended
10/31/23
Period from
11/01/21
(a)
to 10/31/22
Net asset value, beginning of period ......................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ..................................................
0 .0212  0 .0508  0 .0482  0 .0089
Net realized and unrealized gain (loss) ........................................
0 .0001  0 .0007  ( 0 .0026 )
(b)
( 0 .0005 )
Net increase from investment operations ........................................ 0.0213  0.0515  0.0456  0.0084
Distributions
(c)
– – – –
From net investment income .............................................. ( 0 .0213 ) ( 0 .0515 ) ( 0 .0456 ) ( 0 .0084 )
From net realized gain ................................................... —  ( 0 .0000 )
(d)
—  ( 0 .0000 )
(d)
Total distributions ........................................................ (0.0213) (0.0515) (0.0456) (0.0084)
Net asset value, end of period .............................................. $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value .................................................. 2.15%
(f)
5.28% 4.66% 0.85%
(f)
Ratios to Average Net Assets
Total expen ses .........................................................
0.22%
(g)
0.22% 0.23% 0.22%
(g)
Total expenses after fees waived and/or reimbursed ................................
0.17%
(g)
0.17% 0.17% 0.17%
(g)
Net investment income ...................................................
4.28%
(g)
5.08% 4.82% 0.89%
(g)
Supplemental Data
Net assets, end of period (000) .............................................. $ 23,467  $ 30,050  $ 10,519  $ 5,120
(a)
Commencement of operations.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Liquid Federal Trust Fund
Stern Brothers
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Year Ended
10/31/23
Period from
08/01/22
(a)
to 10/31/22
Net asset value, beginning of period .......................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ...................................................
0 .0207  0 .0515  0 .0443  0 .0058
Net realized and unrealized gain (loss) .........................................
0 .0006  0 .0000
(b)
0 .0013  ( 0 .0000 )
(c)
Net increase from investment operations ......................................... 0.0213  0.0515  0.0456  0.0058
Distributions
(d)
– – – –
From net investment income ............................................... ( 0 .0213 ) ( 0 .0515 ) ( 0 .0456 ) ( 0 .0058 )
From net realized gain .................................................... —  ( 0 .0000 )
(c)
—  —
Total distributions ......................................................... (0.0213) (0.0515) (0.0456) (0.0058)
Net asset value, end of period ............................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ................................................... 2.15%
(f)
5.28% 4.66% 0.58%
(f)
Ratios to Average Net Assets
Total expen ses ..........................................................
0.21%
(g)
0.22% 0.23% 0.23%
(g)
Total expenses after fees waived and/or reimbursed .................................
0.17%
(g)
0.17% 0.17% 0.17%
(g)
Net investment income ....................................................
4.18%
(g)
5.15% 4.43% 2.31%
(g)
Supplemental Data
Net assets, end of period (000) ............................................... $ 200,101  $ 56  $ 53  $ 50
(a)
Commencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
Amount is greater than $(0.00005) per share.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

BlackRock Liquid Federal Trust Fund
Tigress
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Year Ended
10/31/23
Period from
09/30/22
(a)
to 10/31/22
Net asset value, beginning of period ......................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ..................................................
0 .0213  0 .0516  0 .0488  0 .0026
Net realized and unrealized gain (loss) ........................................
0 .0000
(b)
( 0 .0001 )
(c)
( 0 .0032 )
(c)
( 0 .0004 )
Net increase from investment operations ........................................ 0.0213  0.0515  0.0456  0.0022
Distributions
(d)
– – – –
From net investment income .............................................. ( 0 .0213 ) ( 0 .0515 ) ( 0 .0456 ) ( 0 .0022 )
From net realized gain ................................................... —  ( 0 .0000 )
(e)
—  —
Total distributions ........................................................ (0.0213) (0.0515) (0.0456) (0.0022)
Net asset value, end of period .............................................. $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(f)
Based on net asset value .................................................. 2.15%
(g)
5.28% 4.66% 0.22%
(g)
Ratios to Average Net Assets
Total expen ses .........................................................
0.22%
(h)
0.22% 0.23% 0.25%
(h)
Total expenses after fees waived and/or reimbursed ................................
0.17%
(h)
0.17% 0.17% 0.17%
(h)
Net investment income ...................................................
4.29%
(h)
5.16% 4.88% 2.91%
(h)
Supplemental Data
Net assets, end of period (000) .............................................. $ 31,062  $ 25,254  $ 28,193  $ 3,051
(a)
Commencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Amount is greater than $(0.00005) per share.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
FedFund
Institutional
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of period ............ $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................
0 .0215  0 .0516  0 .0468  0 .0084  0 .0002  0 .0054
Net realized and unrealized gain (loss) ...........
( 0 .0000 )
(a) (b)
0 .0001  ( 0 .0005 ) 0 .0006
(b)
0 .0001  0 .0010
Net increase from investment operations ........... 0.0215  0.0517  0.0463  0.0090  0.0003  0.0064
Distributions
(c)
– – – – – –
From net investment income ................. ( 0 .0215 ) ( 0 .0517 ) ( 0 .0463 ) ( 0 .0090 ) ( 0 .0002 ) ( 0 .0063 )
From net realized gain ...................... —  ( 0 .0000 )
(a)
—  ( 0 .0000 )
(a)
( 0 .0001 ) ( 0 .0001 )
Total distributions ........................... (0.0215) (0.0517) (0.0463) (0.0090) (0.0003) (0.0064)
Net asset value, end of period ................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
Based on net asset value ..................... 2.17%
(e)
5.29% 4.73% 0.90% 0.03% 0.64%
Ratios to Average Net Assets
Total expen ses ............................
0.18%
(f)
0.18% 0.19% 0.19% 0.19% 0.19%
Total expenses after fees waived and/or reimbursed ...
0.17%
(f)
0.17% 0.17% 0.13% 0.08% 0.17%
Net investment income ......................
4.33%
(f)
5.16% 4.68% 0.84% 0.02% 0.54%
Supplemental Data
Net assets, end of period (000) ................. $ 146,123,990  $ 152,727,713  $ 122,363,197  $ 111,196,831  $ 127,458,227  $ 141,084,816
(a)
Amount is greater than $(0.00005) per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

FedFund
Administration
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of period ............ $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................
0 .0210  0 .0507  0 .0431  0 .0116  0 .0002  0 .0054
Net realized and unrealized gain (loss) ...........
( 0 .0000 )
(a) (b)
0 .0000
(c)
0 .0022
(b)
( 0 .0032 ) 0 .0001  0 .0002
Net increase from investment operations ........... 0.0210  0.0507  0.0453  0.0084  0.0003  0.0056
Distributions
(d)
– – – – – –
From net investment income ................. ( 0 .0210 ) ( 0 .0507 ) ( 0 .0453 ) ( 0 .0084 ) ( 0 .0002 ) ( 0 .0055 )
From net realized gain ...................... —  ( 0 .0000 )
(a)
—  ( 0 .0000 )
(a)
( 0 .0001 ) ( 0 .0001 )
Total distributions ........................... (0.0210) (0.0507) (0.0453) (0.0084) (0.0003) (0.0056)
Net asset value, end of period ................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ..................... 2.12%
(f)
5.19% 4.63% 0.84% 0.03% 0.56%
Ratios to Average Net Assets
Total expen ses ............................
0.28%
(g)
0.28% 0.29% 0.29% 0.29% 0.29%
Total expenses after fees waived and/or reimbursed ...
0.27%
(g)
0.27% 0.27% 0.25% 0.08% 0.24%
Net investment income ......................
4.23%
(g)
5.07% 4.31% 1.16% 0.02% 0.54%
Supplemental Data
Net assets, end of period (000) ................. $ 7,466,240  $ 7,725,784  $ 7,965,006  $ 22,812,396  $ 3,021,092  $ 2,977,997
(a)
Amount is greater than $(0.00005) per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Amount is less than $0.00005 per share.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
FedFund
Capital
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of period ............. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ......................
0 .0212  0 .0506  0 .0448  0 .0003  0 .0002  0 .0051
Net realized and unrealized gain ................
0 .0000
(a)
0 .0006  0 .0012
(b)
0 .0085
(b)
0 .0001  0 .0009
Net increase from investment operations ............ 0.0212  0.0512  0.0460  0.0088  0.0003  0.0060
Distributions
(c)
– – – – – –
From net investment income .................. ( 0 .0212 ) ( 0 .0512 ) ( 0 .0460 ) ( 0 .0088 ) ( 0 .0002 ) ( 0 .0059 )
From net realized gain ....................... —  ( 0 .0000 )
(d)
—  ( 0 .0000 )
(d)
( 0 .0001 ) ( 0 .0001 )
Total distributions ............................ (0.0212) (0.0512) (0.0460) (0.0088) (0.0003) (0.0060)
Net asset value, end of period .................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ...................... 2.14%
(f)
5.25% 4.70% 0.88% 0.03% 0.60%
Ratios to Average Net Assets
Total expen ses .............................
0.23%
(g)
0.23% 0.24% 0.24% 0.24% 0.24%
Total expenses after fees waived and/or reimbursed ....
0.22%
(g)
0.22% 0.21% 0.07% 0.07% 0.21%
Net investment income .......................
4.27%
(g)
5.06% 4.48% 0.03% 0.02% 0.51%
Supplemental Data
Net assets, end of period (000) .................. $ 317,877  $ 277,306  $ 2,588  $ 1,252  $ 25,722,827  $ 11,247,218
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

FedFund
Cash Management
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of period ............ $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................
0 .0190  0 .0467  0 .0412  0 .0062  0 .0002  0 .0035
Net realized and unrealized gain (loss) ...........
( 0 .0000 )
(a) (b)
0 .0000
(c)
0 .0001
(b)
( 0 .0000 )
(a)
0 .0001  0 .0003
Net increase from investment operations ........... 0.0190  0.0467  0.0413  0.0062  0.0003  0.0038
Distributions
(d)
– – – – – –
From net investment income ................. ( 0 .0190 ) ( 0 .0467 ) ( 0 .0413 ) ( 0 .0062 ) ( 0 .0002 ) ( 0 .0037 )
From net realized gain ...................... —  ( 0 .0000 )
(a)
—  ( 0 .0000 )
(a)
( 0 .0001 ) ( 0 .0001 )
Total distributions ........................... (0.0190) (0.0467) (0.0413) (0.0062) (0.0003) (0.0038)
Net asset value, end of period ................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ..................... 1.92%
(f)
4.77% 4.21% 0.62% 0.03% 0.38%
Ratios to Average Net Assets
Total expen ses ............................
0.68%
(g)
0.68% 0.69% 0.69% 0.69% 0.69%
Total expenses after fees waived and/or reimbursed ...
0.67%
(g)
0.67% 0.67% 0.42% 0.08% 0.42%
Net investment income ......................
3.84%
(g)
4.67% 4.12% 0.62% 0.02% 0.35%
Supplemental Data
Net assets, end of period (000) ................. $ 662,655  $ 658,764  $ 718,126  $ 695,591  $ 590,584  $ 440,893
(a)
Amount is greater than $(0.00005) per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Amount is less than $0.00005 per share.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
FedFund
Cash Reserve
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of period ............. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ......................
0 .0195  0 .0477  0 .0418  0 .0063  0 .0002  0 .0040
Net realized and unrealized gain (loss) ............
( 0 .0000 )
(a) (b)
0 .0000
(c)
0 .0005
(b)
0 .0004
(b)
0 .0001  0 .0002
Net increase from investment operations ............ 0.0195  0.0477  0.0423  0.0067  0.0003  0.0042
Distributions
(d)
– – – – – –
From net investment income .................. ( 0 .0195 ) ( 0 .0477 ) ( 0 .0423 ) ( 0 .0067 ) ( 0 .0002 ) ( 0 .0041 )
From net realized gain ....................... —  ( 0 .0000 )
(a)
—  ( 0 .0000 )
(a)
( 0 .0001 ) ( 0 .0001 )
Total distributions ............................ (0.0195) (0.0477) (0.0423) (0.0067) (0.0003) (0.0042)
Net asset value, end of period .................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ...................... 1.97%
(f)
4.87% 4.32% 0.67% 0.03% 0.42%
Ratios to Average Net Assets
Total expen ses .............................
0.58%
(g)
0.58% 0.59% 0.59% 0.59% 0.59%
Total expenses after fees waived and/or reimbursed ....
0.57%
(g)
0.57% 0.57% 0.35% 0.08% 0.39%
Net investment income .......................
3.93%
(g)
4.77% 4.18% 0.63% 0.02% 0.40%
Supplemental Data
Net assets, end of period (000) .................. $ 4,048,423  $ 4,143,595  $ 4,048,351  $ 5,181,757  $ 5,518,536  $ 5,079,903
(a)
Amount is greater than $(0.00005) per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Amount is less than $0.00005 per share.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

FedFund
Dollar
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of period ............ $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................
0 .0202  0 .0492  0 .0439  0 .0080  0 .0002  0 .0039
Net realized and unrealized gain (loss) ...........
( 0 .0000 )
(a) (b)
0 .0000
(c)
( 0 .0001 ) ( 0 .0005 ) 0 .0001  0 .0009
Net increase from investment operations ........... 0.0202  0.0492  0.0438  0.0075  0.0003  0.0048
Distributions
(d)
– – – – – –
From net investment income ................. ( 0 .0202 ) ( 0 .0492 ) ( 0 .0438 ) ( 0 .0075 ) ( 0 .0002 ) ( 0 .0047 )
From net realized gain ...................... —  ( 0 .0000 )
(a)
—  ( 0 .0000 )
(a)
( 0 .0001 ) ( 0 .0001 )
Total distributions ........................... (0.0202) (0.0492) (0.0438) (0.0075) (0.0003) (0.0048)
Net asset value, end of period ................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ..................... 2.04%
(f)
5.03% 4.47% 0.75% 0.03% 0.48%
Ratios to Average Net Assets
Total expen ses ............................
0.43%
(g)
0.43% 0.44% 0.44% 0.44% 0.44%
Total expenses after fees waived and/or reimbursed ...
0.42%
(g)
0.42% 0.42% 0.29% 0.08% 0.31%
Net investment income ......................
4.08%
(g)
4.92% 4.39% 0.80% 0.02% 0.39%
Supplemental Data
Net assets, end of period (000) ................. $ 4,276,478  $ 4,043,250  $ 3,987,319  $ 3,653,256  $ 2,863,692  $ 2,991,892
(a)
Amount is greater than $(0.00005) per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Amount is less than $0.00005 per share.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
FedFund
Great Pacific
Six Months
Ended
04/30/25
(unaudited)
Period from
08/12/24
(a)
to 10/31/24
Net asset value, beginning of period ....................................................................... $ 1.00  $ 1.00
Net investment income ................................................................................
0 .0215  0 .0110
Net increase from investment operations ...................................................................... 0.0215  0.0110
Distributions from net investment income
(b)
.................................................................. (0.0215) (0.0110)
Net asset value, end of period ............................................................................ $ 1.00  $ 1.00
Total Return
(c)
Based on net asset value ................................................................................ 2.17%
(d)
1.11%
(d)
Ratios to Average Net Assets
Total expen ses .......................................................................................
0.19%
(e)
0.18%
(e)
Total expenses after fees waived and/or reimbursed ..............................................................
0.17%
(e)
0.17%
(e)
Net investment income .................................................................................
4.33%
(e)
4.99%
(e)
Supplemental Data
Net assets, end of period (000) ............................................................................ $ 52  $ 51
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

FedFund
Mischler Financial Group
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Period from
01/22/21
(a)
to 10/31/21
Net asset value, beginning of period ........................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ....................................
0 .0216  0 .0517  0 .0489  0 .0081  0 .0001
Net realized and unrealized gain (loss) ..........................
( 0 .0001 )
(b)
0 .0000
(c)
( 0 .0026 ) 0 .0009
(b)
0 .0001
Net increase from investment operations .......................... 0.0215  0.0517  0.0463  0.0090  0.0002
Distributions
(d)
– – – – –
From net investment income ................................ ( 0 .0215 ) ( 0 .0517 ) ( 0 .0463 ) ( 0 .0090 ) ( 0 .0001 )
From net realized gain ..................................... —  ( 0 .0000 )
(e)
—  ( 0 .0000 )
(e)
( 0 .0001 )
Total distributions .......................................... (0.0215) (0.0517) (0.0463) (0.0090) (0.0002)
Net asset value, end of period ................................ $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(f)
Based on net asset value .................................... 2.17%
(g)
5.29% 4.73% 0.90% 0.02%
(g)
Ratios to Average Net Assets
Total expen ses ...........................................
0.18%
(h)
0.18% 0.19% 0.19% 0.19%
(h)
Total expenses after fees waived and/or reimbursed ..................
0.17%
(h)
0.17% 0.17% 0.13% 0.05%
(h)
Net investment income .....................................
4.35%
(h)
5.17% 4.89% 0.81% 0.03%
(h)
Supplemental Data
Net assets, end of period (000) ................................ $ 1,494,968  $ 3,113,093  $ 2,018,045  $ 673,842  $ 1,636,430
(a)
Commencement of operations.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Amount is less than $0.00005 per share.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Amount is greater than $(0.00005) per share.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
FedFund
Penserra
Six Months
Ended
04/30/25
(unaudited)
Period from
08/12/24
(a)
to 10/31/24
Net asset value, beginning of period ....................................................................... $ 1.00  $ 1.00
Net investment income ................................................................................
0 .0210  0 .0110
Net realized gain ....................................................................................
0 .0005  0 .0000
Net increase from investment operations ...................................................................... 0.0215  0.0110
Distributions from net investment income
(b)
.................................................................. (0.0215) (0.0110)
Net asset value, end of period ............................................................................ $ 1.00  $ 1.00
Total Return
(c)
Based on net asset value ................................................................................ 2.17%
(d)
1.11%
(d)
Ratios to Average Net Assets
Total expen ses .......................................................................................
0.18%
(e)
0.18%
(e)
Total expenses after fees waived and/or reimbursed ..............................................................
0.17%
(e)
0.17%
(e)
Net investment income .................................................................................
4.23%
(e)
4.99%
(e)
Supplemental Data
Net assets, end of period (000) ............................................................................ $ 14,112  $ 101
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

FedFund
Premier
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of period ............ $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................
0 .0215  0 .0516  0 .0466  0 .0208  0 .0002  0 .0062
Net realized and unrealized gain (loss) ...........
( 0 .0000 )
(a) (b)
0 .0001  ( 0 .0003 ) ( 0 .0118 ) 0 .0001  0 .0002
Net increase from investment operations ........... 0.0215  0.0517  0.0463  0.0090  0.0003  0.0064
Distributions
(c)
– – – – – –
From net investment income ................. ( 0 .0215 ) ( 0 .0517 ) ( 0 .0463 ) ( 0 .0090 ) ( 0 .0002 ) ( 0 .0063 )
From net realized gain ...................... —  ( 0 .0000 )
(a)
—  ( 0 .0000 )
(a)
( 0 .0001 ) ( 0 .0001 )
Total distributions ........................... (0.0215) (0.0517) (0.0463) (0.0090) (0.0003) (0.0064)
Net asset value, end of period ................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
Based on net asset value ..................... 2.17%
(e)
5.29% 4.73% 0.90% 0.03% 0.64%
Ratios to Average Net Assets
Total expen ses ............................
0.18%
(f)
0.18% 0.19% 0.18% 0.19% 0.19%
Total expenses after fees waived and/or reimbursed ...
0.17%
(f)
0.17% 0.17% 0.17% 0.06% 0.17%
Net investment income ......................
4.33%
(f)
5.16% 4.66% 2.09% 0.02% 0.62%
Supplemental Data
Net assets, end of period (000) ................. $ 3,633,426  $ 3,911,216  $ 2,879,645  $ 1,429,878  $ 18,892  $ 37
(a)
Amount is greater than $(0.00005) per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
FedFund
Private Client
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of period ............ $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................
0 .0189  0 .0467  0 .0412  0 .0061  0 .0002  0 .0036
Net realized and unrealized gain (loss) ...........
0 .0001  ( 0 .0001 )
(a)
( 0 .0000 )
(b)
0 .0001
(a)
0 .0001  0 .0002
Net increase from investment operations ........... 0.0190  0.0466  0.0412  0.0062  0.0003  0.0038
Distributions
(c)
– – – – – –
From net investment income ................. ( 0 .0190 ) ( 0 .0466 ) ( 0 .0412 ) ( 0 .0062 ) ( 0 .0002 ) ( 0 .0037 )
From net realized gain ...................... —  ( 0 .0000 )
(b)
—  ( 0 .0000 )
(b)
( 0 .0001 ) ( 0 .0001 )
Total distributions ........................... (0.0190) (0.0466) (0.0412) (0.0062) (0.0003) (0.0038)
Net asset value, end of period ................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
Based on net asset value ..................... 1.91%
(e)
4.76% 4.20% 0.62% 0.03% 0.38%
Ratios to Average Net Assets
Total expen ses ............................
1.03%
(f)
1.03% 1.04% 1.04% 1.04% 1.04%
Total expenses after fees waived and/or reimbursed ...
0.68%
(f)
0.68% 0.68% 0.42% 0.08% 0.43%
Net investment income ......................
3.82%
(f)
4.67% 4.12% 0.61% 0.02% 0.36%
Supplemental Data
Net assets, end of period (000) ................. $ 164  $ 160  $ 250  $ 253  $ 252  $ 252
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Amount is greater than $(0.00005) per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

FedFund
Select
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of period ............. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ......................
0 .0173  0 .0434  0 .0365  0 .0042  0 .0002  0 .0021
Net realized and unrealized gain ................
0 .0001  0 .0000
(a)
0 .0015
(b)
0 .0005
(b)
0 .0001  0 .0004
Net increase from investment operations ............ 0.0174  0.0434  0.0380  0.0047  0.0003  0.0025
Distributions
(c)
– – – – – –
From net investment income .................. ( 0 .0174 ) ( 0 .0434 ) ( 0 .0380 ) ( 0 .0047 ) ( 0 .0002 ) ( 0 .0024 )
From net realized gain ....................... —  ( 0 .0000 )
(d)
—  ( 0 .0000 )
(d)
( 0 .0001 ) ( 0 .0001 )
Total distributions ............................ (0.0174) (0.0434) (0.0380) (0.0047) (0.0003) (0.0025)
Net asset value, end of period .................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ...................... 1.75%
(f)
4.43% 3.87% 0.47% 0.03% 0.26%
Ratios to Average Net Assets
Total expen ses .............................
1.03%
(g)
1.03% 1.04% 1.04% 1.04% 1.04%
Total expenses after fees waived and/or reimbursed ....
1.00%
(g)
1.00% 1.00% 0.50% 0.08% 0.54%
Net investment income .......................
3.49%
(g)
4.34% 3.65% 0.42% 0.02% 0.22%
Supplemental Data
Net assets, end of period (000) .................. $ 403,727  $ 335,419  $ 325,700  $ 657,779  $ 727,352  $ 301,826
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
FedFund
Stern Brothers
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Year Ended
10/31/23
Period from
08/01/22
(a)
to 10/31/22
Net asset value, beginning of period ......................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ..................................................
0 .0225  0 .0491  0 .0513  0 .0060
Net realized and unrealized gain (loss) ........................................
( 0 .0010 )
(b)
0 .0026  ( 0 .0050 ) ( 0 .0000 )
(c)
Net increase from investment operations ........................................ 0.0215  0.0517  0.0463  0.0060
Distributions
(d)
– – – –
From net investment income .............................................. ( 0 .0215 ) ( 0 .0517 ) ( 0 .0463 ) ( 0 .0060 )
From net realized gain ................................................... —  ( 0 .0000 )
(c)
—  —
Total distributions ........................................................ (0.0215) (0.0517) (0.0463) (0.0060)
Net asset value, end of period .............................................. $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value .................................................. 2.17%
(f)
5.29% 4.73% 0.60%
(f)
Ratios to Average Net Assets
Total expen ses .........................................................
0.18%
(g)
0.18% 0.18% 0.18%
(g)
Total expenses after fees waived and/or reimbursed ................................
0.17%
(g)
0.17% 0.17% 0.17%
(g)
Net investment income ...................................................
4.55%
(g)
4.91% 5.13% 2.37%
(g)
Supplemental Data
Net assets, end of period (000) .............................................. $ 13,059  $ 409,802  $ 27  $ 50
(a)
Commencement of operations.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Amount is greater than $(0.00005) per share.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

FedFund
Tigress
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Year Ended
10/31/23
Period from
09/30/22
(a)
to 10/31/22
Net asset value, beginning of period ......................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ..................................................
0 .0215  0 .0518  0 .0494  0 .0025
Net realized and unrealized (loss) ...........................................
( 0 .0000 )
(b) (c)
( 0 .0001 )
(c)
( 0 .0031 ) ( 0 .0002 )
Net increase from investment operations ........................................ 0.0215  0.0517  0.0463  0.0023
Distributions
(d)
– – – –
From net investment income .............................................. ( 0 .0215 ) ( 0 .0517 ) ( 0 .0463 ) ( 0 .0023 )
From net realized gain ................................................... —  ( 0 .0000 )
(b)
—  —
Total distributions ........................................................ (0.0215) (0.0517) (0.0463) (0.0023)
Net asset value, end of period .............................................. $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value .................................................. 2.17%
(f)
5.29% 4.73% 0.23%
(f)
Ratios to Average Net Assets
Total expen ses .........................................................
0.18%
(g)
0.18% 0.18% 0.19%
(g)
Total expenses after fees waived and/or reimbursed ................................
0.17%
(g)
0.17% 0.17% 0.17%
(g)
Net investment income ...................................................
4.34%
(g)
5.18% 4.97% 2.87%
(g)
Supplemental Data
Net assets, end of period (000) .............................................. $ 69,042  $ 83,692  $ 29,732  $ 2,050
(a)
Commencement of operations.
(b)
Amount is greater than $(0.00005) per share.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
FedFund
WestCap
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Year Ended
10/31/23
Period from
08/12/22
(a)
to 10/31/22
Net asset value, beginning of period ......................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ..................................................
0 .0215  0 .0517  0 .0501  0 .0054
Net realized and unrealized gain (loss) ........................................
( 0 .0000 )
(b) (c)
0 .0000
(d)
( 0 .0038 ) ( 0 .0000 )
(b)
Net increase from investment operations ........................................ 0.0215  0.0517  0.0463  0.0054
Distributions
(e)
– – – –
From net investment income .............................................. ( 0 .0215 ) ( 0 .0517 ) ( 0 .0463 ) ( 0 .0054 )
From net realized gain ................................................... —  ( 0 .0000 )
(b)
—  —
Total distributions ........................................................ (0.0215) (0.0517) (0.0463) (0.0054)
Net asset value, end of period .............................................. $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(f)
Based on net asset value .................................................. 2.17%
(g)
5.29% 4.73% 0.54%
(g)
Ratios to Average Net Assets
Total expen ses .........................................................
0.18%
(h)
0.18% 0.18% 0.18%
(h)
Total expenses after fees waived and/or reimbursed ................................
0.17%
(h)
0.17% 0.17% 0.17%
(h)
Net investment income ...................................................
4.34%
(h)
5.17% 5.01% 2.42%
(h)
Supplemental Data
Net assets, end of period (000) .............................................. $ 63,607  $ 78,664  $ 103,261  $ 50
(a)
Commencement of operations.
(b)
Amount is greater than $(0.00005) per share.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Amount is less than $0.00005 per share.
(e)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Annualized.

Financial Highlights
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

TempCash
Institutional
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of period ............
$ 1.0006  $ 1.0004  $ 1.0000  $ 1.0006  $ 1.0009  $ 1.0006
Net investment income .....................
0 .0221  0 .0529  0 .0488  0 .0119  0 .0005  0 .0084
Net realized and unrealized gain (loss) ...........
( 0 .0002 ) 0 .0004  ( 0 .0002 )
(a)
( 0 .0026 ) ( 0 .0003 ) 0 .0004
Net increase from investment operations ........... 0.0219  0.0533  0.0486  0.0093  0.0002  0.0088
Distributions
(b)
– – – – – –
From net investment income ................. ( 0 .0221 ) ( 0 .0531 ) ( 0 .0482 ) ( 0 .0099 ) ( 0 .0005 ) ( 0 .0085 )
From net realized gain ...................... —  —  —  —  —  ( 0 .0000 )
(c)
Total distributions ........................... (0.0221) (0.0531) (0.0482) (0.0099) (0.0005) (0.0085)
Net asset value, end of period ................. $ 1.0004  $ 1.0006  $ 1.0004  $ 1.0000  $ 1.0006  $ 1.0009
Total Return
(d)
Based on net asset value ..................... 2.21%
(e)
5.45% 4.97% 0.94% 0.02% 0.88%
Ratios to Average Net Assets
Total expen ses ............................
0.20%
(f)
0.21% 0.22% 0.26% 0.24% 0.23%
Total expenses after fees waived and/or reimbursed ...
0.18%
(f)
0.18% 0.18% 0.17% 0.17% 0.18%
Net investment income ......................
4.45%
(f)
5.29% 4.88% 1.19% 0.05% 0.84%
Supplemental Data
Net assets, end of period (000) ................. $ 21,337,865  $ 20,034,823  $ 13,151,148  $ 8,658,551  $ 5,786,777  $ 10,638,146
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
TempCash
Capital
Period from
04/14/25
(a)
to 04/30/25
(unaudited)
Net asset value, beginning of period .......................................................................................
$ 1.0004
Net investment income ................................................................................................
0 .0020
Net increase from investment operations ...................................................................................... 0.0020
Distributions from net investment income
(b)
.................................................................................. (0.0020)
Net asset value, end of period ............................................................................................ $ 1.0004
Total Return
(c)
Based on net asset value ................................................................................................ 0.20%
(d)
Ratios to Average Net Assets
Total expen ses .......................................................................................................
0.20%
(e)
Total expenses after fees waived and/or reimbursed ..............................................................................
0.18%
(e)
Net investment income .................................................................................................
4.34%
(e)
Supplemental Data
Net assets, end of period (000) ............................................................................................ $ 50
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

TempCash
Dollar
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of period ...........
$ 1.0007  $ 1.0004  $ 1.0000  $ 1.0006  $ 1.0009  $ 1.0006
Net investment income ....................
0 .0218  0 .0513  0 .0459  0 .0084  ( 0 .0000 )
(a)
0 .0062
Net realized and unrealized gain (loss) ..........
( 0 .0004 ) 0 .0013  0 .0003  ( 0 .0006 ) ( 0 .0001 ) 0 .0004
Net increase (decrease) from investment operations .. 0.0214  0.0526  0.0462  0.0078  (0.0001) 0.0066
Distributions
(b)
– – – – – –
From net investment income ................ ( 0 .0216 ) ( 0 .0523 ) ( 0 .0458 ) ( 0 .0084 ) ( 0 .0002 ) ( 0 .0063 )
From net realized gain ..................... —  —  —  —  —  ( 0 .0000 )
(a)
Total distributions .......................... (0.0216) (0.0523) (0.0458) (0.0084) (0.0002) (0.0063)
Net asset value, end of period ................ $ 1.0005  $ 1.0007  $ 1.0004  $ 1.0000  $ 1.0006  $ 1.0009
Total Return
(c)
Based on net asset value .................... 2.16%
(d)
5.39% 4.72% 0.78% (0.01)% 0.66%
Ratios to Average Net Assets
Total expen ses ...........................
0.30%
(e)
0.24% 0.47% 0.51% 0.50% 0.47%
Total expenses after fees waived and/or reimbursed ..
0.28%
(e)
0.21% 0.42% 0.33% 0.20% 0.40%
Net investment income .....................
4.39%
(e)
5.17% 4.59% 0.84% (0.00)%
(f)
0.62%
Supplemental Data
Net assets, end of period (000) ................ $ 21,416  $ 46,896  $ 19  $ 18  $ 18  $ 18
(a)
Amount is greater than $(0.00005) per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Annualized.
(f)
Amount is greater than (0.005)%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
TempCash
Great Pacific
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Period from
01/23/23
(a)
to 10/31/23
Net asset value, beginning of period ........................................................
$ 1.0005  $ 1.0003  $ 1.0004
Net investment income .................................................................
0 .0221  0 .0527  0 .0387
Net realized and unrealized gain (loss) .......................................................
( 0 .0001 ) 0 .0006  0 .0002
Net increase from investment operations ....................................................... 0.0220  0.0533  0.0389
Distributions from net investment income
(b)
................................................... (0.0221) (0.0531) (0.0390)
Net asset value, end of period ............................................................. $ 1.0004  $ 1.0005  $ 1.0003
Total Return
(c)
Based on net asset value ................................................................. 2.22%
(d)
5.45% 3.96%
(d)
Ratios to Average Net Assets
Total expen ses ........................................................................
0.20%
(e)
0.21% 0.22%
(e)
Total expenses after fees waived and/or reimbursed ...............................................
0.18%
(e)
0.18% 0.18%
(e)
Net investment income ..................................................................
4.45%
(e)
5.27% 5.01%
(e)
Supplemental Data
Net assets, end of period (000) ............................................................. $ 791,868  $ 774,727  $ 404,394
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

TempCash
Premier
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of period ............
$ 1.0006  $ 1.0004  $ 1.0000  $ 1.0006  $ 1.0010  $ 1.0007
Net investment income .....................
0 .0221  0 .0530  0 .0482  0 .0099  0 .0005  0 .0085
Net realized and unrealized gain (loss) ...........
( 0 .0001 ) 0 .0002  0 .0004  ( 0 .0006 ) ( 0 .0004 ) 0 .0003
Net increase from investment operations ........... 0.0220  0.0532  0.0486  0.0093  0.0001  0.0088
Distributions
(a)
– – – – – –
From net investment income ................. ( 0 .0221 ) ( 0 .0530 ) ( 0 .0482 ) ( 0 .0099 ) ( 0 .0005 ) ( 0 .0085 )
From net realized gain ...................... —  —  —  —  —  ( 0 .0000 )
(b)
Total distributions ........................... (0.0221) (0.0530) (0.0482) (0.0099) (0.0005) (0.0085)
Net asset value, end of period ................. $ 1.0005  $ 1.0006  $ 1.0004  $ 1.0000  $ 1.0006  $ 1.0010
Total Return
(c)
Based on net asset value ..................... 2.22%
(d)
5.45% 4.97% 0.94% 0.01% 0.88%
Ratios to Average Net Assets
Total expen ses ............................
0.20%
(e)
0.21% 0.22% 0.27% 0.25% 0.23%
Total expenses after fees waived and/or reimbursed ...
0.18%
(e)
0.18% 0.18% 0.17% 0.16% 0.18%
Net investment income ......................
4.45%
(e)
5.30% 4.82% 0.99% 0.05% 0.84%
Supplemental Data
Net assets, end of period (000) ................. $ 36  $ 37  $ 36  $ 36  $ 37  $ 37
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Annualized.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
T-Fund
Institutional
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of period ............ $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................
0 .0215  0 .0516  0 .0468  0 .0084  0 .0001  0 .0057
Net realized gain (loss) .....................
( 0 .0001 )
(a)
0 .0000
(b)
( 0 .0005 ) 0 .0006
(a)
0 .0001  0 .0005
Net increase from investment operations ........... 0.0214  0.0516  0.0463  0.0090  0.0002  0.0062
Distributions
(c)
– – – – – –
From net investment income ................. ( 0 .0214 ) ( 0 .0516 ) ( 0 .0463 ) ( 0 .0090 ) ( 0 .0001 ) ( 0 .0061 )
From net realized gain ...................... —  —  —  ( 0 .0000 )
(d)
( 0 .0001 ) ( 0 .0001 )
Total distributions ........................... (0.0214) (0.0516) (0.0463) (0.0090) (0.0002) (0.0062)
Net asset value, end of period ................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ..................... 2.16%
(f)
5.29% 4.73% 0.90% 0.02% 0.62%
(g)
Ratios to Average Net Assets
Total expen ses ............................
0.18%
(h)
0.18% 0.19% 0.19% 0.19% 0.19%
Total expenses after fees waived and/or reimbursed ...
0.17%
(h)
0.17% 0.17% 0.14% 0.08% 0.17%
Net investment income ......................
4.33%
(h)
5.16% 4.68% 0.84% 0.01% 0.57%
Supplemental Data
Net assets, end of period (000) ................. $ 102,362,072  $ 101,661,627  $ 87,613,217  $ 82,703,301  $ 91,031,976  $ 88,266,743
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

T-Fund
Administration
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of period ............ $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................
0 .0209  0 .0506  0 .0423  0 .0120  0 .0001  0 .0056
Net realized gain (loss) .....................
0 .0001  0 .0000
(a)
0 .0030
(b)
( 0 .0037 ) 0 .0001  ( 0 .0002 )
Net increase from investment operations ........... 0.0210  0.0506  0.0453  0.0083  0.0002  0.0054
Distributions
(c)
– – – – – –
From net investment income ................. ( 0 .0210 ) ( 0 .0506 ) ( 0 .0453 ) ( 0 .0083 ) ( 0 .0001 ) ( 0 .0053 )
From net realized gain ...................... —  —  —  ( 0 .0000 )
(d)
( 0 .0001 ) ( 0 .0001 )
Total distributions ........................... (0.0210) (0.0506) (0.0453) (0.0083) (0.0002) (0.0054)
Net asset value, end of period ................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ..................... 2.11%
(f)
5.18% 4.63% 0.84% 0.01% 0.53%
(g)
Ratios to Average Net Assets
Total expen ses ............................
0.28%
(h)
0.28% 0.29% 0.29% 0.29% 0.29%
Total expenses after fees waived and/or reimbursed ...
0.27%
(h)
0.27% 0.27% 0.27% 0.08% 0.25%
Net investment income ......................
4.22%
(h)
5.06% 4.23% 1.20% 0.01% 0.56%
Supplemental Data
Net assets, end of period (000) ................. $ 5,406,821  $ 4,655,387  $ 3,987,751  $ 15,781,965  $ 504,427  $ 489,691
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
T-Fund
Capital
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of period ............ $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................
0 .0211  0 .0510  0 .0480  0 .0001  0 .0001  0 .0048
Net realized gain (loss) .....................
0 .0001  0 .0001  ( 0 .0022 ) 0 .0086
(a)
0 .0001  0 .0010
Net increase from investment operations ........... 0.0212  0.0511  0.0458  0.0087  0.0002  0.0058
Distributions
(b)
– – – – – –
From net investment income ................. ( 0 .0212 ) ( 0 .0511 ) ( 0 .0458 ) ( 0 .0087 ) ( 0 .0001 ) ( 0 .0057 )
From net realized gain ...................... —  —  —  ( 0 .0000 )
(c)
( 0 .0001 ) ( 0 .0001 )
Total distributions ........................... (0.0212) (0.0511) (0.0458) (0.0087) (0.0002) (0.0058)
Net asset value, end of period ................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
Based on net asset value ..................... 2.14%
(e)
5.23% 4.68% 0.87% 0.01% 0.57%
(f)
Ratios to Average Net Assets
Total expen ses ............................
0.23%
(g)
0.23% 0.24% 0.24% 0.24% 0.24%
Total expenses after fees waived and/or reimbursed ...
0.22%
(g)
0.22% 0.22% 0.09% 0.08% 0.21%
Net investment income ......................
4.26%
(g)
5.10% 4.80% 0.01% 0.01% 0.48%
Supplemental Data
Net assets, end of period (000) ................. $ 352,898  $ 275,247  $ 202,286  $ 55,006  $ 27,304,259  $ 15,842,877
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

T-Fund
Cash Management
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of period ............ $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................
0 .0190  0 .0465  0 .0411  0 .0059  0 .0001  0 .0034
Net realized gain .........................
0 .0000
(a)
0 .0001  0 .0002
(b)
0 .0003
(b)
0 .0001  0 .0003
Net increase from investment operations ........... 0.0190  0.0466  0.0413  0.0062  0.0002  0.0037
Distributions
(c)
– – – – – –
From net investment income ................. ( 0 .0190 ) ( 0 .0466 ) ( 0 .0413 ) ( 0 .0062 ) ( 0 .0001 ) ( 0 .0036 )
From net realized gain ...................... —  —  —  ( 0 .0000 )
(d)
( 0 .0001 ) ( 0 .0001 )
Total distributions ........................... (0.0190) (0.0466) (0.0413) (0.0062) (0.0002) (0.0037)
Net asset value, end of period ................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ..................... 1.91%
(f)
4.76% 4.21% 0.62% 0.01% 0.37%
(g)
Ratios to Average Net Assets
Total expen ses ............................
0.68%
(h)
0.68% 0.69% 0.69% 0.69% 0.69%
Total expenses after fees waived and/or reimbursed ...
0.67%
(h)
0.67% 0.67% 0.41% 0.08% 0.41%
Net investment income ......................
3.82%
(h)
4.65% 4.11% 0.59% 0.00%
(i)
0.34%
Supplemental Data
Net assets, end of period (000) ................. $ 989,813  $ 1,019,811  $ 915,927  $ 887,139  $ 825,420  $ 1,009,514
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)
Annualized.
(i)
Amount is less than 0.005%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
T-Fund
Cash Reserve
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of period ............ $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................
0 .0194  0 .0477  0 .0417  0 .0033  0 .0001  0 .0037
Net realized gain (loss) .....................
0 .0001  ( 0 .0001 )
(a)
0 .0006
(a)
0 .0034
(a)
0 .0001  0 .0004
Net increase from investment operations ........... 0.0195  0.0476  0.0423  0.0067  0.0002  0.0041
Distributions
(b)
– – – – – –
From net investment income ................. ( 0 .0195 ) ( 0 .0476 ) ( 0 .0423 ) ( 0 .0067 ) ( 0 .0001 ) ( 0 .0040 )
From net realized gain ...................... —  —  —  ( 0 .0000 )
(c)
( 0 .0001 ) ( 0 .0001 )
Total distributions ........................... (0.0195) (0.0476) (0.0423) (0.0067) (0.0002) (0.0041)
Net asset value, end of period ................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
Based on net asset value ..................... 1.96%
(e)
4.87% 4.32% 0.67% 0.01% 0.40%
(f)
Ratios to Average Net Assets
Total expen ses ............................
0.58%
(g)
0.58% 0.59% 0.59% 0.59% 0.59%
Total expenses after fees waived and/or reimbursed ...
0.57%
(g)
0.57% 0.57% 0.22% 0.07% 0.39%
Net investment income ......................
3.91%
(g)
4.77% 4.17% 0.33% 0.01% 0.37%
Supplemental Data
Net assets, end of period (000) ................. $ 59,209  $ 49,363  $ 43,531  $ 88,281  $ 482,231  $ 56,822
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

T-Fund
Dollar
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of period ............ $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................
0 .0201  0 .0491  0 .0438  0 .0071  0 .0001  0 .0044
Net realized gain (loss) .....................
0 .0001  0 .0000
(a)
( 0 .0000 )
(b)
0 .0003
(c)
0 .0001  0 .0003
Net increase from investment operations ........... 0.0202  0.0491  0.0438  0.0074  0.0002  0.0047
Distributions
(d)
– – – – – –
From net investment income ................. ( 0 .0202 ) ( 0 .0491 ) ( 0 .0438 ) ( 0 .0074 ) ( 0 .0001 ) ( 0 .0046 )
From net realized gain ...................... —  —  —  ( 0 .0000 )
(b)
( 0 .0001 ) ( 0 .0001 )
Total distributions ........................... (0.0202) (0.0491) (0.0438) (0.0074) (0.0002) (0.0047)
Net asset value, end of period ................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ..................... 2.04%
(f)
5.03% 4.47% 0.75% 0.01% 0.46%
(g)
Ratios to Average Net Assets
Total expen ses ............................
0.43%
(h)
0.43% 0.44% 0.44% 0.44% 0.44%
Total expenses after fees waived and/or reimbursed ...
0.42%
(h)
0.42% 0.42% 0.29% 0.08% 0.32%
Net investment income ......................
4.06%
(h)
4.92% 4.38% 0.71% 0.01% 0.44%
Supplemental Data
Net assets, end of period (000) ................. $ 1,363,081  $ 1,199,807  $ 1,364,428  $ 1,258,974  $ 1,000,401  $ 670,205
(a)
Amount is less than $0.00005 per share.
(b)
Amount is greater than $(0.00005) per share.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
T-Fund
Premier
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of period ............ $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................
0 .0214  0 .0516  0 .0475  0 .0193  0 .0001  0 .0060
Net realized gain (loss) .....................
0 .0000
(a)
0 .0000
(a)
( 0 .0012 ) ( 0 .0103 ) 0 .0001  0 .0002
Net increase from investment operations ........... 0.0214  0.0516  0.0463  0.0090  0.0002  0.0062
Distributions
(b)
– – – – – –
From net investment income ................. ( 0 .0214 ) ( 0 .0516 ) ( 0 .0463 ) ( 0 .0090 ) ( 0 .0001 ) ( 0 .0061 )
From net realized gain ...................... —  —  —  ( 0 .0000 )
(c)
( 0 .0001 ) ( 0 .0001 )
Total distributions ........................... (0.0214) (0.0516) (0.0463) (0.0090) (0.0002) (0.0062)
Net asset value, end of period ................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
Based on net asset value ..................... 2.16%
(e)
5.29% 4.73% 0.90% 0.02% 0.61%
(f)
Ratios to Average Net Assets
Total expen ses ............................
0.18%
(g)
0.18% 0.19% 0.19% 0.19% 0.19%
Total expenses after fees waived and/or reimbursed ...
0.17%
(g)
0.17% 0.17% 0.17% 0.06% 0.17%
Net investment income ......................
4.32%
(g)
5.16% 4.75% 1.95% 0.01% 0.60%
Supplemental Data
Net assets, end of period (000) ................. $ 1,758,562  $ 1,443,015  $ 1,431,264  $ 496,172  $ 12,958  $ 37
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

T-Fund
Select
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of period ............ $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................
0 .0172  0 .0435  0 .0400  0 .0031  0 .0001  0 .0011
Net realized gain (loss) .....................
0 .0001  ( 0 .0002 )
(a)
( 0 .0020 ) 0 .0016
(a)
0 .0001  0 .0014
Net increase from investment operations ........... 0.0173  0.0433  0.0380  0.0047  0.0002  0.0025
Distributions
(b)
– – – – – –
From net investment income ................. ( 0 .0173 ) ( 0 .0433 ) ( 0 .0380 ) ( 0 .0047 ) ( 0 .0001 ) ( 0 .0024 )
From net realized gain ...................... —  —  —  ( 0 .0000 )
(c)
( 0 .0001 ) ( 0 .0001 )
Total distributions ........................... (0.0173) (0.0433) (0.0380) (0.0047) (0.0002) (0.0025)
Net asset value, end of period ................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
Based on net asset value ..................... 1.75%
(e)
4.42% 3.87% 0.47% 0.01% 0.24%
(f)
Ratios to Average Net Assets
Total expen ses ............................
1.03%
(g)
1.03% 1.04% 1.04% 1.04% 1.04%
Total expenses after fees waived and/or reimbursed ...
1.00%
(g)
1.00% 1.00% 0.52% 0.07% 0.41%
Net investment income ......................
3.48%
(g)
4.35% 4.00% 0.31% 0.01% 0.11%
Supplemental Data
Net assets, end of period (000) ................. $ 23,848  $ 19,643  $ 50,396  $ 21,300  $ 37,798  $ 30,444
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
Treasury Trust Fund
Institutional
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of period ............ $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................
0 .0212  0 .0515  0 .0458  0 .0082  0 .0001  0 .0048
Net realized gain .........................
0 .0003  0 .0003  0 .0001  0 .0001  0 .0001  0 .0015
Net increase from investment operations ........... 0.0215  0.0518  0.0459  0.0083  0.0002  0.0063
Distributions
(a)
– – – – – –
From net investment income ................. ( 0 .0214 ) ( 0 .0517 ) ( 0 .0459 ) ( 0 .0083 ) ( 0 .0001 ) ( 0 .0062 )
From net realized gain ...................... ( 0 .0001 ) ( 0 .0001 ) ( 0 .0000 )
(b)
( 0 .0000 )
(b)
( 0 .0001 ) ( 0 .0001 )
Total distributions ........................... (0.0215) (0.0518) (0.0459) (0.0083) (0.0002) (0.0063)
Net asset value, end of period ................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(c)
Based on net asset value ..................... 2.16%
(d)
5.30% 4.69% 0.84% 0.01% 0.63%
Ratios to Average Net Assets
Total expen ses ............................
0.18%
(e)
0.18% 0.19% 0.19% 0.19% 0.19%
Total expenses after fees waived and/or reimbursed ...
0.17%
(e)
0.17% 0.17% 0.14% 0.06% 0.17%
Net investment income ......................
4.28%
(e)
5.15% 4.58% 0.82% 0.01% 0.48%
Supplemental Data
Net assets, end of period (000) ................. $ 142,985,571  $ 123,707,288  $ 97,157,593  $ 106,544,392  $ 98,602,650  $ 56,400,526
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

Treasury Trust Fund
Administration
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of period ............ $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................
0 .0206  0 .0505  0 .0449  0 .0065  0 .0001  0 .0058
Net realized gain (loss) .....................
0 .0004  0 .0003  0 .0000
(a)
0 .0012  0 .0001  ( 0 .0002 )
Net increase from investment operations ........... 0.0210  0.0508  0.0449  0.0077  0.0002  0.0056
Distributions
(b)
– – – – – –
From net investment income ................. ( 0 .0209 ) ( 0 .0507 ) ( 0 .0449 ) ( 0 .0077 ) ( 0 .0001 ) ( 0 .0055 )
From net realized gain ...................... ( 0 .0001 ) ( 0 .0001 ) ( 0 .0000 )
(c)
( 0 .0000 )
(c)
( 0 .0001 ) ( 0 .0001 )
Total distributions ........................... (0.0210) (0.0508) (0.0449) (0.0077) (0.0002) (0.0056)
Net asset value, end of period ................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
Based on net asset value ..................... 2.11%
(e)
5.19% 4.58% 0.77% 0.01% 0.56%
Ratios to Average Net Assets
Total expen ses ............................
0.28%
(f)
0.28% 0.29% 0.29% 0.29% 0.29%
Total expenses after fees waived and/or reimbursed ...
0.27%
(f)
0.27% 0.27% 0.19% 0.07% 0.24%
Net investment income ......................
4.16%
(f)
5.05% 4.49% 0.65% 0.01% 0.58%
Supplemental Data
Net assets, end of period (000) ................. $ 952,412  $ 661,719  $ 442,723  $ 382,956  $ 599,190  $ 399,846
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
Treasury Trust Fund
Capital
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Period from
10/22/20
(a)
to 10/31/20
Net asset value, beginning of period ........... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ....................
0 .0209  0 .0508  0 .0489  0 .0163  0 .0001  0 .0000
(b)
Net realized gain (loss) ....................
0 .0003  0 .0005  ( 0 .0035 )
(c)
( 0 .0083 )
(c)
0 .0001  0 .0000
(b)
Net increase from investment operations .......... 0.0212  0.0513  0.0454  0.0080  0.0002  0.0000
Distributions
(d)
– – – – – –
From net investment income ................ ( 0 .0211 ) ( 0 .0512 ) ( 0 .0454 ) ( 0 .0080 ) ( 0 .0001 ) —
From net realized gain ..................... ( 0 .0001 ) ( 0 .0001 ) ( 0 .0000 )
(e)
( 0 .0000 )
(e)
( 0 .0001 ) —
Total distributions .......................... (0.0212) (0.0513) (0.0454) (0.0080) (0.0002) —
Net asset value, end of period ................ $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(f)
Based on net asset value .................... 2.13%
(g)
5.24% 4.63% 0.80% 0.01% 0.00%
(g)
Ratios to Average Net Assets
Total expen ses ...........................
0.23%
(h)
0.23% 0.24% 0.24% 0.24% 0.24%
(h)
Total expenses after fees waived and/or reimbursed ..
0.22%
(h)
0.22% 0.22% 0.20% 0.06% 0.17%
(h)
Net investment income (loss) .................
4.22%
(h)
5.08% 4.89% 1.63% 0.01% (0.03)%
(h)
Supplemental Data
Net assets, end of period (000) ................ $ 1,507,823  $ 1,253,391  $ 500,685  $ 27,524  $ 3,299  $ 250
(a)
Recommencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Amount is greater than $(0.00005) per share.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

Treasury Trust Fund
Cash Management
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of period ............ $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................
0 .0189  0 .0465  0 .0402  0 .0051  0 .0001  0 .0034
Net realized gain .........................
0 .0001  0 .0003  0 .0007  0 .0005  0 .0001  0 .0003
Net increase from investment operations ........... 0.0190  0.0468  0.0409  0.0056  0.0002  0.0037
Distributions
(a)
– – – – – –
From net investment income ................. ( 0 .0189 ) ( 0 .0467 ) ( 0 .0409 ) ( 0 .0056 ) ( 0 .0001 ) ( 0 .0036 )
From net realized gain ...................... ( 0 .0001 ) ( 0 .0001 ) ( 0 .0000 )
(b)
( 0 .0000 )
(b)
( 0 .0001 ) ( 0 .0001 )
Total distributions ........................... (0.0190) (0.0468) (0.0409) (0.0056) (0.0002) (0.0037)
Net asset value, end of period ................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(c)
Based on net asset value ..................... 1.91%
(d)
4.77% 4.16% 0.56% 0.01% 0.37%
Ratios to Average Net Assets
Total expen ses ............................
0.68%
(e)
0.68% 0.69% 0.69% 0.69% 0.69%
Total expenses after fees waived and/or reimbursed ...
0.67%
(e)
0.67% 0.67% 0.41% 0.08% 0.41%
Net investment income ......................
3.81%
(e)
4.65% 4.02% 0.51% 0.01% 0.34%
Supplemental Data
Net assets, end of period (000) ................. $ 4,407  $ 7,192  $ 5,085  $ 21,330  $ 32,960  $ 53,101
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
Treasury Trust Fund
Cash Reserve
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of period ............ $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................
0 .0192  0 .0477  0 .0415  0 .0053  0 .0001  0 .0040
Net realized gain .........................
0 .0003  0 .0001  0 .0004  0 .0007  0 .0001  0 .0001
Net increase from investment operations ........... 0.0195  0.0478  0.0419  0.0060  0.0002  0.0041
Distributions
(a)
– – – – – –
From net investment income ................. ( 0 .0194 ) ( 0 .0477 ) ( 0 .0419 ) ( 0 .0060 ) ( 0 .0001 ) ( 0 .0040 )
From net realized gain ...................... ( 0 .0001 ) ( 0 .0001 ) ( 0 .0000 )
(b)
( 0 .0000 )
(b)
( 0 .0001 ) ( 0 .0001 )
Total distributions ........................... (0.0195) (0.0478) (0.0419) (0.0060) (0.0002) (0.0041)
Net asset value, end of period ................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(c)
Based on net asset value ..................... 1.96%
(d)
4.88% 4.27% 0.61% 0.01% 0.41%
Ratios to Average Net Assets
Total expen ses ............................
0.58%
(e)
0.59% 0.59% 0.59% 0.59% 0.59%
Total expenses after fees waived and/or reimbursed ...
0.57%
(e)
0.57% 0.57% 0.35% 0.07% 0.39%
Net investment income ......................
3.88%
(e)
4.77% 4.15% 0.53% 0.01% 0.40%
Supplemental Data
Net assets, end of period (000) ................. $ 90,046  $ 103,703  $ 128,272  $ 79,114  $ 97,008  $ 102,984
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

Treasury Trust Fund
Dollar
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of period ............ $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................
0 .0200  0 .0491  0 .0447  0 .0073  0 .0001  0 .0046
Net realized gain (loss) .....................
0 .0003  0 .0003  ( 0 .0011 )
(a)
( 0 .0003 )
(a)
0 .0001  0 .0003
Net increase from investment operations ........... 0.0203  0.0494  0.0436  0.0070  0.0002  0.0049
Distributions
(b)
– – – – – –
From net investment income ................. ( 0 .0202 ) ( 0 .0493 ) ( 0 .0436 ) ( 0 .0070 ) ( 0 .0001 ) ( 0 .0048 )
From net realized gain ...................... ( 0 .0001 ) ( 0 .0001 ) ( 0 .0000 )
(c)
( 0 .0000 )
(c)
( 0 .0001 ) ( 0 .0001 )
Total distributions ........................... (0.0203) (0.0494) (0.0436) (0.0070) (0.0002) (0.0049)
Net asset value, end of period ................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
Based on net asset value ..................... 2.04%
(e)
5.04% 4.44% 0.70% 0.01% 0.49%
Ratios to Average Net Assets
Total expen ses ............................
0.43%
(f)
0.43% 0.44% 0.44% 0.44% 0.44%
Total expenses after fees waived and/or reimbursed ...
0.41%
(f)
0.41% 0.40% 0.27% 0.07% 0.30%
Net investment income ......................
4.04%
(f)
4.91% 4.47% 0.73% 0.01% 0.46%
Supplemental Data
Net assets, end of period (000) ................. $ 3,814,546  $ 3,207,547  $ 2,343,866  $ 1,060,804  $ 1,035,846  $ 939,241
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
Treasury Trust Fund
Select
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of period ............ $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................
0 .0171  0 .0434  0 .0378  0 .0032  0 .0001  0 .0016
Net realized gain (loss) .....................
0 .0003  0 .0001  ( 0 .0002 )
(a)
0 .0010  0 .0001  0 .0008
Net increase from investment operations ........... 0.0174  0.0435  0.0376  0.0042  0.0002  0.0024
Distributions
(b)
– – – – – –
From net investment income ................. ( 0 .0173 ) ( 0 .0434 ) ( 0 .0376 ) ( 0 .0042 ) ( 0 .0001 ) ( 0 .0023 )
From net realized gain ...................... ( 0 .0001 ) ( 0 .0001 ) ( 0 .0000 )
(c)
( 0 .0000 )
(c)
( 0 .0001 ) ( 0 .0001 )
Total distributions ........................... (0.0174) (0.0435) (0.0376) (0.0042) (0.0002) (0.0024)
Net asset value, end of period ................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
Based on net asset value ..................... 1.74%
(e)
4.43% 3.82% 0.42% 0.01% 0.24%
Ratios to Average Net Assets
Total expen ses ............................
1.03%
(f)
1.04% 1.04% 1.04% 1.04% 1.04%
Total expenses after fees waived and/or reimbursed ...
1.00%
(f)
1.00% 1.00% 0.49% 0.06% 0.45%
Net investment income ......................
3.44%
(f)
4.34% 3.78% 0.32% 0.01% 0.16%
Supplemental Data
Net assets, end of period (000) ................. $ 285,882  $ 203,961  $ 254,127  $ 169,696  $ 660,676  $ 103,647
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

MuniCash
Institutional
Six Months
Ended
04/30/25
(unaudited)
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of period ............
$ 1.0001  $ 1.0000  $ 0.9999  $ 1.0001  $ 1.0001  $ 1.0001
Net investment income .....................
0 .0127  0 .0310  0 .0282  0 .0048  0 .0001  0 .0051
Net realized and unrealized gain (loss) ...........
0 .0001  0 .0002  ( 0 .0000 )
(a) (b)
0 .0007
(b)
0 .0000
(c)
0 .0004
Net increase from investment operations ........... 0.0128  0.0312  0.0282  0.0055  0.0001  0.0055
Distributions
(d)
– – – – – –
From net investment income ................. ( 0 .0128 ) ( 0 .0311 ) ( 0 .0281 ) ( 0 .0057 ) ( 0 .0001 ) ( 0 .0055 )
From net realized gain ...................... —  ( 0 .0000 )
(a)
—  ( 0 .0000 )
(a)
—  —
Total distributions ........................... (0.0128) (0.0311) (0.0281) (0.0057) (0.0001) (0.0055)
Net asset value, end of period ................. $ 1.0001  $ 1.0001  $ 1.0000  $ 0.9999  $ 1.0001  $ 1.0001
Total Return
(e)
Based on net asset value ..................... 1.29%
(f)
3.17% 2.86% 0.56% 0.01% 0.55%
Ratios to Average Net Assets
Total expen ses ............................
0.29%
(g)
0.31% 0.30% 0.28% 0.26% 0.26%
Total expenses after fees waived and/or reimbursed ...
0.20%
(g)
0.21% 0.20% 0.16% 0.08% 0.19%
Total expenses after fees waived and/or reimbursed and
interest expense .........................
0.20%
(g)
0.20% 0.20% 0.16% 0.08% 0.19%
Net investment income ......................
2.55%
(g)
3.10% 2.82% 0.48% 0.01% 0.51%
Supplemental Data
Net assets, end of period (000) ................. $ 3,899,456  $ 3,994,911  $ 4,540,657  $ 3,592,640  $ 5,368,797  $ 5,160,531
(a)
Amount is greater than $(0.00005) per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Amount is less than $0.00005 per share.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
See notes to financial statements.

Notes to Financial Statements
(unaudited)

Notes to Financial Statements
1. ORGANIZATION
BlackRock Liquidity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares although certain share classes may not be outstanding at the report date. Each share class is offered as follows:
All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Mischler
Financial Group Shares are sold without a sales charge and are only available to clients of Mischler Financial Group, Inc. and its affiliates. Penserra Shares are sold without a sales charge and are only available to clients of Penserra Securities LLC and its affiliates. Great Pacific Shares are sold without a sales charge and are only available to clients of Great Pacific Securities and its affiliates. Premier Shares are sold without a sales charge and are only available through financial intermediaries trading on the
NSCC Fund/SERV trading platform. Stern Brothers Shares are sold without a sales charge and are only available to clients of Stern Brothers & Co. and its affiliates. Tigress
Shares are sold without a sales charge and are only available to clients of Tigress Financial Partners LLC and its affiliates. WestCap Shares are sold without a sales charge and are only available to portfolio companies of WestCap Management, LLC and its affiliates. Administration, Select, Capital, Cash Reserve, Cash Management, Private
Client and Dollar Shares are sold without a sales charge and are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
BlackRock Liquid Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund each operates as a “government money market fund” under Rule 2a-7 under the 1940 Act.
Each Fund is not subject to discretionary liquidity fees.
TempCash and MuniCash price and transact their shares at a net asset value (“NAV”) per share calculated to four decimal places, reflecting market-based values of their portfolio holdings (i.e., at a “floating” NAV). Prior to the Funds’ adoption of the floating NAV, their portfolio holdings were valued at amortized cost.
With respect to each of TempCash and MuniCash, the Board of Trustees of the Trust (the "Board"), or its delegate, must impose a mandatory liquidity fee upon the sale of shares if the Fund’s net redemptions on any business day exceed 5% of the Fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The Board, or its delegate, may also impose a discretionary liquidity fee of up to 2% upon the value of shares redeemed, at certain times, if such fee is determined to be in the best interests of such Fund.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Fund Name
Diversification
Classification
BlackRock Liquid Federal Trust Fund .......................................................................................
Diversified
FedFund ..........................................................................................................
Diversified
TempCash .........................................................................................................
Diversified
T-Fund ............................................................................................................
Diversified
Treasury Trust Fund ...................................................................................................
Diversified
MuniCash ..........................................................................................................
Diversified
Fund Name Share Class
BlackRock Liquid Federal Trust Fund ...................
Institutional, Administration, Capital, Cash Management, Cash Reserve, Dollar, Mischler Financial Group, Stern Brothers
and Tigress.
FedFund ......................................
Institutional, Administration, Capital, Cash Management, Cash Reserve, Dollar, Great Pacific, Mischler Financial Group,
Penserra, Premier, Private Client, Select, Stern Brothers, Tigress and West Cap.
TempCash ..................................... Institutional, Capital, Dollar, Great Pacific and Premier
T-Fund ........................................ Institutional, Administration, Capital, Cash Management, Cash Reserve, Dollar, Premier and Select
Treasury Trust Fund ............................... Institutional, Administration, Capital, Cash Management, Cash Reserve, Dollar and Select
MuniCash ...................................... Institutional, Capital and Dollar

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Liquidity Fees: Any liquidity fees imposed on the value of shares redeemed are recorded as paid-in-capital. The liquidity fees are collected and retained by TempCash and
MuniCash for the benefit of the Funds' remaining shareholders.
Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations of a class of shares.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Funds' adoption of the new standard impacted financial statement disclosures only and did not affect each Fund's financial position or results of operations.
The Chief Financial Officer acts as the Funds' Chief Operating Decision Maker (“CODM") and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies (TempCash and MuniCash): The Fund's investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each Fund's Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”)
to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of TempCash and MuniCash assets and liabilities:
Investments are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Repurchase agreements are valued at amortized cost, which approximates market value.
Investment Valuation Policies (BlackRock Liquid Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund): U.S. GAAP defines fair value as the price the
Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds' investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security.
Each Fund seeks to maintain its NAV per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain eligible collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third-party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund, respectively. The Funds , along with other registered investment companies advised by the Manager, may transfer uninvested cash into a single joint trading account which is then invested in one or more repurchase agreements.
In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.
Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Funds, entered into a management agreement with the Manager, the Trust’s investment adviser and an indirect, wholly-
owned subsidiary of BlackRock, Inc. ("BlackRock"), to provide investment advisory, administration and accounting services to the Funds.
Under the management agreement, the Manager is entitled to receive the following annual fees computed daily and paid monthly based upon each Fund’s average daily net assets:
(a)
Based on the combined average daily net assets of BlackRock Liquid Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund.
(b)
Based on the average daily net assets of the Fund whose management fee is being calculated.
BlackRock Liquid Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund
Calculation A
(a)
Calculation B
(b)
Management Fees are equal to calculation A plus calculation B
.175% of the first $1 billion
.175% of the first $1 billion
.150% of the next $1 billion
.150% of the next $1 billion
.125% of the next $1 billion
.125% of the next $1 billion
.100% of the next $1 billion
.100% of amounts in excess of $3 billion
.095% of the next $1 billion
.090% of the next $1 billion
.085% of the next $1 billion
.080% of amounts in excess of $7 billion
Fund Name Management Fees
TempCash and MuniCash ...................................................
.350% of the first $1 billion
.300% of the next $1 billion
.250% of the next $1 billion
.200% of the next $1 billion
.195% of the next $1 billion
.190% of the next $1 billion
.185% of the next $1 billion
.180% of amounts in excess of $7 billion

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

With respect to TempCash, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”) (the "Sub-Adviser"), an affiliate of the Manager.
The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Service and Distribution Fees: The Trust, on behalf of the Funds, entered into a separate Distribution Agreement, Distribution Plans and Shareholder Service Plans with
BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Select Shares Distribution Plan and the Private Client Shares Distribution Plan, the Trust may
pay BRIL a fee for distribution and sales support services. In addition, the Trust may pay service organizations, including affiliates of the Manager, fees for providing certain services (“shareholder services”) to their customers who own shares of the Funds. Pursuant to its respective Shareholder Services Plan, each of the Capital, Dollar, Cash
Management, Cash Reserve, Administration, Select and Private Client Share classes are currently paying fees to service organizations, which may include affiliates of the
Manager. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:
For the six months ended April 30, 2025, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the  six months  ended April 30, 2025, the Funds  did not pay any amounts to affiliates in return for these services.
For the six months ended April 30, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager, as investment adviser and administrator, has contractually agreed to reduce its fees and/or reimburse ordinary operating expenses to ensure that the combined “Management Fees” and “Miscellaneous/Other Expenses,” excluding service fees, distribution fees and any extraordinary expenses, do not exceed 0.18% of the average daily net assets of TempCash, 0.17% of the average daily net assets of BlackRock
Liquid Federal Trust Fund, FedFund, T-Fund, and Treasury Trust Fund and 0.20% of the average daily net assets of MuniCash. Any fees waived by the Manager with respect to a particular fiscal year are not recoverable. The Manager has agreed not to reduce or discontinue these contractual expense limitations prior to June 30, 2026, unless approved by the Board, including a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of such Fund.
Share Class Service Fees
(a)
Distribution
Fees
(a)
Administration .............................................................................................. 0.10% — %
Capital ................................................................................................... 0.05 —
Cash Management ........................................................................................... 0.50 —
Cash Reserve .............................................................................................. 0.40 —
Dollar .................................................................................................... 0.25 —
Private Client .............................................................................................. 0.50 0.35
Select ................................................................................................... 0.50 0.35
(a)
Due to certain contractual and voluntary waivers, the above stated rates may be reduced.
Fund Name Administration Capital
Cash
Management Cash Reserve Dollar Private Client Select Total
BlackRock Liquid Federal Trust Fund .. $ 14,685 $ — $ 18,754 $ — $ 15,373 $ — $ — $ 48,812
FedFund ..................... 3,797,558 74,285 1,595,473 8,547,992 5,401,674 685 1,812,609 21,230,276
TempCash .................... — — — — 17,555 — — 17,555
T-Fund ....................... 2,547,427 80,085 2,558,335 121,145 1,701,740 — 87,309 7,096,041
Treasury Trust Fund .............. 395,194 350,887 14,973 220,500 4,638,291 — 1,023,101 6,642,946
Fund Name
Great Pacific
Shares Tigress
Stern Brothers
Shares
WestCap
Shares Total
BlackRock Liquid Federal Trust Fund .................................................. $ — $ 7 $ — $ — $ 7
FedFund ..................................................................... — 48 5 50 103
TempCash .................................................................... 308 — — — 308

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended April 30, 2025, the amounts waived were as follows:
In addition, BRIL has contractually agreed to waive service and/or distribution fees through February 28, 2026 so that the net annual fund operating expenses, excluding extraordinary expenses, of the Select Shares and Private Client Shares do not exceed 1.00% and 0.68% of the average daily net assets of the shares, respectively.
The agreement renews automatically for successive one-year periods and may be terminated by any party to the agreement upon written notice 75 days prior to the commencement of a successive one year period. For the six months ended April 30, 2025, the amounts waived and/or reimbursed were as follows:
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the manager — class specific, in the
Statements of Operations. For the six months ended April 30, 2025, class specific expense waivers and/or reimbursements were as follows:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), each Fund participated in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended April 30, 2025, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
6. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Fund Name
Fees Waived
and/or
Reimbursed
by the
Manager
BlackRock Liquid Federal Trust Fund ............................................................................................. $ 1,444,552
FedFund ................................................................................................................ 12,514,195
TempCash ............................................................................................................... 2,585,884
T-Fund .................................................................................................................. 7,959,000
Treasury Trust Fund ......................................................................................................... 10,325,483
MuniCash ................................................................................................................ 1,675,216
Service and Distribution Fees Waived and/or Reimbursed - Class Specific Private Client Select Total
FedFund ........................................................................ $ 274 $ 42,570 $ 42,844
T-Fund .......................................................................... — 2,054 2,054
Treasury Trust Fund ................................................................. — 24,064 24,064
Fund Name/Share Class
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
— Class Specific
BlackRock Liquid Federal Trust Fund
Tigress .......................................................................................................... $ 5
FedFund
Tigress .......................................................................................................... $ 41
Stern Brothers ..................................................................................................... 2
WestCap ........................................................................................................ 36
$ 79
TempCash
Great Pacific ...................................................................................................... $ 183
Fund Name Purchases Sales
Net Realized
Gain (Loss)
MuniCash ........................................................................... $ 733,641,981 $ 509,382,530 $ —

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Funds’ NAV.
As of October 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
As of April 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
For TempCash and MuniCash, the cost for U.S. federal income tax purposes is the same as book cost.
7.  PRINCIPAL RISKS
In the normal course of business, the Funds invest  in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
Certain obligations held by the Funds have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third-party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in creditworthiness of the entities that provide the credit enhancements or liquidity features. The Funds monitor their exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.
Market Risk : Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Fund Name
Non-Expiring
Capital Loss
Carryforwards
FedFund ........................................................................................................... $ (74,864,734)
TempCash .......................................................................................................... (1,063,061)
T-Fund ............................................................................................................. (44,040,460)
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Liquid Federal Trust Fund .................................... $ 6,744,743,004 $ – $ (885) $ (885)
FedFund ....................................................... 164,336,971,340 – (19,426) (19,426)
T-Fund ........................................................ 108,873,147,050 – (22,573) (22,573)
Treasury Trust Fund ............................................... 159,839,925,980 – (12,345) (12,345)

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
MuniCash invests a substantial amount of its assets in issuers located in a single state or limited number of states. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political or social conditions affecting that state or group of states could have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund's portfolio. Investment percentages in specific states or U.S. territories are presented in the Schedules of Investments.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
8. CAPITAL SHARE TRANSACTIONS
The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (shares) and to classify or reclassify any unissued shares into one or more additional classes of shares.
The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold, reinvested and redeemed at $1.00 per share for BlackRock Liquid Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund.
Transactions in capital shares for each class were as follows:
d
Fund Name/Share Class
Six Months Ended
04/30/25
Year Ended
10/31/24
BlackRock Liquid Federal Trust Fund
Institutional
Shares sold 25,207,487,315 40,999,612,124
Shares issued in reinvestment of distributions ........................................................ 33,189,421 78,311,507
Shares redeemed
(24,344,092,694) (41,665,368,238)
896,584,042 (587,444,607)
Administration
Shares sold 115,052,930 161,834,138
Shares issued in reinvestment of distributions ........................................................ 619,393 1,560,845
Shares redeemed
(145,935,201) (145,426,579)
(30,262,878) 17,968,404
Bancroft Capital
Shares issued in reinvestment of distributions ........................................................ — 1,854
(a)
Shares redeemed
— (54,626)
(a)
— (52,772)
Cabrera Capital Markets
Shares issued in reinvestment of distributions ........................................................ — 1,854
(a)
Shares redeemed
— (54,626)
(a)
— (52,772)
Cash Management
Shares sold 133,261 3,195,070
Shares issued in reinvestment of distributions ........................................................ 5 16,853
Shares redeemed
(104,119) (5,446,284)
29,147 (2,234,361)
Dollar
Shares sold 133,410,632 77,548,806
Shares issued in reinvestment of distributions ........................................................ 19,116 39,293
Shares redeemed
(134,085,714) (86,584,402)
(655,966) (8,996,303)

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

d
Fund Name/Share Class
Six Months Ended
04/30/25
Year Ended
10/31/24
Great Pacific
Shares issued in reinvestment of distributions ........................................................ — 2,094
(a)
Shares redeemed
— (54,848)
(a)
— (52,754)
Mischler Financial Group
Shares sold 57,745,999 242,831,161
Shares issued in reinvestment of distributions ........................................................ 728,153 790,695
Shares redeemed
(65,056,100) (224,096,348)
(6,581,948) 19,525,508
Penserra
Shares issued in reinvestment of distributions ........................................................ — 2,095
(a)
Shares redeemed
— (804,864)
(a)
— (802,769)
Stern Brothers
Shares sold 200,000,001 —
Shares issued in reinvestment of distributions ........................................................ 1,209 2,823
200,001,210 2,823
Tigress
Shares sold 5,799,999 —
Shares issued in reinvestment of distributions ........................................................ 5,354 56,313
Shares redeemed
— (2,999,999)
5,805,353 (2,943,686)
1,064,918,960 (565,083,289)
FedFund
Institutional
Shares sold 512,995,182,381 960,873,887,287
Shares issued in reinvestment of distributions ........................................................ 953,097,715 2,305,706,156
Shares redeemed
(520,554,086,583) (932,819,878,045)
(6,605,806,487) 30,359,715,398
Administration
Shares sold 8,098,974,672 18,851,949,320
Shares issued in reinvestment of distributions ........................................................ 97,962,703 236,281,031
Shares redeemed
(8,456,552,625) (19,328,695,622)
(259,615,250) (240,465,271)
Capital
Shares sold 497,470,420 623,938,069
Shares issued in reinvestment of distributions ........................................................ 6,146,545 6,406,147
Shares redeemed
(463,026,774) (355,507,582)
40,590,191 274,836,634
Cash Management
Shares sold 166,931,411 343,203,202
Shares issued in reinvestment of distributions ........................................................ 10,280,189 24,959,923
Shares redeemed
(173,314,746) (427,654,076)
3,896,854 (59,490,951)
Cash Reserve
Shares sold 29,511,201,279 52,041,441,295
Shares issued in reinvestment of distributions ........................................................ 4,565 360,941
Shares redeemed
(29,606,398,218) (51,947,097,796)
(95,192,374) 94,704,440
Dollar
Shares sold 6,974,334,201 12,228,797,970
Shares issued in reinvestment of distributions ........................................................ 22,206,213 56,110,489
Shares redeemed
(6,763,189,122) (12,229,524,327)
233,351,292 55,384,132
Great Pacific
Shares sold — 50,000
(b)
Shares issued in reinvestment of distributions ........................................................ 1,095 554
(b)
1,095 50,554

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
d
Fund Name/Share Class
Six Months Ended
04/30/25
Year Ended
10/31/24
Mischler Financial Group
Shares sold 15,986,424,707 33,218,216,511
Shares issued in reinvestment of distributions ........................................................ 28,986,001 48,622,644
Shares redeemed
(17,634,232,333) (32,171,604,156)
(1,618,821,625) 1,095,234,999
Penserra
Shares sold 23,999,999 100,000
(b)
Shares issued in reinvestment of distributions ........................................................ 16,745 1,108
(b)
Shares redeemed
(10,000,000) —
14,016,744 101,108
Premier
Shares sold 1,618,098,809 3,882,607,034
Shares issued in reinvestment of distributions ........................................................ 7,455,109 20,972,458
Shares redeemed
(1,903,447,158) (2,871,495,106)
(277,893,240) 1,032,084,386
Private Client
Shares sold 4,602 41
Shares issued in reinvestment of distributions ........................................................ 3,075 9,745
Shares redeemed
(3,646) (99,318)
4,031 (89,532)
Select
Shares sold 664,029,225 978,173,401
Shares issued in reinvestment of distributions ........................................................ 7,449,331 14,628,461
Shares redeemed
(603,138,241) (983,125,749)
68,340,315 9,676,113
Stern Brothers
Shares sold 67,499,999 509,199,999
Shares issued in reinvestment of distributions ........................................................ 1,746,689 3,201,468
Shares redeemed
(466,161,614) (102,448,884)
(396,914,926) 409,952,583
Tigress
Shares sold 222,365,136 636,836,894
Shares issued in reinvestment of distributions ........................................................ 1,058,715 4,626,199
Shares redeemed
(238,080,464) (587,483,419)
(14,656,613) 53,979,674
WestCap
Shares sold 9,075,000 44,978,749
Shares issued in reinvestment of distributions ........................................................ 1,593,139 5,110,026
Shares redeemed
(25,730,667) (74,711,327)
(15,062,528) (24,622,552)
(8,923,762,521) 33,061,051,715
T-Fund
Institutional
Shares sold 624,575,581,740 1,306,205,313,758
Shares issued in reinvestment of distributions ........................................................ 597,221,272 1,231,737,225
Shares redeemed
(624,474,550,879) (1,293,392,422,710)
698,252,133 14,044,628,273
Administration
Shares sold 4,587,018,077 7,550,204,907
Shares issued in reinvestment of distributions ........................................................ 99,562,280 205,504,945
Shares redeemed
(3,934,972,578) (7,088,231,897)
751,607,779 667,477,955
Capital
Shares sold 438,605,325 664,978,449
Shares issued in reinvestment of distributions ........................................................ 6,139,744 11,158,050
Shares redeemed
(367,071,289) (603,167,871)
77,673,780 72,968,628

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

d
Fund Name/Share Class
Six Months Ended
04/30/25
Year Ended
10/31/24
Cash Management
Shares sold 2,592,885,813 4,961,063,034
Shares issued in reinvestment of distributions ........................................................ 16,594,114 30,531,604
Shares redeemed
(2,639,513,048) (4,887,766,561)
(30,033,121) 103,828,077
Cash Reserve
Shares sold 92,354,658 416,188,745
Shares issued in reinvestment of distributions ........................................................ 2,579 452,179
Shares redeemed
(82,509,154) (410,811,316)
9,848,083 5,829,608
Dollar
Shares sold 3,495,174,906 7,400,875,405
Shares issued in reinvestment of distributions ........................................................ 8,522,795 17,683,387
Shares redeemed
(3,340,391,539) (7,583,391,899)
163,306,162 (164,833,107)
Premier
Shares sold 1,780,112,721 2,986,603,430
Shares issued in reinvestment of distributions ........................................................ 16,762,118 36,899,572
Shares redeemed
(1,481,233,502) (3,011,843,360)
315,641,337 11,659,642
Select
Shares sold 178,638,463 316,995,158
Shares issued in reinvestment of distributions ........................................................ 357,307 1,102,093
Shares redeemed
(174,790,025) (348,868,063)
4,205,745 (30,770,812)
1,990,501,898 14,710,788,264
Treasury Trust Fund
Institutional
Shares sold 186,348,861,450 348,099,471,270
Shares issued in reinvestment of distributions ........................................................ 700,808,013 1,508,135,661
Shares redeemed
(167,758,901,569) (323,061,473,890)
19,290,767,894 26,546,133,041
Administration
Shares sold 1,425,376,513 1,542,967,789
Shares issued in reinvestment of distributions ........................................................ 9,815,808 19,059,296
Shares redeemed
(1,144,438,890) (1,343,059,919)
290,753,431 218,967,166
Capital
Shares sold 1,821,552,855 2,353,944,538
Shares issued in reinvestment of distributions ........................................................ 28,908,808 36,012,458
Shares redeemed
(1,595,905,809) (1,637,347,758)
254,555,854 752,609,238
Cash Management
Shares sold 25,024,665 59,265,535
Shares issued in reinvestment of distributions ........................................................ 68,766 246,863
Shares redeemed
(27,877,905) (57,405,427)
(2,784,474) 2,106,971
Cash Reserve
Shares sold 365,003,571 1,325,249,632
Shares issued in reinvestment of distributions ........................................................ 98 234
Shares redeemed
(378,649,439) (1,349,815,568)
(13,645,770) (24,565,702)
Dollar
Shares sold 7,674,305,854 12,043,739,465
Shares issued in reinvestment of distributions ........................................................ 3,456,114 11,737,276
Shares redeemed
(7,070,435,061) (11,191,908,548)
607,326,907 863,568,193
Select
Shares sold 542,829,039 847,511,404
Shares issued in reinvestment of distributions ........................................................ 4,180,481 9,657,554
Shares redeemed
(465,068,487) (907,328,707)
81,941,033 (50,159,749)

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
The number of shares sold, reinvested and redeemed for TempCash and MuniCash were transacted at each class's floating NAV per share calculated to four decimal places.
Transactions in capital shares for each class of TempCash and MuniCash were as follows:
(a)
There were no Bancroft Capital Shares, Cabrera Capital Markets Shares, Great Pacific Shares and Penserra Shares outstanding for the year ended October 31, 2024.
(b)
Period August 12, 2024 (commencement of operations) to October 31, 2024 for Great Pacific Shares and Penserra Shares.
(c)
Period April 14, 2025 (commencement of operations) to April 30, 2025 for Capital Shares.
(d)
There were no Dollar Shares outstanding for the year ended October 31, 2024.
As of April 30, 2025, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 1,552,123,528 Institutional Shares of FedFund.
As of April 30, 2025, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 36,478 Premier Shares of TempCash.
9. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
d
Fund Name/Share Class
Six Months Ended
04/30/25
Year Ended
10/31/24
20,508,914,875 28,308,659,158
d
Six Months Ended
04/30/25
Year Ended
10/31/24
Fund Name/Share Class
Shares Amount Shares Amount
TempCash
Institutional
Shares sold ..........................................
16,677,435,398 $ 16,686,146,241 25,076,170,569 $ 25,088,834,874
Shares issued in reinvestment of distributions .....................
80,084,532 80,124,918 83,814,650 83,860,592
Shares redeemed ......................................
(15,452,211,746) (15,460,263,747) (18,282,944,345) (18,292,389,737)
1,305,308,184 $ 1,306,007,412 6,877,040,874 $ 6,880,305,729
Capital
(c)
Shares sold ..........................................
49,980 $ 50,000 — $ —
Shares issued in reinvestment of distributions .....................
101 101 — $ —
50,081 $ 50,101 — $ —
Dollar
Shares sold ..........................................
63,635,782 $ 63,674,303 63,584,538 $ 63,623,740
Shares issued in reinvestment of distributions .....................
17,929 17,940 1,012 1,013
Shares redeemed ......................................
(89,114,091) (89,165,800) (16,739,712) (16,752,216)
(25,460,380) $ (25,473,557) 46,845,838 $ 46,872,537
Great Pacific
Shares sold ..........................................
— $ — 341,865,528 $ 342,006,436
Shares issued in reinvestment of distributions .....................
17,247,745 17,255,534 28,205,285 28,217,672
17,247,745 $ 17,255,534 370,070,813 $ 370,224,108
Premier
Shares sold ..............................................
—
$ —
—
$ —
Shares issued in reinvestment of distributions ........................
—
—
—
—
Shares redeemed ..........................................
—
—
—
—
1,297,145,630 $ 1,297,839,490 7,293,957,525 $ 7,297,402,374
MuniCash
Institutional
Shares sold ..........................................
19,589,678,125 $ 19,591,637,093 35,643,322,757 $ 35,646,598,893
Shares issued in reinvestment of distributions .....................
22,830,609 22,832,892 52,437,603 52,442,847
Shares redeemed ......................................
(19,707,955,667) (19,709,926,462) (36,241,898,722) (36,245,055,794)
(95,446,933) $ (95,456,477) (546,138,362) $ (546,014,054)
Dollar
Shares sold ..........................................
— $ — 2,561,175
(d)
$ 2,561,175
(d)
Shares issued in reinvestment of distributions .....................
— — 49,762
(d)
49,762
(d)
Shares redeemed ......................................
— — (4,382,718)
(d)
(4,382,793)
(d)
— $ — (1,771,781) $ (1,771,856)
(95,446,933) $ (95,456,477) (547,910,143) $ (547,785,910)

Additional Information
2025
BlackRock Semi-Annual Financial Statements and Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Funds.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
(a)
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodians
JPMorgan Chase Bank, N.A.
New York, NY 10179
The Bank of New York Mellon
New York, NY 10286
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For TempCash

Glossary of Terms Used in these Financial Statements

Glossary of Terms Used in these Financial Statements
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AMT Alternative Minimum Tax
COP Certificates of Participation
DAC Designated Activity Company
GO General Obligation Bonds
LIQ Liquidity Agreement
LOC Letter of Credit
PJSC Public Joint Stock Company
RB Revenue Bonds
SBPA Stand-by-Bond Purchase Agreement
SOFR Secured Overnight Financing Rate
VRDN Variable Rate Demand Notes
VRDP Variable Rate Demand Preferred

Notice to Shareholders
2025
BlackRock Semi-Annual Financial Statements and Additional Information
The following applies to TempCash and MuniCash : This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds' current prospectus. You could lose money by investing in a Fund. Because the share price of the Funds will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Funds may impose a fee upon sale of your shares. The Funds generally must impose a fee when net sales of Fund shares exceed certain levels. An investment in a Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds' sponsor is not required to reimburse the Funds for losses, and you should not expect that the sponsor will provide financial support to the Funds at any time, including during periods of market stress.
The following applies to BlackRock Liquid Federal Trust Fund, FedFund , T-Fund and Treasury Trust Fund: This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds' current prospectus. You could lose money by investing in a Fund. Although the Funds seek to preserve the value of your investment at $1.00 per share, they cannot guarantee they will do so. An investment in a Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds' sponsor is not required to reimburse the Funds for losses, and you should not expect that the sponsor will provide financial support to the Funds at any time, including during periods of market stress.

Want to know more?
blackrock.com | 800-441-7450
Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted.
For current month-end performance information, call (800) 626-1960. Each Fund’s current 7-day yield more closely reflects the current earnings of a Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers  – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report.
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached.
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Liquidity Funds

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Liquidity Funds

Date: June 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Liquidity Funds

Date: June 24, 2025

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Liquidity Funds

Date: June 24, 2025